UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following is a copy of the reports transmitted to shareholders of the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Banking and Finance Fund, the Forward Growth Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, each a series of the registrant, pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The report transmitted to shareholders of the Accessor series, which were reorganized as series of the registrant effective September 1, 2008, has been or will be submitted in a separate Form N-CSR.

Forward Funds

Semiannual Report

Forward Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Banking and Finance Fund

Forward Growth Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward International Fixed Income Fund

Forward Real Estate Fund

June 30, 2009

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2009

1

Shareholder Update	June 30, 2009

A MESSAGE FROM:	J. Alan Reid Jr., President Chief Executive Officer

Dear Shareholder:

Over the last few years, investors have faced a crisis of confidence as perceived investment wisdom has been turned on its head. Traditional asset allocation has suffered as investments that typically were not correlated became correlated during the recent market crisis, and traditional safe-haven investments like CD’s, bonds, real estate and large cap stocks also were drawn into question. In response, government officials and global central bankers provided massive capital infusions to help jump start the markets. Starting in early 2009, these support measures began to pay off as credit spreads began narrowing, and the overall outlook started to improve.

In March of this year, a recovery in the global equity markets began to signal that the worst days of this economic crisis might be behind us. During the second quarter, banks, REITs and other leveraged players around the globe began to issue equity in an effort to avoid default and strengthen their balance sheets. In addition, banks began repaying government capital infusions and were in the process of being able to function normally on their own once again.

The markets still have a way to go before we can conclude that there has been a complete recovery. There will be much need for continued strengthening in consumer, government and corporate balance sheets. Legal and regulatory structures will no doubt be overhauled, as one of the biggest lessons learned was that too much leverage is hazardous to the markets.

In reviewing the past six months, I found it interesting to note that companies and countries with less debt—like technology companies and emerging market countries—performed strongly in the rebound as they were able to bounce back more quickly. As the recovery phase unfolded, many high yielding securities enjoyed a significant improvement as the panic mentality surrounding the market began to decline. I also was intrigued to see that diversification internationally and across asset classes began to reassert itself as a powerful driver of investment returns. We have always believed that an asset allocation with non-correlated asset classes is the best way to maintain a strong portfolio.

We remain focused on asset classes that will benefit from the continued recovery, as well as overall global growth. In June 2009, we added four new funds to the Forward Funds family. These funds, formerly the Kensington Funds, add additional diversification options for our shareholders seeking exposure to global infrastructure, real estate and income-oriented portfolios:

•	Forward Global Infrastructure Fund invests in a broad universe of infrastructure equities in developed and emerging markets

•	Forward Select Income Fund invests in real estate preferred stocks, bonds and high-income common stocks and utilizes portfolio leverage

•	Forward International Real Estate Fund invests in large, high quality international real estate equities

•	Forward Strategic Realty Fund invests in a broad investment universe of real estate equities which may include foreign real estate companies and utilizes portfolio leverage

June 30, 2009	2

Our newest real estate funds offer additional alternatives for investors seeking exposure to real estate, and complement one of our flagship funds, the Forward Real Estate Fund, which was launched in 1999:

•	Forward Real Estate Fund invests in U.S. real estate equities, investing primarily in REITs and REOCs

The portfolio management teams for these funds have built deep expertise investing in real estate and infrastructure, and these portfolios offer investors access to companies involved in the ownership, development, management and financing of commercial real estate and infrastructure assets throughout the world. With low valuations in real estate—and the potential for substantial yield opportunities—our newest funds offer our investors solid investment alternatives. To learn more about our newest portfolios, visit www.forwardfunds.com.

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds in the first half of 2009, and thank you for the continued confidence that you place in our Funds.

Best regards,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

The statements and opinions expressed herein are those of the author and should not be considered investment advice.

You should consider the investment objectives, risks, charges and expenses of the Forward Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. It should be read carefully before investing.

REIT funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

Foreign securities, especially emerging markets, will involve additional risks including exchange rate fluctuations, social and political instability, liquidity, greater volatility and less regulation.

Forward Global Infrastructure Fund, Forward Select Income Fund, Forward International Real Estate, Fund Forward Strategic Realty Fund and the Forward Real Estate Fund are non-diversified, meaning they may concentrate their assets in fewer individual holdings than diversified funds. Therefore, these Funds are more exposed to individual stock volatility than diversified funds.

Because the Forward Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has a greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities.

Forward Select Income and Forward Strategic Realty Funds’ use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of these Funds.

Certain of the Funds will invest in lower-rated debt securities and may utilize derivatives for hedging purposes.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc.

Not FDIC Insured | No Bank Guarantee |May Lose Value

3	June 30, 2009

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Forward Emerging Markets Fund(f)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-31.63%	12.53%	N/A	19.12%	04/09/03

Institutional Class	-31.28%	12.94%	8.23%	5.96%	10/04/95

Forward International Equity Fund(g)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-41.74%	0.27%	-0.84%	1.48%	10/01/98

Institutional Class	-41.50%	N/A	N/A	-25.82%	05/01/07

Forward International Small Companies Fund(h)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-35.24%	2.96%	N/A	8.26%	03/05/02

Institutional Class	-35.04%	3.28%	8.24%	7.35%	02/07/96

Class A (load adjusted)(a)	-39.04%	N/A	N/A	-2.11%	05/02/05

Class A (without load)(b)	-35.32%	N/A	N/A	-0.71%	05/02/05

Forward Large Cap Equity Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-26.09%	-11.68%	01/31/07

Class A (load adjusted)(a)	-30.62%	-11.09%	10/31/06

Class A (without load)(b)	-26.37%	-9.09%	10/31/06

June 30, 2009	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Forward Funds.

Forward Banking and Finance Fund(i)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	-20.62%	-8.26%	2.89%	5.11%	02/18/97

Class A (without load)(b)	-15.76%	-7.16%	3.50%	5.62%	02/18/97

Class C (with CDSC)(c)	-17.15%	-7.73%	N/A	5.28%	07/01/00

Class C (without CDSC)(d)	-16.31%	-7.73%	N/A	5.28%	07/01/00

Forward Growth Fund(j)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class(e)	N/A	N/A	N/A	-4.83%	10/21/08

Class A (load adjusted)(a)	-28.93%	-3.84%	2.57%	7.97%	10/01/92

Class A (without load)(b)	-24.61%	-2.70%	3.17%	8.35%	10/01/92

Class C (with CDSC)(c)	-25.76%	-3.24%	N/A	-2.73%	07/01/00

Class C (without CDSC)(d)	-25.01%	-3.24%	N/A	-2.73%	07/01/00

Forward Legato Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(e)	N/A	-1.36%	10/21/08

Institutional Class	-19.64%	-18.83%	05/01/08

Class A (load adjusted)(a)	-24.63%	-1.55%	04/01/05

Class A (without load)(b)	-20.03%	-0.17%	04/01/05

Forward Long/Short Credit Analysis Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	5.73%	1.77%	05/01/08

Institutional Class	6.23%	2.22%	05/01/08

Class C (with CDSC)(c)(e)	N/A	-3.76%	06/03/09

Class C (without CDSC)(d)(e)	N/A	-2.80%	06/03/09

5	June 30, 2009

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Forward Funds.

Forward International Fixed Income Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-0.87%	3.21%	10/05/07

Institutional Class	-0.62%	3.45%	10/05/07

Class C (with CDSC)(c)	-1.78%	3.05%	10/05/07

Class C (without CDSC)(d)	-0.83%	3.05%	10/05/07

Forward Real Estate Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-46.17%	-4.78%	3.80%	3.58%	05/10/99

Institutional Class	-45.92%	N/A	N/A	-46.79%	05/01/08

Class A (load adjusted)(a)(e)	N/A	N/A	N/A	-6.07%	06/12/09

Class A (without load)(b)(e)	N/A	N/A	N/A	-0.28%	06/12/09

Class C (with CDSC)(c)(e)	N/A	N/A	N/A	-1.30%	06/12/09

Class C (without CDSC)(d)(e)	N/A	N/A	N/A	-0.31%	06/12/09

(a) Includes the effect of the maximum 5.75% sales charge.

(b) Excludes sales charge.

(c) Includes the 1.00% contingent deferred sales charge (“CDSC”).

(d) Excludes the 1.00% contingent deferred sales charge (“CDSC”).

(e) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(f) The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for prior periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(g) As of December 1, 2008, the Fund is directly managed by Forward Management, LLC., the Advisor to the Forward Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect Forward Management’s performance or strategy. Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund. Pictet Asset Management Limited has been the Fund’s sub-advisor since September 1, 2005. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor. Accordingly, performance figures for periods before September 1, 2005 do not reflect the current strategy or the current sub-advisor’s performance.

(h) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

(i) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

June 30, 2009	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

See page 4 for important performance disclosure information about the Forward Funds.

(j) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(k) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

There are risks associated with investing, including loss of principal. Past performance does not guarantee future results.

For the Forward Emerging Markets Fund, the Forward International Equity Fund and the Forward International Small Companies Fund, investing in foreign securities, especially emerging markets, will involve certain additional risks, including social and political instability, liquidity, greater volatility and less regulation. For Forward International Small Companies Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity.

For the Forward Banking and Finance Fund and the Forward Growth Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity. Funds that concentrate in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

For the Forward Legato Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity.

The Forward Long/Short Credit Analysis Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value. The Fund’s prospectus allows for investment in non-investment grade securities.

For Forward International Fixed Income Fund investing in foreign securities, especially emerging markets, will involve certain additional risks, including social and political instability, liquidity, greater volatility and less regulation. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value.

For the Forward Real Estate Fund, investments in Real Estate Investment Trusts will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

7	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,315.10	1.76%	$10.10

Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80
Institutional Class
Actual	$1,000.00	$1,318.50	1.39%	$7.99

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

FORWARD INTERNATIONAL EQUITY FUND
Investor Class
Actual	$1,000.00	$1,075.30	1.34%	$6.89

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.70

June 30, 2009	8

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD INTERNATIONAL EQUITY FUND
Institutional Class
Actual	$1,000.00	$1,078.90	0.99%	$5.10

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Investor Class
Actual	$1,000.00	$1,090.40	1.54%	$7.97

Hypothetical	$1,000.00	$1,017.17	1.54%	$7.69
Institutional Class
Actual	$1,000.00	$1,092.40	1.19%	$6.15

Hypothetical	$1,000.00	$1,018.91	1.19%	$5.94
Class A
Actual	$1,000.00	$1,090.40	1.63%	$8.46

Hypothetical	$1,000.00	$1,016.70	1.63%	$8.16

FORWARD LARGE CAP EQUITY FUND
Institutional Class
Actual	$1,000.00	$1,029.60	0.99%	$4.98

Hypothetical	$1,000.00	$1,019.88	0.99%	$4.96
Class A
Actual	$1,000.00	$1,028.20	1.49%	$7.49

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

FORWARD BANKING AND FINANCE FUND
Class A
Actual	$1,000.00	$847.30	1.79%	$8.20

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Class C
Actual	$1,000.00	$844.40	2.44%	$11.16

Hypothetical	$1,000.00	$1,012.69	2.44%	$12.18

FORWARD GROWTH FUND
Institutional Class
Actual	$1,000.00	$1,068.80	0.99%	$5.08

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

9	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD GROWTH FUND
Class A
Actual	$1,000.00	$1,066.30	1.29%	$6.61

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class C
Actual	$1,000.00	$1,065.40	1.94%	$9.93

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

FORWARD LEGATO FUND
Investor Class
Actual	$1,000.00	$1,065.00	1.69%	$8.65

Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45
Institutional Class
Actual	$1,000.00	$1,067.30	1.29%	$6.61

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class A
Actual	$1,000.00	$1,065.10	1.84%	$9.42

Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Investor Class
Actual	$1,000.00	$1,223.60	1.89%	$10.41

Hypothetical	$1,000.00	$1,015.43	1.89%	$9.44
Institutional Class
Actual	$1,000.00	$1,226.50	1.54%	$8.51

Hypothetical	$1,000.00	$1,017.15	1.54%	$7.71
Class C(c)
Actual	$1,000.00	$972.00	1.89%	$1.33

Hypothetical	$1,000.00	$1,002.21	1.89%	$9.40

FORWARD INTERNATIONAL FIXED INCOME FUND
Investor Class
Actual	$1,000.00	$1,081.30	1.13%	$5.82

Hypothetical	$1,000.00	$1,019.20	1.13%	$5.64
Institutional Class
Actual	$1,000.00	$1,081.40	0.96%	$4.95

Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

June 30, 2009	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD INTERNATIONAL FIXED INCOME FUND
Class C
Actual	$1,000.00	$1,080.30	1.27%	$6.53

Hypothetical	$1,000.00	$1,018.52	1.27%	$6.34

FORWARD REAL ESTATE FUND
Investor Class
Actual	$1,000.00	$859.10	1.80%	$8.30

Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Class
Actual	$1,000.00	$861.70	1.43%	$6.60

Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15
Class A(d)
Actual	$1,000.00	$997.20	1.45%	$0.63

Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class C(d)
Actual	$1,000.00	$996.90	2.05%	$0.90

Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Long/Short Credit Analysis Fund Class C shares commenced operations on June 3, 2009.

(d) The Forward Real Estate Class A and Class C shares commenced operations on June 12, 2009.

11	June 30, 2009

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD EMERGING MARKETS FUND
Financials	30.74%	(a)

Materials	15.28%

Energy	13.51%

Information Technology	11.68%

Telecommunication Services	10.33%

Industrials	4.68%

Consumer Discretionary	3.70%

Utilities	2.73%

Consumer Staples	2.13%

Health Care	1.93%

Investment Holdings Companies	1.01%

Short-Term Bank Debt Instruments & Net Cash	2.28%
	100.00%

FORWARD INTERNATIONAL EQUITY FUND
Financials	26.84%	(a)

Industrials	14.63%

Materials	14.45%

Energy	10.76%

Information Technology	9.36%

Health Care	7.37%

Telecommunication Services	6.62%

Consumer Staples	5.80%

Consumer Discretionary	5.20%

Utilities	1.12%

Short-Term Bank Debt Instruments & Net Cash	-2.15%
	100.00%

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Industrials	18.27%

Financials	13.98%

Consumer Discretionary	13.68%

Information Technology	13.29%

Health Care	10.78%

Consumer Staples	10.42%

Energy	7.42%

Materials	6.34%

Telecommunication Services	2.12%

Utilities	1.87%

Short-Term Bank Debt Instruments & Net Cash	1.83%
100.00%

FORWARD LARGE CAP EQUITY FUND
Information Technology	19.65%

Health Care	14.49%

Financials	13.44%

Energy	12.33%

Consumer Staples	11.76%

Consumer Discretionary	8.34%

Industrials	7.96%

Telecommunication Services	3.96%

Utilities	3.35%

Materials	3.20%

Short-Term Bank Debt Instruments & Net Cash	1.52%
100.00%

FORWARD BANKING AND FINANCE FUND
Banks Regional	52.40%

Insurance Carriers: Property & Casualty	10.36%

Savings & Loans	8.28%

Securities Brokerage & Service	6.09%

Insurance: Multi-Line	5.64%

Diversified Financial Services	3.15%

Financial Data Processing Services	2.84%

Real Estate Investment Trusts	2.66%

Investment Management Companies	2.15%

Financial Information Services	0.28%

Short-Term Bank Debt Instruments & Net Cash	6.15%
100.00%

June 30, 2009	12

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD GROWTH FUND
Technology	29.07%	(a)

Health Care	19.34%

Consumer Discretionary	18.43%

Financial Services	7.26%

Materials & Processing	5.88%

Producer Durables	5.44%

Utilities	3.31%

Energy	3.04%

Consumer Staples	2.98%

Auto & Transportation	2.92%

Short-Term Bank Debt Instruments & Net Cash	2.33%
	100.00%

FORWARD LEGATO FUND
Information Technology	22.37%

Industrials	21.11%

Health Care	20.55%

Consumer Discretionary	10.86%

Financials	7.87%

Consumer Staples	5.24%

Energy	4.43%

Materials	2.90%

Telecommunication Services	0.19%

Short-Term Bank Debt Instruments & Net Cash	4.48%
	100.00%

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Municipal Bonds	177.48%

Corporate Bonds	13.42%

Exchange-Traded Funds	0.33%

Short-Term Bank Debt Instruments & Net Cash	-91.23%
	100.00%

FORWARD INTERNATIONAL FIXED INCOME FUND
Europe	53.22%

Japan	15.23%

United Kingdom	6.86%

Asia ex-Japan	4.60%

North America	4.48%

South America	4.03%

Africa	2.57%

Latin America	2.07%

Short-Term Bank Debt Instruments & Net Cash	6.94%
100.00%

FORWARD REAL ESTATE FUND

Retail	29.28%

Industrial	13.78%

Residential	12.39%

Health Care	11.79%

Office	8.60%

Self Storage	8.03%

Mutual Funds	4.82%

Specialized	4.13%

Diversified	3.54%

Hotels	2.43%

Short-Term Bank Debt Instruments & Net Cash	1.21%
100.00%

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

13	June 30, 2009

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Funds’ Form N-Q was filed for the quarters ended March 31, 2009. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2009 are available (i) without charge, upon request, by calling
1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2009	14

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

COMMON STOCKS: 94.37%
Argentina: 0.00%(a)

138	Banco Macro SA, ADR(b)(c)	$2,234

Bermuda: 0.80%

20,919,000	G-Resources Group, Ltd.(b)(f)	1,453,524

Brazil: 15.37%

236,894	Banco do Brasil SA	2,556,932

261,507	Companhia Brasileira de Meios de Pagamento(b)	2,259,410

76,198	Companhia de Saneamento Basico do Estado de Sao Paulo	1,137,429

388,040	Companhia Vale do Rio Doce	5,960,706

195,863	Itau Unibanco Holding SA, ADR(c)	3,100,511

139,025	Lojas Renner SA	1,539,598

1,368	OGX Petroleo e Gas Participacoes SA	701,621

276,012	Petroleo Brasileiro SA, ADR(c)	9,207,760

74,590	Vivo Participacoes SA, ADR(c)	1,412,735

		27,876,702

Cayman Islands: 1.35%

842,000	BaWang International Group Holding, Ltd.(b)(e)	258,574

3,223,100	Shui On Land, Ltd.(f)	2,191,818

		2,450,392

China: 21.12%

2,757,231	361 Degrees International, Ltd.(b)	1,387,501

1,264,000	Agile Property Holdings, Ltd.(f)	1,800,822

7,958,000	Bank of China, Ltd.(f)	3,768,370

443	Bosideng International Holdings, Ltd.(f)	47

3,124,000	China CITIC Bank(f)	2,014,262

3,353,000	China Construction Bank Corp.(f)	2,583,610

730,436	China Life Insurance Co.(f)	2,684,490

341,750	China Mobile, Ltd.(f)	3,421,738

513,675	China National Building Material Co., Ltd.(f)	987,615

2,280,000	China Petroleum & Chemical Corp.(f)	1,726,228

2,304,546	China Shanshui Cement Group, Ltd.(f)	1,592,297

1,086,000	China Unicom, Ltd.(f)	1,443,964

Shares		Value (Note 2)

2,463,000	CNOOC, Ltd.(f)	$3,034,047

1,072,000	Datang International Power Generation Co., Ltd(f)	647,830

400	Great Wall Motor Co., Ltd.(f)	316

1,290,000	Huadian Power International Corp., Ltd.(b)(f)	404,308

5,291,410	Industrial & Commercial Bank of China, Ltd.(f)	3,665,251

693,000	Shanghai Industrial Holdings, Ltd.(f)	2,779,914

799,169	Shimao Property Holdings, Ltd.(f)	1,540,798

12,158	Sohu.com, Inc.(b)	763,887

57,478	Suntech Power Holdings Co., Ltd., ADR(b)(c)	1,026,557

88,000	Tencent Holdings, Ltd.(f)	1,021,029

		38,294,881

Hong Kong: 1.12%

1,608,000	Nine Dragons Paper Holdings, Ltd.(f)	1,053,596

1,168,700	Real Gold Mining, Ltd.(b)	986,226

		2,039,822

Hungary: 0.80%

80,608	OTP Bank Nyrt.(b)(f)	1,457,384

India: 3.47%

53,684	Dr. Reddy’s Laboratories, Ltd., ADR(c)	909,944

73,615	ICICI Bank, Ltd., Sponsored ADR(c)	2,171,643

43,557	Infosys Technologies, Ltd., Sponsored ADR(c)	1,602,026

22,726	State Bank of India, GDR(d)(e)	1,613,546

		6,297,159

Indonesia: 3.16%

5,275,500	PT Bank Mandiri Tbk(f)	1,633,803

625,000	PT Indocement Tunggal Prakarsa Tbk(f)	472,692

7,107,500	PT Indofood Sukses Makmur Tbk(f)	1,308,973

4,613,500	PT Perusahaan Gas Negara Tbk(f)	1,414,234

1,210,000	PT Telekomunikasi Indonesia Tbk(f)	895,761

		5,725,463

See Notes to Financial Statements	15	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)
Israel: 1.43%

52,773	Teva Pharmaceutical Industries, Ltd.(f)	$2,599,879

Luxembourg: 1.35%

37,443	Evraz Group SA, GDR(d)(e)(f)	711,413

30,771	Millicom International Cellular SA(b)	1,731,177

		2,442,590

Malaysia: 0.79%

555,100	Bumiputra-Commerce Holdings Bhd(f)	1,425,162

Mexico: 4.90%

123,482	America Movil SA de CV, ADR, Series L(c)	4,781,223

1,132,721	Grupo Financiero Banorte SAB de CV	2,744,009

378,597	Grupo Modelo SAB de CV Series C(b)	1,352,435

		8,877,667

Peru: 0.64%

48,064	Compania de Minas Buenaventura SA, ADR(c)	1,154,978

Russia: 6.58%

290,400	Cherepovets MK Severstal, GDR(d)(e)(f)	1,581,750

82,100	MMC Norilsk Nickel JSC, ADR(b)(c)	756,749

154,447	OAO Gazprom, Sponsored ADR(c)(f)	3,136,232

55,190	OAO LUKOIL(f)	2,546,450

392,950	OAO Rosneft Oil Co., GDR(d)(f)	2,146,607

52,678	OAO Vimpel-Communications, Sponsored ADR(b)(c)	620,020

93,900	Sistema JSFC, Sponsored GDR(b)(d)(e)(f)	1,136,913

		11,924,721

South Africa: 3.78%

71,652	AngloGold Ashanti, Ltd., Sponsored ADR(c)	2,624,612

80,853	ArcelorMittal South Africa, Ltd.(f)	1,002,221

43,733	Impala Platinum Holdings, Ltd.(f)	967,698

93,954	MTN Group, Ltd.(f)	1,442,984

23,448	Sasol, Ltd.(f)	820,321

		6,857,836

South Korea: 13.54%

24,275	Daelim Industrial Co., Ltd.(f)	1,168,189

66,300	Doosan Infracore Co., Ltd.(f)	730,323

Shares		Value (Note 2)

45,890	Hana Financial Group, Inc.(f)	$977,632

8,761	Hyundai Department Store Co., Ltd.(f)	613,978

15,906	Hyundai Engineering & Construction Co., Ltd.(f)	662,942

5,756	Hyundai Heavy Industries Co., Ltd.(f)	854,585

24,446	Hyundai Motor Co.(f)	1,413,922

20,314	Hyundai Steel Co.(f)	933,854

20,340	KB Financial Group, Inc.(b)(f)	678,112

57,090	Korea Electric Power Corp.(b)(f)	1,321,399

156,040	Korea Exchange Bank(f)	1,206,854

26,860	LG Corp.(f)	1,276,914

15,681	LG Electronics, Inc.(f)	1,432,450

7,083	NHN Corp.(b)(f)	976,347

7,645	POSCO	2,541,432

11,448	Samsung Electronics Co., Ltd.(f)	5,293,149

8,684	Samsung Fire & Marine Insurance Co., Ltd.(f)	1,276,699

3,041	Shinsegae Co., Ltd.(f)	1,201,727

		24,560,508

Taiwan: 9.68%

748,000	Acer, Inc.(f)	1,294,765

1,492,548	AU Optronics Corp.(f)	1,440,785

3,342,088	Chinatrust Financial Holding Co., Ltd.(f)	2,007,647

322,650	Chunghwa Telecom Co., Ltd.(f)	643,574

1,819,000	Fubon Financial Holding Co., Ltd.(f)	1,692,312

100,000	HTC Corp.(f)	1,405,201

107,000	MediaTek, Inc.(f)	1,270,352

1,052,000	Nan Ya Plastics Corp.(f)	1,361,800

2,540,000	Polaris Securities Co., Ltd.(f)	1,272,183

686,842	Siliconware Precision Industries Co.(f)	794,696

1,448,570	Taiwan Cement Corp.(f)	1,379,651

992,000	Taiwan Semiconductor Manufacturing Co., Ltd.(f)	1,628,071

2,033,000	Yuanta Financial Holding Co., Ltd.(f)	1,358,975

		17,550,012

June 30, 2009	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

Thailand: 2.32%

694,500	Bangkok Bank Pcl, Non-Voting Depository Receipt(f)	$2,190,804

301,800	PTT Exploration & Production Pcl(f)	1,196,013

383,200	The Siam Commercial Bank Public Co., Ltd.(f)	819,678

		4,206,495

Turkey: 1.94%

218,079	Turkcell Iletisim Hizmetleri AS(f)	1,205,676

868,202	Turkiye Garanti Bankasi AS(b)(f)	2,309,684

		3,515,360

United Kingdom: 0.23%

19,803	Vedanta Resources Plc(f)	421,590

	Total Common Stocks (Cost $148,800,629)	171,134,359

INVESTMENT HOLDING COMPANIES: 1.01%
United States: 0.88%

158,483	iShares MSCI Taiwan Index Fund	1,599,093

Vietnam: 0.13%

9,858	Vietnam Growth Fund, Ltd.(b)	99,319

26,000	Vietnam Resource Investments Holdings, Ltd.(b)	143,000

		242,319

	Total Investment Holding Companies (Cost $2,199,002)	1,841,412

LOAN PARTICIPATION NOTES: 1.65%
India: 1.65%

552,150	Infrastructure Development Finance Co., Ltd., (Loan Participation Notes issued by UBS AG — London), expiring 06/07/10(b)	1,564,646

173,476	Tata Iron & Steel Co., Ltd. (Loan Participation Notes issued by UBS AG - London), expiring 01/11/10(b)	1,414,641

		2,979,287

	Total Loan Participation Notes (Cost $2,433,908)	2,979,287

Shares		Value (Note 2)

PREFERRED STOCKS: 0.69%
Brazil: 0.69%

58,748	Usinas Siderurgicas de Minas Gerais SA, Preference	$1,257,711

	Total Preferred Stocks (Cost $728,898)	1,257,711

WARRANTS: 0.00%
Vietnam: 0.00%

2,600	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10)(b)(f)(g)	0

	Total Warrants (Cost $0)	0

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.90%
$7,078,000	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	7,078,000

	Total Short-Term Bank Debt Instruments (Cost $7,078,000)	7,078,000

	Total Investments: 101.62% (Cost $161,240,437)	184,290,769

	Net Other Assets and Liabilities: (1.62)%	(2,934,165)

	Net Assets: 100.00%	$181,356,604

(a) Amount represents less than 0.01%.

(b) Non-income producing security.

(c) ADR — American Depositary Receipt.

(d) GDR — Global Depositary Receipt.

(e) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $5,302,196 representing 2.92% of net assets.

(f) Fair valued security.

(g) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	17	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
06/27/08	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10)(b)(f)	$0	$0	0.00%

June 30, 2009	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 102.15%
Australia: 0.58%

4,995	Orica, Ltd.	$87,423

Austria: 4.56%

15,800	Vienna Insurance Group	686,677

Brazil: 8.82%

100,016	BM&F BOVESPA SA	597,186

5,400	Companhia de Bebidas das Americas, ADR(a)	350,082

24,150	Itau Unibanco Holding SA, ADR(a)	382,295

		1,329,563

China: 5.64%

61,000	China Life Insurance Co., Ltd.	224,321

150,000	China Shipping Development Co., Ltd.	193,547

620,000	Industrial & Commercial Bank of China, Ltd.	431,997

		849,865

Finland: 2.03%

21,000	Nokia Corp., Sponsored ADR(a)	306,180

France: 7.76%

19,000	Air Liquide SA, ADR(a)	346,940

7,500	BNP Paribas, ADR(a)	243,225

4,500	GDF Suez, Sponsored ADR(a)	168,525

7,603	Total SA	410,425

		1,169,115

Hong Kong: 3.86%

5,600	China Mobile, Ltd., Sponsored ADR(a)	280,448

11,000	Jardine Matheson Holdings, Ltd.	301,620

		582,068

Indonesia: 2.31%

100,000	PT Astra Agro Lestari Tbk	165,075

1,000,000	PT Bumi Resources Tbk	182,219

		347,294

Ireland: 0.69%

14,000	Experian Group, Ltd., Sponsored ADR(a)	103,880

Italy: 2.33%

7,400	Eni SpA, Sponsored ADR(a)	350,834

Shares		Value (Note 2)

Japan: 16.65%

49,000	Amada Co., Ltd.	$304,677

2,700	FANUC, Ltd., ADR(a)	107,325

11,700	Hoya Corp., Sponsored ADR(a)	235,170

26,000	Komatsu, Ltd.	402,679

36,500	Kuraray Co., Ltd.	406,166

12,000	Meitec Corp.	207,526

5,500	Nintendo Co., Ltd., ADR(a)	189,585

29,000	Nippon Electric Glass Co., Ltd.	325,717

6,400	Stanley Electric Co., Ltd.	130,079

10,000	Yamatake Corp.	199,824

		2,508,748

Luxembourg: 1.79%

10,000	Tenaris SA, ADR(a)	270,400

Mexico: 2.38%

9,257	America Movil SA de CV, ADR, Series L(a)	358,431

Netherlands: 4.94%

15,820	Royal Dutch Shell Plc, Class A	395,039

17,930	TNT NV, ADR(a)	349,635

		744,674

Singapore: 1.44%

105,000	Singapore Telecommunications, Ltd.	217,481

Spain: 3.36%

42,166	Banco Santander SA	506,349

Switzerland: 14.71%

18,000	EFG International AG	194,653

9,300	Novartis AG, ADR(a)	379,347

3,373	Roche Holding AG	458,509

15,300	Syngenta AG, ADR(a)	711,756

2,679	Zurich Financial Services AG	471,916

		2,216,181

Taiwan: 2.28%

36,444	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(a)	342,938

See Notes to Financial Statements	19	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)
Thailand: 1.30%

50,000	PTT Exploration & Production Pcl, NVDR(b)	$195,920

Turkey: 4.51%

80,000	Adana Cimento Sanayii TAS, Class A	204,569

18,845	Anadolu Efes Biracilik Ve Malt Sanayii AS	170,006

192,000	Anadolu Hayat Emeklilik AS	305,296

		679,871

United Kingdom: 10.21%

125,453	BBA Aviation Plc	235,290

10,625	BHP Billiton Plc	238,430

7,700	GlaxoSmithKline Plc, Sponsored ADR(a)	272,118

8,000	Unilever Plc, Sponsored ADR(a)	188,000

7,250	Vodafone Group Plc, Sponsored ADR(a)	141,303

Shares		Value (Note 2)

13,947	WPP Group Plc, Sponsored ADR(a)	$463,877

		1,539,018

	Total Common Stocks (Cost $15,041,383)	15,392,910

	Total Investments: 102.15% (Cost $15,041,383)	15,392,910

	Net Other Assets and Liabilities: (2.15)%	(324,675)

	Net Assets: 100.00%	$15,068,235

(a) ADR — American Depositary Receipt.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2009	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

COMMON STOCKS: 97.44%
Australia: 2.62%

1,451,800	Australian Worldwide Exploration, Ltd.(a)	$3,006,548

1,337,060	Centennial Coal Co., Ltd.	2,650,417

1,884,700	DUET Group	2,338,790

1,356,345	Metcash, Ltd.	4,710,594

		12,706,349

Austria: 2.21%

139,384	Intercell AG(a)	4,773,036

67,600	Vienna Insurance Group	2,937,935

109,700	Voestalpine AG	3,008,621

		10,719,592

Belgium: 1.56%

303,419	Ion Beam Applications	2,383,663

244,846	Telenet Group Holding NV(a)	5,193,484

		7,577,147

Cayman Islands: 1.89%

275,832	China Digital TV Holding Co., Ltd., ADR(b)	2,410,772

18,860,176	Inspur International, Ltd.	3,236,628

906,931	Kingboard Chemical Holdings, Ltd.	2,235,132

1,847,000	Shui On Land, Ltd.	1,265,485

		9,148,017

China: 0.57%

663,510	Sino Gold Mining, Ltd.(a)	2,769,526

Denmark: 2.12%

27,736	SimCorp AS	4,300,074

101,040	TrygVesta AS	5,957,581

		10,257,655

Finland: 0.53%

155,583	Elisa Oyj	2,560,202

France: 5.81%

11,284	Arkema	264,359

55,709	bioMerieux SA	4,881,366

1,345,644	Bull SA(a)	3,548,968

Shares		Value (Note 2)

43,062	Compagnie Generale de Geophysique-Veritas(a)	$773,851

107,692	Gemalto NV(a)	3,725,551

128,634	M6-Metropole Television	2,432,538

39,469	SA des Ciments Vicat	2,270,147

45,510	SEB SA	1,883,401

117,818	Teleperformance SA	3,581,662

59,385	Virbac SA	4,787,756

		28,149,599

Germany: 7.40%

29,908	Bijou Brigitte Modische Accessoires AG	3,876,380

30,900	Fielmann AG	2,035,205

133,721	Gerresheimer AG	2,984,583

86,550	Hannover Rueckversicherung AG(a)	3,181,137

409,130	Kontron AG	5,222,961

208,200	Leoni AG	3,449,409

68,325	Pfeiffer Vacuum Technology AG	5,029,268

137,326	QIAGEN NV(a)	2,537,188

117,200	Rhoen-Klinikum AG	2,581,317

11,066	Sfc Smart Fuel Cell AG(a)	89,418

68,327	Software AG	4,823,330

		35,810,196

Hong Kong: 2.95%

4,072,000	Ajisen China Holdings, Ltd.	2,579,792

3,362,277	China Green Holdings, Ltd.	3,496,746

7,957,200	First Tractor Co., Ltd.	2,279,338

2,789,861	Huabao International Holdings, Ltd.	2,699,848

6,157,168	Prime Success International Group, Ltd.	3,241,430

		14,297,154

Italy: 5.55%

317,610	Ansaldo STS SpA	5,845,774

255,045	Danieli & Co., SpA	2,347,117

559,065	Davide Campari-Milano SpA	4,474,371

519,218	Enia SpA	3,689,294

See Notes to Financial Statements	21	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)
Italy (continued): 5.55%

138,447	Fondiaria-Sai SpA	$2,227,722

2,179,627	Parmalat SpA	5,256,202

200,550	Prysmian SpA	3,013,187

		26,853,667

Japan: 24.69%

310,300	Aeon Delight Co., Ltd.	5,037,725

299,444	Daibiru Corp.	2,583,048

240,600	Don Quijote Co., Ltd.	4,627,932

1,369	Fields Corp.	1,860,197

259,600	Hitachi High-Technologies Corp.	4,438,274

78,400	Hogy Medical Co., Ltd.	3,987,751

173,800	Hokuto Corp.	3,582,984

36,700	Idemitsu Kosan Co., Ltd.	3,154,367

282,000	Izumi Co., Ltd.	3,495,178

385,300	JSR Corp.	6,611,314

422,296	JTEKT Corp.	4,300,331

308,000	Kaken Pharmaceutical Co., Ltd.	2,749,572

698,000	The Keiyo Bank, Ltd.	3,659,003

89,200	Kobayashi Pharmaceutical Co., Ltd.	3,379,665

199,000	Kyorin Co., Ltd.	3,020,065

155,200	McDonald’s Holdings Co., Ltd.	2,882,159

763	MID REIT, Inc.	1,705,236

242,000	Mochida Pharmaceutical Co., Ltd.	2,331,198

6,707	Monex Group, Inc.	2,993,730

337,000	Nippon Electric Glass Co., Ltd.	3,785,063

345,400	NOK Corp.	4,026,410

709	Nomura Real Estate Office Fund, Inc.	4,518,877

113,537	NSD Co., Ltd.	1,152,636

1,689	Seven Bank, Ltd.	4,433,987

367,500	Shinko Plantech Co., Ltd.	2,922,147

196,500	Sugi Holdings Co., Ltd.	4,048,918

339,100	SUMCO Corp.	4,840,011

869,000	Sumitomo Heavy Industries, Ltd.	3,887,881

172,800	Sundrug Co., Ltd.	3,829,636

93,600	Sysmex Corp.	3,400,633

138,500	Tsumura & Co.	4,327,452

Shares		Value (Note 2)

259,000	Yamaguchi Financial Group, Inc.	$3,422,505

917,000	The Yokohama Rubber Co., Ltd.	4,550,018

		119,545,903

Netherlands: 3.52%

198,406	ASM International NV(a)	2,897,474

418,994	CSM NV	6,183,546

113,902	Fugro NV	4,716,955

83,370	Nutreco Holding NV	3,249,632

		17,047,607

New Zealand: 0.49%

560,300	Fletcher Building, Ltd.	2,378,702

Norway: 0.53%

257,473	TGS NOPEC Geophysical Co., ASA(a)	2,542,637

Portugal: 0.47%

423,773	Banco Espirito Santo SA	2,282,856

Singapore: 2.46%

3,927,000	ComfortDelGro Corp., Ltd.	3,470,422

12,101,872	Golden Agri-Resources, Ltd.	3,175,029

2,368,309	MobileOne, Ltd.	2,501,735

574,500	Venture Corp., Ltd.	2,768,579

		11,915,765

Spain: 2.23%

425,155	Grifols SA	7,509,086

152,657	Indra Sistemas SA	3,303,360

		10,812,446

Sweden: 2.45%

316,200	Intrum Justitia AB	3,043,281

623,331	Kappahl Holding AB	2,706,745

110,270	Oriflame Cosmetics SA	4,795,498

171,875	Saab AB	1,314,463

		11,859,987

Switzerland: 6.74%

11,555	Banque Cantonale Vaudoise	3,645,001

41,302	BKW FMB Energie AG	3,040,965

763,500	Clariant AG(a)	4,820,404

June 30, 2009	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Switzerland (continued): 6.74%

20,417	Helvetia Holding AG	$5,402,317

47,060	Partners Group Holding AG	4,565,021

149,800	Petroplus Holdings AG(a)	2,474,723

2,420	Sika AG	2,686,043

353,356	Temenos Group AG(a)	6,016,369

		32,650,843

United Kingdom: 20.65%

1,616,300	Aberdeen Asset Management Plc	3,297,323

502,883	Aggreko Plc	4,289,766

607,108	Amlin Plc	3,018,910

621,700	Babcock International Group Plc	4,919,759

1,280,000	Carillion Plc	5,312,012

340,000	Charter International Plc	2,422,059

729,500	Daily Mail & General Trust Plc	3,408,486

507,300	Greene King Plc	3,227,848

505,076	Halfords Group Plc	2,586,330

741,139	IG Group Holdings Plc	3,417,143

895,924	Informa Plc	3,227,997

1,773,633	Meggitt Plc	4,624,991

912,728	Micro Focus International Plc	5,623,557

1,352,390	Mitie Group Plc	4,772,513

1,035,384	Mouchel Group Plc	2,810,627

922,900	N. Brown Group Plc	3,260,661

944,646	Pace Plc	3,088,831

478,498	Premier Oil Plc(a)	8,596,480

2,196,860	QinetiQ Plc	5,186,473

1,600,000	RPS Group Plc	5,271,211

803,968	Serco Group Plc	5,581,732

972,052	St. James’s Place Capital Plc	3,162,451

381,805	Venture Production Plc	5,100,532

1,180,700	William Hill Plc	3,816,981

		100,024,673

	Total Common Stocks (Cost $495,301,835)	471,910,523

Shares		Value (Note 2)

PREFERRED STOCKS: 0.67%
Germany: 0.67%

59,600	Fuchs Petrolub AG	$3,231,542

	Total Preferred Stocks (Cost $4,639,571)	3,231,542

RIGHTS: 0.06%
Singapore: 0.06%

2,057,318	Golden Agri-Resources, Ltd., Rights (expiring 07/16/09)(a)(c)(d)	284,081

	Total Rights (Cost $0)	284,081

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.77%
$8,559,000	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	8,559,000

	Total Short-Term Bank Debt Instruments (Cost $8,559,000)	8,559,000

	Total Investments: 99.94% (Cost $508,500,406)	483,985,146

	Net Other Assets and Liabilities: 0.06%	307,567

	Net Assets: 100.00%	$484,292,713

(a) Non-income producing security.

(b) ADR — American Depositary Receipt.

(c) Fair valued security.

(d) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

See Notes to Financial Statements	23	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
06/24/09	Golden Agri-Resources, Ltd., Rights (expiring 07/16/09)(a)(c)	$0	$284,081	0.06%

June 30, 2009	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 98.48%
Consumer Discretionary: 8.34%

8,440	The DIRECTV Group, Inc.(a)	$208,552

14,010	Macy’s, Inc.	164,758

5,137	McDonald’s Corp.	295,326

5,744	TJX Cos., Inc.	180,706

		849,342

Consumer Staples: 11.76%

6,290	The Coca-Cola Co.	301,857

2,830	Colgate-Palmolive Co.	200,194

5,430	McCormick & Co., Inc.	176,638

4,421	The Procter & Gamble Co.	225,913

6,040	Wal-Mart Stores, Inc.	292,578

		1,197,180

Energy: 12.33%

4,020	Apache Corp.	290,043

5,190	Chevron Corp.	343,837

5,800	Exxon Mobil Corp.	405,478

6,590	National Oilwell Varco, Inc.(a)	215,229

		1,254,587

Financials: 13.44%

4,581	ACE, Ltd.	202,618

18,659	Bank of America Corp.	246,298

1	First Horizon National Corp.	7

6,710	JPMorgan Chase & Co.	228,878

9,364	MetLife, Inc.	281,014

7,430	Morgan Stanley	211,829

8,150	Wells Fargo & Co.	197,719

		1,368,363

Health Care: 14.49%

3,740	Baxter International, Inc.	198,070

15,760	Bristol-Myers Squibb Co.	320,086

4,810	Gilead Sciences, Inc.(a)	225,300

7,296	Johnson & Johnson	414,413

6,950	Medco Health Solutions, Inc.(a)	316,990

		1,474,859

Industrials: 7.96%

4,730	The Boeing Co.	201,025

3,650	Deere & Co.	145,818

Shares		Value (Note 2)

20,850	General Electric Co.	$244,362

5,821	Norfolk Southern Corp.	219,277

		810,482

Information Technology: 19.65%

14,730	Cisco Systems, Inc.(a)	274,567

817	Google, Inc., Class A(a)	344,439

3,790	International Business Machines Corp.	395,752

6,400	Microsoft Corp.	152,128

31,340	NVIDIA Corp.(a)	353,829

14,140	Oracle Corp.	302,878

3,900	QUALCOMM, Inc.	176,280

		1,999,873

Materials: 3.20%

7,580	Crown Holdings, Inc.(a)	182,981

2,842	Freeport-McMoRan Copper & Gold, Inc., Class B	142,413

		325,394

Telecommunication Services: 3.96%

32,890	Sprint Nextel Corp.(a)	158,201

7,960	Verizon Communications, Inc.	244,611

		402,812

Utilities: 3.35%

8,801	FirstEnergy Corp.	341,039

	Total Common Stocks (Cost $9,859,036)	10,023,931

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.66%
$168,527	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	168,527

	Total Short-Term Bank Debt Instruments (Cost $168,527)	168,527

	Total Investments: 100.14% (Cost $10,027,563)	10,192,458

	Net Other Assets and Liabilities: (0.14)%	(13,898)

	Net Assets: 100.00%	$10,178,560

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	25	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund

Shares	Value (Note 2)

COMMON STOCKS: 93.85%
Financial Services: 93.85%

Banks Regional: 52.40%

5,300	Alliance Financial Corp.	$150,308

30,720	Arrow Financial Corp.	829,440

26,400	BancorpSouth, Inc.	541,992

43,366	Bank of Marin Bancorp	1,168,714

51,479	Bank of The Ozarks, Inc.	1,113,491

4,750	Beverly National Corp.	104,025

93,600	Boston Private Financial Holdings, Inc.	419,328

11,457	Camden National Corp.	389,882

45,700	Cardinal Financial Corp.	357,831

42,267	Codorus Valley Bancorp, Inc.	266,282

51,500	Community Bank System, Inc.	749,840

98,529	Community Bankers Trust Corp.	364,557

21,400	Cullen/Frost Bankers, Inc.	986,968

56,100	Danvers Bancorp, Inc.	754,545

61,446	Enterprise Financial Services Corp.	558,544

9,900	Financial Institutions, Inc.	135,234

26,366	First Financial Bancorp	198,272

19,500	First Financial Bankshares, Inc.	982,020

11,174	First Horizon National Corp.	134,083

21,100	The First of Long Island Corp.	488,254

16,823	FirstMerit Corp.	285,655

23,500	F.N.B. Corp.	145,465

45,600	Glacier Bancorp, Inc.	673,512

25,000	Guaranty Bancorp(a)	47,750

13,400	Hancock Holding Co.	435,366

30,338	IBERIABANK Corp.	1,195,621

43,900	Independent Bank Corp.	864,830

19,800	International Bancshares Corp.	204,138

25,030	Lakeland Financial Corp.	475,570

2,300	MidSouth Bancorp, Inc.	38,640

26,800	MidWestOne Financial Group, Inc.	209,308

12,400	NBT Bancorp, Inc.	269,204

5,168	Orrstown Financial Services, Inc.	192,456

8,800	Pacific Continental Corp.	106,744

Shares	Value (Note 2)

66,500	Pinnacle Financial Partners, Inc.(a)	$885,780

31,586	Princeton National Bancorp, Inc.	462,735

60,001	PrivateBancorp, Inc.	1,334,422

46,140	Prosperity Bancshares, Inc.	1,376,356

48,369	Signature Bank(a)	1,311,767

101,768	Smithtown Bancorp, Inc.	1,301,613

9,820	Southside Bancshares, Inc.	224,583

120,954	Tamalpais Bancorp	637,428

14,100	TCF Financial Corp.	188,517

119,104	Texas Capital Bancshares, Inc.(a)	1,842,538

2,400	Tompkins Financial Corp.	115,080

4,347	Valley National Bancorp	50,860

26,400	Washington Trust Bancorp, Inc.	470,712

209,741	Western Alliance Bancorp(a)	1,434,628

8,200	Wintrust Financial Corp.	131,856

62,994	Yadkin Valley Financial Corp.	435,289

		28,042,033

Diversified Financial Services: 3.15%

35,034	Stifel Financial Corp.(a)	1,684,785

Financial Data Processing Services: 2.84%

8,670	Advent Software, Inc.(a)	284,289

37,743	Cass Information Systems, Inc.	1,235,706

		1,519,995

Financial Information Services: 0.28%

6,100	MSCI, Inc., Class A(a)	149,084

Insurance Carriers: Property & Casualty: 10.36%

50,400	Amtrust Financial Services, Inc.	574,560

25,400	Harleysville Group, Inc.	716,788

201,552	Meadowbrook Insurance Group, Inc.	1,316,135

74,230	Mercer Insurance Group, Inc.	1,180,257

27,400	The Navigators Group, Inc.(a)	1,217,382

8,900	RenaissanceRe Holdings, Ltd.	414,206

25,762	United America Indemnity, Ltd., Class A(a)	123,400

		5,542,728

June 30, 2009	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund

Shares	Value (Note 2)

Insurance: Multi-Line: 5.64%

30,900	The Hanover Insurance Group, Inc.	$1,177,599

59,950	HCC Insurance Holdings, Inc.	1,439,400

18,700	W.R. Berkley Corp.	401,489

		3,018,488

Investment Management Companies: 2.15%

9,600	Affiliated Managers Group, Inc.(a)	558,624

6,600	SEI Investments Co.	119,064

8,300	Waddell & Reed Financial, Inc., Class A	218,871

6,049	Westwood Holdings Group, Inc.	252,909

		1,149,468

Real Estate Investment Trusts: 2.66%

23,900	American Campus Communities, Inc.	530,102

63,300	Urstadt Biddle Properties, Inc., Class A	891,264

		1,421,366

Savings & Loans: 8.28%

53,679	Berkshire Hills Bancorp, Inc.	1,115,449

46,100	Dime Community Bancshares, Inc.	419,971

17,866	First Niagara Financial Group, Inc.	204,030

68,305	HF Financial Corp.	803,267

41,800	NewAlliance Bancshares, Inc.	480,700

23,700	Teche Holding Co.	784,470

9,700	TFS Financial Corp.	103,014

48,100	Westfield Financial, Inc.	435,786

3,119	WSFS Financial Corp.	85,180

		4,431,867

Securities Brokerage & Service: 6.09%

61,300	KBW, Inc.(a)	1,762,988

45,700	MF Global, Ltd.(a)	271,001

5,800	optionsXpress Holdings, Inc.	90,074

59,300	Raymond James Financial, Inc.	1,020,553

19,100	Thomas Weisel Partners Group, Inc.(a)	114,982

		3,259,598

	Total Common Stocks (Cost $52,524,529)	50,219,412

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 5.37%
$2,872,772	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	$2,872,772

	Total Short-Term Bank Debt Instruments (Cost $2,872,772)	2,872,772

	Total Investments: 99.22% (Cost $55,397,301)	53,092,184

	Net Other Assets and Liabilities: 0.78%	418,622

	Net Assets: 100.00%	$53,510,806

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	27	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)

COMMON STOCKS: 97.67%
Auto & Transportation: 2.92%

110,163	AirTran Holdings, Inc.(a)	$681,909

40,924	Hub Group, Inc., Class A(a)	844,671

11,513	Old Dominion Freight Line, Inc.(a)	386,491

30,015	Wabtec Corp.	965,583

		2,878,654

Consumer Discretionary: 18.43%

117,059	99 Cents Only Stores(a)	1,589,661

26,990	Aéropostale, Inc.(a)	924,947

45,139	BJ’s Restaurants, Inc.(a)	761,495

25,265	California Pizza Kitchen, Inc.(a)	335,772

11,210	Capella Education Co.(a)	672,040

141,884	Charming Shoppes, Inc.(a)	527,808

55,796	Chico’s FAS, Inc.(a)	542,895

5,890	Chipotle Mexican Grill, Inc., Class A(a)	471,200

35,682	Coldwater Creek, Inc.(a)	216,233

103,897	Iconix Brand Group, Inc.(a)	1,597,936

41,349	IMAX Corp.(a)	335,754

8,758	J. Crew Group, Inc.(a)	236,641

26,603	Jack in the Box, Inc.(a)	597,237

42,266	Jarden Corp.(a)	792,488

53,887	Marvel Entertainment, Inc.(a)	1,917,837

13,095	MWI Veterinary Supply, Inc.(a)	456,492

38,864	Tetra Tech, Inc.(a)	1,113,454

72,670	Ulta Salon Cosmetics & Fragrance, Inc.(a)	808,090

23,112	Under Armour, Inc., Class A(a)	517,247

16,389	VistaPrint, Ltd.(a)	698,991

32,034	The Warnaco Group, Inc.(a)	1,037,901

341,496	The Wet Seal, Inc., Class A(a)	1,048,393

31,450	WMS Industries, Inc.(a)	990,990

		18,191,502

Consumer Staples: 2.98%

33,662	American Italian Pasta Co., Class A(a)	980,911

132,106	Chiquita Brands International, Inc.(a)	1,355,407

21,735	Diamond Foods, Inc.	606,407

		2,942,725

Shares		Value (Note 2)

Energy: 3.04%

24,978	Atlas Energy Resources Llc	$510,301

9,250	Dril-Quip, Inc.(a)	352,425

129,023	Mariner Energy, Inc.(a)	1,516,020

17,530	Whiting Petroleum Corp.(a)	616,355

		2,995,101

Financial Services: 7.26%

35,827	HCC Insurance Holdings, Inc.	860,206

7,288	IBERIABANK Corp.	287,220

19,397	KBW, Inc.(a)	557,858

18,968	The Navigators Group, Inc.(a)	842,748

61,269	PrivateBancorp, Inc.	1,362,623

33,122	Prosperity Bancshares, Inc.	988,029

14,930	Signature Bank(a)	404,902

51,485	Texas Capital Bancshares, Inc.(a)	796,473

118,958	Western Alliance Bancorp(a)	813,673

5,909	Westwood Holdings Group, Inc.	247,055

		7,160,787

Health Care: 19.34%

19,352	Alexion Pharmaceuticals, Inc.(a)	795,754

24,497	athenahealth, Inc.(a)	906,634

99,968	BioMimetic Therapeutics, Inc.(a)	923,704

50,273	Bio-Reference Laboratories, Inc.(a)	1,589,130

55,981	Catalyst Health Solutions, Inc.(a)	1,396,166

26,667	Cepheid, Inc.(a)	251,203

40,829	Emergent BioSolutions, Inc.(a)	585,080

17,310	Haemonetics Corp.(a)	986,670

13,290	HMS Holdings Corp.(a)	541,169

20,490	Illumina, Inc.(a)	797,881

23,725	ImmunoGen, Inc.(a)	204,272

19,980	Martek Biosciences Corp.	422,577

14,666	Medarex, Inc.(a)	122,461

31,961	MedAssets, Inc.(a)	621,641

22,255	Myriad Genetics, Inc.(a)	793,391

6,951	Myriad Pharmaceuticals, Inc.(a)	32,322

14,792	NuVasive, Inc.(a)	659,723

June 30, 2009	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)
Health Care (continued): 19.34%

16,211	Owens & Minor, Inc.	$710,366

17,134	Phase Forward, Inc.(a)	258,895

30,395	Quidel Corp.(a)	442,551

52,618	Regeneron Pharmaceuticals, Inc.(a)	942,914

32,234	ResMed, Inc.(a)	1,312,891

48,892	Seattle Genetics, Inc.(a)	475,230

54,144	Thoratec Corp.(a)	1,449,976

11,760	United Therapeutics Corp.(a)	979,962

63,388	Volcano Corp.(a)	886,164

		19,088,727

Materials & Processing: 5.88%

14,387	Airgas, Inc.	583,105

38,750	Allied Nevada Gold Corp.(a)	312,325

16,186	Arch Chemicals, Inc.	398,014

92,644	Calgon Carbon Corp.(a)	1,286,826

22,490	Dynamic Materials Corp.	433,607

13,802	Greif, Inc., Class A	610,324

71,907	Horsehead Holding Corp.(a)	535,707

12,655	Koppers Holdings, Inc.	333,712

29,308	Metalico, Inc.(a)	136,575

21,399	MYR Group, Inc.(a)	432,688

19,340	Rock-Tenn Co., Class A	738,015

		5,800,898

Producer Durables: 5.44%

15,340	American Superconductor Corp.(a)	402,675

24,039	BE Aerospace, Inc.(a)	345,200

46,764	FEI Co.(a)	1,070,895

15,220	Nordson Corp.	588,405

15,518	Regal-Beloit Corp.	616,375

78,715	SBA Communications Corp., Class A(a)	1,931,667

17,013	Varian Semiconductor Equipment Associates, Inc.(a)	408,142

		5,363,359

Shares		Value (Note 2)
Technology: 29.07%(b)

64,120	Ansys, Inc.(a)	$1,997,978

39,234	Atheros Communications, Inc.(a)	754,862

43,572	Blackboard, Inc.(a)	1,257,488

163,237	Brocade Communications Systems, Inc.(a)	1,276,513

57,293	Cavium Networks, Inc.(a)	963,095

29,940	CommScope, Inc.(a)	786,224

11,143	DigitalGlobe, Inc.(a)	213,946

45,638	Ebix, Inc.(a)	1,429,382

115,842	GSI Commerce, Inc.(a)	1,650,748

100,551	Harmonic, Inc.(a)	592,245

19,290	Hittite Microwave Corp.(a)	670,328

43,447	II-VI, Inc.(a)	963,220

16,242	InterDigital, Inc.(a)	396,954

71,601	Internet Capital Group, Inc.(a)	481,875

31,200	Ixia, Inc.(a)	210,288

45,543	Macrovision Solutions Corp.(a)	993,293

48,990	MICROS Systems, Inc.(a)	1,240,427

100,175	Microsemi Corp.(a)	1,382,415

7,130	MicroStrategy, Inc., Class A(a)	358,069

32,117	Monolithic Power Systems, Inc.(a)	719,742

24,170	NCI, Inc., Class A(a)	735,251

25,453	NetLogic Microsystems, Inc.(a)	928,016

36,720	Nuance Communications, Inc.(a)	443,945

222,080	RF Micro Devices, Inc.(a)	835,021

43,011	Riverbed Technology, Inc.(a)	997,425

119,061	SuccessFactors, Inc.(a)	1,092,980

23,782	Sybase, Inc.(a)	745,328

42,473	Taleo Corp., Class A(a)	775,982

46,249	The Ultimate Software Group, Inc.(a)	1,121,076

82,326	Universal Display Corp.(a)	805,148

73,037	Viasat, Inc.(a)	1,872,670

		28,691,934

See Notes to Financial Statements	29	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)
Utilities: 3.31%

9,960	ITC Holdings Corp.	$451,786

24,130	j2 Global Communications, Inc.(a)	544,373

77,003	Neutral Tandem, Inc.(a)	2,273,128

		3,269,287

	Total Common Stocks (Cost $85,551,113)	96,382,974

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.45%
$2,420,903	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	2,420,903

	Total Short-Term Bank Debt Instruments (Cost $2,420,903)	2,420,903

	Total Investments: 100.12% (Cost $87,972,016)	98,803,877

	Net Other Assets and Liabilities: (0.12)%	(122,485)

	Net Assets: 100.00%	$98,681,392

(a) Non-income producing security.

(b) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

June 30, 2009	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)

COMMON STOCKS: 95.52%
Consumer Discretionary: 10.86%

1,218	Abercrombie & Fitch Co., Class A	$30,925

1,351	Arbitron, Inc.	21,467

1,250	Capella Education Co.(a)	74,937

2,901	Carter’s, Inc.(a)	71,394

4,708	Champion Enterprises, Inc.(a)	1,507

6,568	The Cheesecake Factory, Inc.(a)	113,626

1,330	Corinthian Colleges, Inc.(a)	22,517

1,206	DreamWorks Animation SKG, Inc., Class A(a)	33,274

4,493	Fred’s, Inc.	56,612

6,100	Gentex Corp.	70,760

3,000	Iconix Brand Group, Inc.(a)	46,140

4,725	LKQ Corp.(a)	77,726

1,250	Morningstar, Inc.(a)	51,537

5,859	Smith & Wesson Holding Corp.(a)	33,279

2,843	Tenneco, Inc.(a)	30,136

1,310	Tractor Supply Co.(a)	54,129

1,912	Under Armour, Inc., Class A(a)	42,791

1,350	Universal Technical Institute, Inc.(a)	20,156

		852,913

Consumer Staples: 5.24%

846	Chattem, Inc.(a)	57,613

2,100	The Hain Celestial Group, Inc.(a)	32,781

2,694	Lance, Inc.	62,312

2,066	TreeHouse Foods, Inc.(a)	59,439

6,915	United Natural Foods, Inc.(a)	181,518

600	USANA Health Sciences, Inc.(a)	17,838

		411,501

Energy: 4.43%

1,751	CARBO Ceramics, Inc.	59,884

325	Core Laboratories NV	28,324

1,291	Encore Acquisition Co.(a)	39,827

3,304	ENGlobal Corp.(a)	16,256

1,975	Forest Oil Corp.(a)	29,467

3,392	General Maritime Corp.	33,547

5,572	ION Geophysical Corp.(a)	14,320

Shares		Value (Note 2)

3,724	North American Energy Partners, Inc.(a)	$22,679

736	Smith International, Inc.	18,952

1,000	St. Mary Land & Exploration Co.	20,870

3,250	Tesco Corp.(a)	25,805

1,081	Whiting Petroleum Corp.(a)	38,008

		347,939

Financials: 7.87%

3,909	Cedar Shopping Centers, Inc.	17,669

2,000	Financial Federal Corp.	41,100

2,089	First Industrial Realty Trust, Inc.	9,087

1,123	First Midwest Bancorp, Inc.	8,209

1,681	Glacier Bancorp, Inc.	24,828

309	Greenhill & Co., Inc.	22,313

1,113	Hanover Insurance Group, Inc.	42,416

8,052	MGIC Investment Corp.	35,429

1,193	Mid-America Apartment Communities, Inc.	43,795

3,614	Old National Bancorp	35,489

2,325	Portfolio Recovery Associates, Inc.(a)	90,048

750	PrivateBancorp, Inc.	16,680

929	Prosperity Bancshares, Inc.	27,712

1,670	Stewart Information Services Corp.	23,798

2,391	Sun Communities, Inc.	32,948

400	TMX Group, Inc.	11,637

5,200	UCBH Holdings, Inc.	6,552

1,117	WestAmerica BanCorp.	55,415

1,750	Westwood Holdings Group, Inc.	73,167

		618,292

Health Care: 20.55%

4,920	Abaxis, Inc.(a)	101,057

4,550	Allscripts-Misys Healthcare Solutions, Inc.	72,163

5,100	Angiodynamics, Inc.(a)	67,677

6,827	Cepheid, Inc.(a)	64,310

2,450	Chemed Corp.	96,726

2,157	Gentiva Health Services, Inc.(a)	35,504

898	Haemonetics Corp.(a)	51,186

See Notes to Financial Statements	31	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)
Health Care (continued): 20.55%

1,729	ICU Medical, Inc.(a)	$71,148

1,500	Integra LifeSciences Holdings Corp.(a)	39,765

1,725	IPC The Hospitalist Co., Inc.(a)	46,040

725	Kensey Nash Corp.(a)	19,002

1,050	Landauer, Inc.	64,407

3,642	Medical Action Industries, Inc.(a)	41,701

2,775	Medicis Pharmaceutical Corp., Class A	45,288

1,775	MEDNAX, Inc.(a)	74,781

1,400	MEDTOX Scientific, Inc.(a)	13,202

2,150	Meridian Bioscience, Inc.	48,547

4,469	Merit Medical Systems, Inc.(a)	72,845

4,802	Neogen Corp.(a)	139,162

3,250	Phase Forward, Inc.(a)	49,108

3,157	PSS World Medical, Inc.(a)	58,436

5,375	Somanetics Corp.(a)	88,741

5,432	Sunrise Senior Living, Inc.(a)	8,963

1,500	SurModics, Inc.(a)	33,945

2,150	Techne Corp.	137,192

2,188	U.S. Physical Therapy, Inc.(a)	32,273

1,014	Varian, Inc.(a)	39,982

		1,613,151

Industrials: 21.11%

2,000	The Advisory Board Co.(a)	51,400

950	AeroVironment, Inc.(a)	29,317

929	Alexander & Baldwin, Inc.	21,776

701	American Science & Engineering, Inc.	48,453

4,450	Beacon Roofing Supply, Inc.(a)	64,347

4,838	C&D Technologies, Inc.(a)	9,676

3,025	CoStar Group, Inc.(a)	120,607

875	Curtiss-Wright Corp.	26,014

1,550	Dynamex, Inc.(a)	23,855

4,857	EnergySolutions, Inc.	44,684

1,650	Forward Air Corp.	35,178

950	Franklin Electric Co., Inc.	24,624

3,315	Fuel Tech, Inc.(a)	32,156

Shares		Value (Note 2)

1,700	G&K Services, Inc., Class A	$35,955

1,281	GATX Corp.	32,947

1,871	General Cable Corp.(a)	70,312

1,528	Genesee & Wyoming, Inc., Class A(a)	40,507

1,155	IDEX Corp.	28,378

2,000	II-VI, Inc.(a)	44,340

4,470	Innerworkings, Inc.(a)	21,233

1,744	Kansas City Southern(a)	28,096

1,045	Kaydon Corp.	34,025

500	K-Tron International, Inc.(a)	39,840

2,025	Mobile Mini, Inc.(a)	29,707

2,000	Raven Industries, Inc.	51,200

4,325	Resources Connection, Inc.(a)	74,260

4,873	Ritchie Bros. Auctioneers, Inc.	114,271

1,610	Robbins & Myers, Inc.	30,993

9,708	Rollins, Inc.	168,044

1,448	School Specialty, Inc.(a)	29,264

2,500	Simpson Manufacturing Co., Inc.	54,050

2,950	Sun Hydraulics Corp.	47,702

2,404	Tetra Tech, Inc.(a)	68,875

1,530	Tutor Perini Corp.(a)	26,561

1,694	Wabtec Corp.	54,496

		1,657,143

Information Technology: 22.37%

2,200	Advent Software, Inc.(a)	72,138

3,261	ANSYS, Inc.(a)	101,612

2,750	Blackbaud, Inc.	42,763

2,500	Blackboard, Inc.(a)	72,150

1,425	Cabot Microelectronics Corp.(a)	40,313

1,330	CACI International, Inc., Class A(a)	56,804

1,550	Cass Information Systems, Inc.	50,747

965	Concur Technologies, Inc.(a)	29,992

3,050	DealerTrack Holdings, Inc.(a)	51,850

7,080	Digi International, Inc.(a)	69,030

3,550	Echelon Corp.(a)	30,104

June 30, 2009	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)
Information Technology (continued): 22.37%

1,500	EMS Technologies, Inc.(a)	$31,350

1,900	F5 Networks, Inc.(a)	65,721

900	FactSet Research Systems, Inc.	44,883

2,684	Fair Isaac Corp.	41,495

1,600	FARO Technologies, Inc.(a)	24,848

2,075	Forrester Research, Inc.(a)	50,941

3,255	GTSI Corp.(a)	17,479

3,395	Guidance Software, Inc.(a)	12,731

2,100	Manhattan Associates, Inc.(a)	38,262

1,305	ManTech International Corp., Class A(a)	56,167

1,400	Maximus, Inc.	57,751

2,000	MICROS Systems, Inc.(a)	50,640

2,260	Napco Security Technologies, Inc.(a)	2,667

3,875	National Instruments Corp.	87,420

2,000	NVE Corp.(a)	97,200

2,360	Power Integrations, Inc.	56,144

1,475	Quality Systems, Inc.	84,016

1,275	Rimage Corp.(a)	21,178

1,878	Rudolph Technologies, Inc.(a)	10,367

5,250	Semtech Corp.(a)	83,528

3,125	Stratasys, Inc.(a)	34,344

4,275	Tyler Technologies, Inc.(a)	66,776

3,000	Ultimate Software Group, Inc.(a)	72,719

2,900	Verint Systems, Inc.(a)	29,870

		1,756,000

Materials: 2.90%

2,382	Commercial Metals Co.	38,183

1,261	Compass Minerals International, Inc.	69,242

4,800	Landec Corp.(a)	32,592

1,072	Spartech Corp.	9,852

1,873	Terra Industries, Inc.	45,364

3,350	Zoltek Cos., Inc.(a)	32,562

		227,795

Shares		Value (Note 2)
Telecommunication Services: 0.19%

2,079	Alaska Communications Systems Group, Inc.	$15,219

	Total Common Stocks (Cost $7,511,732)	7,499,953

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.45%
$ 89,208	JPMorgan Chase — London 0.030%, due 07/01/09	89,208

260,391	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	260,391

	Total Short-Term Bank Debt Instruments (Cost $349,599)	349,599

	Total Investments: 99.97% (Cost $7,861,331)	7,849,552

	Net Other Assets and Liabilities: 0.03%	2,188

	Net Assets: 100.00%	$7,851,740

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	33	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)

MUNICIPAL BONDS: 177.48%
Arizona: 4.76%

$ 700,000	Arizona Health Facilities Authority, Revenue Bonds (Banner Health), Series D 5.500%, 01/01/38(a)	$679,868

1,000,000	Coconino County, Arizona Pollution Control Corp., Revenue Bonds, Series A, VRDN 5.500%, 06/01/34(a)(b)	1,004,200

		1,684,068

Arkansas: 1.34%

550,000	Baxter County, Arkansas, Hospital Revenue Bonds 5.000%, 09/01/26(a)	473,143

California: 29.53%

700,000	Anaheim California Public Financing Authority, Revenue Bonds (Anaheim Electric System Distribution) 5.000%, 10/01/29(a)	690,305

875,000	California Educational Facilities Authority, Revenue Bonds (University of Southern California), Series A 5.000%, 10/01/39(a)	866,845

750,000	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E 4.750%, 02/01/30(a)	577,815

500,000	California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific Gas & Electric), Insured MBIA, Inc., Series A 5.350%, 12/01/16(a)	490,910

855,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1 4.500%, 06/01/27(a)	709,650

1,000,000	5.125%, 06/01/47(a)	541,270

900,000	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C 7.500%, 12/01/24(a)(b)	783,828

Principal Amount		Value (Note 2)

$1,800,000	Northern California Gas Authority, No. 1 Revenue Bonds 1.529%, 07/01/27(a)(b)	$1,020,852

10,000	Port of Oakland, California, Prerefunded Revenue Bonds, Series K 5.875%, 11/01/30(a)	10,394

1,090,000	Port of Oakland, California, Unrefunded Revenue Bonds, Insured MBIA, Inc., Series K 5.875%, 11/01/30(a)	1,004,260

450,000	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A 5.375%, 02/01/36(a)	430,088

700,000	San Francisco, California City & County Airports Commission, International Airport Revenue Bonds, Series 34B, VRDN 3.750%, 05/01/29(b)	700,000

900,000	State of California Municipal Bonds 6.000%, 04/01/35(a)	902,799

800,000	7.550%, 04/01/39(a)	729,120

500,000	State of California Municipal Bonds, Series B, Sub-Series B-5, VRDN 4.500%, 05/01/40(b)	500,000

800,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Bonds, Series A1-SNR 5.000%, 06/01/37(a)	485,728

		10,443,864

Colorado: 1.34%

800,000	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A 5.250%, 10/01/32(a)	472,520

Connecticut: 5.04%

900,000	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A 5.850%, 09/01/28(a)	905,697

June 30, 2009	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Connecticut (continued): 5.04%

$600,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale — New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1 5.000%, 07/01/26(a)	$578,046

270,000	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1 5.000%, 02/01/17(a)	299,943

		1,783,686

Florida: 6.32%

900,000	Citizens Property Insurance Corp., Sr. Sec. High Act Revenue Bonds, Series A-1 6.000%, 06/01/16(a)	936,494

450,000	JEA, Florida Electric Systems, Revenue Bonds, Series 3A 3.500%, 10/01/18(a)	416,201

450,000	JEA, Florida Water & Sewer Systems, Revenue Bonds, Series A 5.375%, 10/01/39(a)	450,612

500,000	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Insured Assured Guaranty, Ltd., Series A 5.250%, 10/01/38(a)	432,310

		2,235,617

Georgia: 4.95%

700,000	Atlanta, Georgia, Airport Revenue Bonds, Series B 5.625%, 01/01/30(a)	653,653

1,000,000	Atlanta, Georgia, Water & Wastewater Revenue Bonds, Series A 6.250%, 11/01/34	1,005,929

100,000	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series B 5.000%, 03/15/16(a)	91,595

		1,751,177

Guam: 2.48%

900,000	Guam Government Municipal Bonds, Series A 6.750%, 11/15/29	876,627

Principal Amount		Value (Note 2)
Hawaii: 2.73%

$750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Hawaiian Electric Co. & Subsidiary Projects), Insured MBIA, Inc. 5.450%, 11/01/23(a)	$672,735

450,000	Hawaii State Department of Transportation, Special Facilities Revenue Bonds (Continental Airlines) 5.625%, 11/15/27(a)	294,111

		966,846

Illinois: 2.83%

1,000,000	Illinois Health Facilities Authority, Revenue Bonds (Loyola University Health Systems), Insured MBIA, Inc., Series B, VRDN 6.000%, 07/01/24(a)(b)	1,000,000

Indiana: 13.11%

1,000,000	Delaware County, Indiana Hospital Authority, Revenue Bonds (Cardinal Health System Obligation), Insured Ambac Indemnity Corp., VRDN 8.000%, 08/01/18(a)(b)	1,000,000

1,000,000	Indiana Finance Authority, Environmental Facilities revenue Bonds (Indiana Power & Light Co.), Series B 4.900%, 01/01/16	997,850

1,500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Revenue Bonds, Insured MBIA, Inc., Series F-2, VRDN 6.000%, 02/01/20(b)	1,500,000

1,125,000	Purdue University, Indiana, Revenue Bonds (Purdue University Student Facilities System), Series A 5.000%, 07/01/34(a)	1,138,657

		4,636,507

Kentucky: 3.19%

225,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds (Baptist HealthCare Systems), Series A 5.625%, 08/15/27(a)	232,074

See Notes to Financial Statements	35	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Kentucky (continued): 3.19%

$900,000	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare) 6.125%, 02/01/37(a)	$894,959

		1,127,033

Louisiana: 7.75%

1,000,000	DeSoto Parish Louisiana Environmental Improvement, Revenue Bonds (International paper), Series A 4.750%, 03/01/19(a)	777,199

400,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corp. Project) 6.750%, 11/01/32(a)	321,916

925,000	St John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A 5.125%, 06/01/37(a)	776,630

900,000	Tobacco Settlement Financing Corp., Revenue Bonds, Series 2001B 5.500%, 05/15/30(a)	864,036

		2,739,781

Maryland: 1.41%

500,000	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B 5.350%, 07/01/34	498,600

Michigan: 1.06%

500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A 5.450%, 11/15/46(a)	375,545

Mississippi: 0.53%

225,000	Mississippi Business Finance Corp., Revenue Bonds (Northop Grumman Corp. Project), VRDN 4.550%, 12/01/28(a)(b)	186,305

Principal Amount		Value (Note 2)
New Hampshire: 1.43%

$500,000	New Hampshire State, Business Finance Authority Pollution Control Revenue Bonds (The UTD Illuminating Project), Series A 6.875%, 12/01/29(a)	$505,630

New Jersey: 3.46%

810,000	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A 4.500%, 06/01/23(a)	682,895

800,000	4.625%, 06/01/26(a)	540,824

		1,223,719

New York: 13.37%

300,000	Hudson Yards Infrastructure Corp., Revenue Bonds, Series A 5.000%, 02/15/47(a)	256,572

850,000	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters) 5.250%, 10/01/35(a)	771,724

500,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund Revenue Bonds (Build America Taxable Bonds) 7.336%, 11/15/39(a)	590,085

1,000,000	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured FNMA, Series B 4.950%, 05/15/36(a)	890,180

400,000	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (Jetblue Airways Corp. Project) 5.125%, 05/15/30(a)	256,532

500,000	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF-2 5.000%, 06/15/40(a)	489,195

675,000	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3 5.250%, 01/15/39(a)	670,977

June 30, 2009	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
New York (continued): 13.37%

$600,000	New York City, New York, Revenue Bonds, Sub-Series I-1 5.125%, 04/01/25(a)	$617,802

250,000	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds (NY Tobacco), Series B 6.000%, 06/01/48(a)	184,730

		4,727,797

North Carolina: 2.01%

350,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Duke University Project), Series B 5.000%, 10/01/38	355,642

350,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Wakemed), Series A 5.625%, 10/01/38(a)	354,631

		710,273

Ohio: 5.84%

560,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2 5.125%, 06/01/24(a)	452,614

1,000,000	5.875%, 06/01/47(a)	565,750

700,000	6.000%, 06/01/42(a)	416,346

630,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F 5.250%, 09/01/28(a)	631,695

		2,066,405

Oklahoma: 1.86%

800,000	Tulsa, Oklahoma Municipal Airport Trust Revenue Bonds, Series A, VRDN 7.750%, 06/01/35(a)(b)	657,208

Pennsylvania: 1.44%

380,000	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Reliant Energy), Series B 6.750%, 12/01/36(a)	353,826

Principal Amount		Value (Note 2)

$250,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds (USG Corp. Project) 6.000%, 06/01/31	$154,188

		508,014

Puerto Rico: 17.49%

700,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien Series A 6.000%, 07/01/44(a)	632,415

400,000	Puerto Rico Commonwealth Highway & Transportation Authority Highway, Insured MBIA, Inc., Revenue Bonds, Series Z 6.250%, 07/01/15(a)	419,688

1,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C 5.500%, 07/01/24 (a)	896,470

1,250,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW 5.250%, 07/01/25(a)	1,218,338

900,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H 5.250%, 07/01/13(a)	897,435

1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A 5.500%, 08/01/28	975,750

1,200,000	5.750%, 08/01/37	1,143,828

		6,183,924

Rhode Island: 3.87%

1,000,000	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 0.840%, 12/01/37(b)(c)(d)	1,000,000

See Notes to Financial Statements	37	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Rhode Island (continued): 3.87%

$500,000	Tobacco Settlement Financing Corp., Revenue Bonds, Series A 6.250%, 06/01/42(a)	$367,690

		1,367,690

South Carolina: 0.41%

145,000	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue Bonds 5.000%, 06/01/18(a)	145,044

Tennessee: 10.13%

1,000,000	Memphis-Shelby County, Tennessee Sports Authority, Inc., Revenue Bonds (Memphis Arena Project), Insured MBIA, Inc., Series B, VRDN 6.000%, 11/01/29(a)(b)	1,000,000

900,000	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C 5.250%, 09/01/36(a)	602,712

700,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A 5.000%, 09/01/15(a)	673,491

1,500,000	5.250%, 09/01/21(a)	1,304,715

		3,580,918

Texas: 18.22%

650,000	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN 5.750%, 05/01/36(a)(b)	506,259

700,000	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Energy Co. Llc Project), Series A, VRDN 6.750%, 04/01/38(a)(b)	458,185

750,000	Brazos River Authority Texas, Revenue Bonds (Houston Industries, Inc. Project), Insured Ambac Indemnity Corp., Series A 5.125%, 05/01/19(a)	741,690

Principal Amount		Value (Note 2)

$300,000	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project) 5.500%, 11/01/30(a)	$135,366

1,290,000	6.375%, 05/01/35(a)	581,842

165,000	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series B 6.125%, 07/15/27(a)	114,965

250,000	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series E 6.750%, 07/01/29(a)	210,795

1,000,000	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.613%, 12/01/33(b)(c)(d)	1,000,000

345,000	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A 6.450%, 06/01/21(a)	166,049

700,000	State of Texas Municipal Bonds (Vets Housing Assistance II — D), VRDN 5.750%, 12/01/36(b)	700,000

1,040,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series D 6.250%, 12/15/26(a)	975,988

700,000	Texas Transportation Commission, Central Texas, Turnpike System Revenue Bonds (First Tier Put) 5.000%, 08/15/42(a)	710,003

300,000	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project) 6.250%, 05/01/28(a)	144,369

		6,445,511

June 30, 2009	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Utah: 0.81%

$300,000	Tooele County, Utah, Hazardous Waste Treatment Revenue Bonds (Union Pacific Project), Series A 5.700%, 11/01/26(a)	$288,486

Virginia: 4.32%

500,000	University of Virginia, University Revenue Bonds 5.000%, 06/01/40(a)	511,520

700,000	Virginia State Housing Development Authority, Revenue Bonds (Commonwealth Mortgage), Series B 4.850%, 01/01/36(a)	600,397

425,000	Virginia State Public School Authority, Revenue Bonds (School Financing 1997), Series B1 4.000%, 08/01/25(a)	414,643

		1,526,560

West Virginia: 1.97%

700,000	West Virginia Housing Development Fund, Revenue Bonds (Housing Finance), Series A 5.450%, 11/01/30(a)	697,543

Wisconsin: 2.48%

1,000,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care Inc.), Series A 5.600%, 02/15/29(a)	878,560

	Total Municipal Bonds (Cost $62,526,064)	62,764,601

CORPORATE BONDS: 13.42%
Consumer Cyclical: 1.07%

600,000	Continental Airlines, Inc., Sr. Unsec. Notes 8.750%, 12/01/11(a)	378,000

Consumer Discretionary: 0.09%

250,000	General Motors Corp., Sr. Unsec. Notes 7.200%, 01/15/11(a)	32,500

Energy: 1.94%

1,000,000	Southern Union Co., Jr. Sub. Notes 7.200%, 11/01/66(a)(b)	685,000

Principal Amount		Value (Note 2)
Financials: 3.32%

$400,000	Bank of America Corp., Sr. Unsec. Notes 7.375%, 05/15/14(a)	$413,793

500,000	Citigroup, Inc., Sr. Notes 8.500%, 05/22/19(a)	509,464

250,000	Jefferies Group, Inc., Sr. Unsec. Notes 8.500%, 07/15/19	248,405

		1,171,662

Industrials: 2.60%

500,000	The Dow Chemical Co., Sr. Unsec. Notes 8.550%, 05/15/19(a)	501,714

400,000	Whirlpool Corp., Notes 8.600%, 05/01/14(a)	418,410

		920,124

Technology: 1.47%

500,000	Xerox Corp., Sr. Notes 8.500%, 05/15/14(a)	520,614

Telecommunications : 2.61%

900,000	CBS Corp., Gtd. Notes 8.200%, 05/15/14(a)	924,196

Utility: 0.32%

150,000	Dominion Resources, Inc., Jr. Sub. Notes 7.500%, 06/30/66(a)(b)	112,640

	Total Corporate Bonds (Cost $4,854,427)	4,744,736

Shares

EXCHANGE TRADED FUNDS: 0.33%
2,300	ProShares UltraShort Real Estate Fund	45,264

1,300	ProShares UltraShort S&P 500 Fund	71,825

		117,089

	Total Exchange Traded Funds (Cost $227,282)	117,089

See Notes to Financial Statements	39	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 7.15%
$2,528,612	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	$2,528,612

	Total Short-Term Bank Debt Instruments (Cost $2,528,612)	2,528,612

	Total Investments: 198.38% (Cost $70,136,385)	70,155,038

	Net Other Assets and Liabilities: (98.38)%	(34,790,233)

	Net Assets: 100.00%	$35,364,805

Principal Amount

SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds

$(250,000)	Duke Energy Carolinas Llc, Unsub. Sr. Notes 6.100%, 06/01/37	$(262,215)

(500,000)	The Goldman Sachs Group, Inc., Sr. Unsec. Notes 6.150%, 04/01/18	(487,598)

(150,000)	International Paper Co., Unsec. Sr. Notes 5.300%, 04/01/15	(137,800)

(475,000)	Lennar Corp., Gtd. Notes, Series B 6.500%, 04/15/16	(382,375)

(500,000)	Limited Brands, Inc., Unsec. Sr. Notes 5.250%, 11/01/14	(425,740)

(250,000)	Northrop Grumman Systems Corp., Gtd. Notes 7.750%, 02/15/31	(313,378)

(500,000)	Safeway, Inc., Sr. Unsec. Notes 7.250%, 02/01/31	(562,278)

(500,000)	TXU Corp., Sr. Unsec. Global Notes, Series R 6.550%, 11/15/34	(242,736)

(410,000)	Union Pacific Corp., Sr. Unsec. Notes 7.875%, 01/15/19	(470,127)

Principal Amount		Value (Note 2)

U.S. Government Agency

$(5,000,000)	Federal Home Loan Mortgage Corp. 5.000%, 04/18/17	$(5,467,325)

(7,500,000)	United States Treasury Notes 1.500%, 12/31/13	(7,228,718)

(1,250,000)	1.750%, 11/15/11	(1,263,766)

(1,400,000)	2.375%, 08/31/10	(1,429,586)

(600,000)	2.750%, 02/15/19	(562,076)

(4,000,000)	3.500%, 11/15/09	(4,048,752)

(2,950,000)	3.750%, 11/15/18	(3,001,398)

(250,000)	4.375%, 02/15/38	(252,227)

(1,300,000)	4.500%, 11/15/15	(1,414,969)

(850,000)	4.500%, 05/15/38	(876,563)

	Total Securities Sold Short (Proceeds $29,346,895)	$(28,829,627)

(a) Security, or portion of security, is being held as collateral for short sales.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2009.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Fair valued security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

GNMA/FNMA — Government National Mortgage Association/Federal National Mortgage Association

Gtd. — Guaranteed

Jr. — Junior Sec.-Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Unsub. — Unsubordinated

VRDN — Variable Rate Demand Notes

June 30, 2009	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.613%, 12/01/33(b)(d)	$1,000,000	$1,000,000	2.83%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 0.840%, 12/01/37(b)(d)	1,000,000	1,000,000	2.83%

See Notes to Financial Statements	41	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS: 71.23%
Australia: 0.18%

	Australian Government, Bonds, Series 124

9,000	5.750%, 05/15/21	AUD	$7,329

	Australian Government, Bonds, Series 513

40,000	6.500%, 05/15/13	AUD	34,013

			41,342

Austria: 1.72%

	Republic of Austria, Notes

128,000	3.400%, 10/20/14	EUR	181,048

17,000	4.300%, 07/15/14	EUR	24,710

110,000	6.250%, 07/15/27	EUR	183,270

			389,028

Brazil: 1.90%

	Brazil Notas do Tesouro Nacional, Notes, Series F

500	10.000%, 01/01/12	BRL	261,305

200	10.000%, 01/01/14	BRL	99,397

150	10.000%, 01/01/17	BRL	70,466

			431,168

Canada: 0.90%

	Canadian Government, Bonds

40,000	3.750%, 06/01/12	CAD	36,243

25,000	4.000%, 09/01/10	CAD	22,347

35,000	4.000%, 06/01/16	CAD	32,154

30,000	5.000%, 06/01/14	CAD	28,804

45,000	5.000%, 06/01/37	CAD	46,194

	Canadian Government, Bonds, Series A55

30,000	8.000%, 06/01/23	CAD	37,558

			203,300

Chile: 0.77%

	Bonos del Banco Central de Chile en UF

2,112	3.000%, 04/01/13(a)(b)	CLP	79,960

Principal Amount		Currency	Value (Note 2)

2,445	5.000%, 01/01/16(a)(b)	CLP	$94,708

			174,668

Colombia: 0.92%

	Republic of Colombia, Unsub. Bonds

390,000,000	12.000%, 10/22/15	COP	208,967

Denmark: 0.92%

	Denmark (Kingdom of), Bonds

120,000	4.500%, 11/15/39	DKK	23,606

220,000	5.000%, 11/15/13	DKK	45,070

	Denmark (Kingdom of), Sr. Unsec. Bonds

100,000	3.125%, 03/17/14	EUR	140,579

			209,255

France: 4.26%

	French Government O.A.T., Bonds

50,000	3.750%, 04/25/21	EUR	68,782

21,000	4.000%, 04/25/55	EUR	27,561

100,000	4.250%, 04/25/19	EUR	146,262

	French Government Treasury Notes

400,000	2.500%, 07/04/27	EUR	570,146

100,000	4.500%, 07/12/13	EUR	151,067

			963,818

Germany: 7.20%

	Bundesobligation, Bonds, Series 147

37,000	2.500%, 10/08/10	EUR	52,887

	Bundesrepublik Deutschland, Bonds, Series 02

100,000	5.000%, 01/04/12	EUR	151,525

	Bundesrepublik Deutschland, Bonds, Series 03

223,000	3.750%, 07/04/13	EUR	329,768

June 30, 2009	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Germany (continued): 7.20%

	Bundesrepublik Deutschland, Bonds, Series 06

424,000	3.750%, 01/04/17	EUR	$618,723

	Bundesrepublik Deutschland, Bonds, Series 07

147,000	4.250%, 07/04/39	EUR	208,463

	Bundesrepublik Deutschland, Bonds, Series 09

50,000	3.750%, 01/04/19	EUR	72,526

	Bundesrepublik Deutschland, Bonds, Series 97

110,000	6.500%, 07/04/27	EUR	197,384

			1,631,276

Greece: 5.29%

	Hellenic Republic, Bonds

100,000	5.250%, 05/18/12	EUR	149,867

78,000	6.500%, 10/22/19	EUR	122,954

	Hellenic Republic, Unsub. Bonds

400,000	4.500%, 05/20/14	EUR	584,535

	Hellenic Republic, Unsub. Bonds, Series 15YR

157,000	4.700%, 03/20/24	EUR	202,433

	Hellenic Republic, Unsub. Bonds, Series 30YR

118,000	4.600%, 09/20/40	EUR	138,261

			1,198,050

Hungary: 1.47%

	Hungary Government, Bonds, Series 15/A

46,000,000	8.000%, 02/12/15	HUF	218,667

	Hungary Government, Bonds, Series 20/A

26,000,000	7.500%, 11/12/20	HUF	113,862

			332,529

Italy: 6.90%

	Buoni Poliennali Del Tesoro, Bonds

145,000	4.250%, 08/01/13	EUR	213,585

Principal Amount		Currency	Value (Note 2)

326,000	4.250%, 08/01/14	EUR	$476,014

500,000	4.500%, 08/01/10	EUR	727,593

96,000	6.000%, 05/01/31	EUR	145,927

			1,563,119

Japan: 14.96%

	Japan Government, Bonds, Series 21

37,000,000	2.300%, 12/20/35	JPY	392,576

	Japan Government, Bonds, Series 80

20,000,000	2.100%, 06/20/25	JPY	212,775

	Japan Government, Bonds, Series 236

20,000,000	1.500%, 12/20/11	JPY	213,408

	Japan Government, Bonds, Series 257

71,000,000	1.300%, 12/20/13	JPY	758,329

	Japan Government, Bonds, Series 258

90,000,000	1.300%, 03/20/14	JPY	960,750

	Japan Government, Bonds, Series 274

74,000,000	1.500%, 12/20/15	JPY	796,937

	Japan Government, Bonds, Series 300

5,000,000	1.500%, 09/20/09	JPY	52,710

			3,387,485

Malaysia: 1.63%

	Malaysian Government, Bonds, Series 0204

300,000	5.094%, 04/30/14	MYR	90,505

	Malaysian Government, Bonds, Series 0207

1,000,000	3.814%, 02/15/17	MYR	279,129

			369,634

See Notes to Financial Statements	43	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Mauritius: 0.03%

	Mauritius Treasury Notes

200,000	9.750%, 11/23/09(a)	MUR	$6,340

Mexico: 2.07%

	Mexican Bonos, Bonds, Series M10

37,000	8.000%, 12/17/15	MXN	284,730

	Mexican Bonos, Gtd. Bonds, Series M20

5,000	10.000%, 12/05/24	MXN	43,157

	Mexican Bonos, Bonds, Series MI10

18,000	8.000%, 12/19/13	MXN	141,012

			468,899

Norway: 0.11%

	Norway Government, Bonds

154,000	4.250%, 05/19/17	NOK	24,536

Peru: 0.44%

	Peru Bono Soberano, Bonds

100	6.900%, 08/12/37	PEN	34,419

170	8.200%, 08/12/26	PEN	66,213

			100,632

Poland: 2.13%

	Poland Government, Bonds, Series 0413

740,000	5.250%, 04/25/13	PLN	229,833

	Poland Government, Bonds, Series 1015

200,000	6.250%, 10/24/15	PLN	63,816

	Poland Government, Bonds, Series 1017

630,000	5.250%, 10/25/17	PLN	188,263

			481,912

Portugal: 4.45%

	Portugal Obrigacoes do Tesouro OT, Bonds

392,000	4.375%, 06/16/14	EUR	579,490

Principal Amount		Currency	Value (Note 2)

278,000	5.450%, 09/23/13	EUR	$427,982

			1,007,472

South Africa: 2.23%

	Republic of South Africa, Bonds, Series R153

400,000	13.000%, 08/31/10	ZAR	55,164

	Republic of South Africa, Bonds, Series R157

1,340,000	13.500%, 09/15/15	ZAR	215,280

	Republic of South Africa, Bonds, Series R186

800,000	10.500%, 12/21/26	ZAR	118,036

	Republic of South Africa, Bonds, Series R201

400,000	8.750%, 12/21/14	ZAR	52,221

	Republic of South Africa, Bonds, Series R204

520,000	8.000%, 12/21/18	ZAR	63,438

			504,139

Spain: 1.98%

	Bonos Y Oblig Del Estado, Bonds

285,000	5.500%, 07/30/17(b)	EUR	448,342

Sweden: 0.26%

	Swedish Government, Bonds, Series 1050

460,000	3.000%, 07/12/16	SEK	59,015

Switzerland: 0.28%

	Switzerland Government, Bonds

65,000	3.000%, 05/12/19	CHF	63,445

Thailand: 1.70%

	Thailand Government, Bonds

9,500,000	5.000%, 05/26/17	THB	304,373

2,500,000	5.250%, 05/12/14	THB	80,412

			384,785

June 30, 2009	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Turkey: 2.17%

	Turkey Government, Bonds

440,000	14.000%, 01/19/11	TRL	$294,562

280,000	16.000%, 03/07/12	TRL	195,898

			490,460

United Kingdom: 4.36%

	United Kingdom, Treasury Bonds

50,000	3.250%, 12/07/11	GBP	84,867

146,000	4.250%, 12/07/55	GBP	235,851

177,000	4.750%, 03/07/20	GBP	318,864

70,000	5.000%, 09/07/14	GBP	126,830

100,000	5.000%, 03/07/18	GBP	185,348

15,000	8.000%, 06/07/21	GBP	34,648

			986,408

	Total Foreign Government Obligations (Cost $15,459,414)		16,130,024

CORPORATE BONDS: 20.74%
Austria: 0.81%

	FMG Finance Pty Ltd., Sr. Secured Notes

50,000	9.750%, 09/01/13(c)	EUR	64,181

	Raiffeisen Zentralbank Oesterreich AG, Gov’t Gtd. Notes

85,000	2.500%, 05/04/11	EUR	120,218

			184,399

Belgium: 0.29%

	Barry Callebaut Services NV, Gtd. Notes

50,000	6.000%, 07/13/17	EUR	64,882

Canada: 0.27%

	Bombardier, Inc., Sr. Unsec. Notes

50,000	7.250%, 11/15/16(c)	EUR	60,323

Denmark: 1.52%

	ISS Global A/S, Sr. Unsub. Euro Medium-Term Notes

50,000	4.750%, 09/18/10	EUR	69,441

Principal Amount		Currency	Value (Note 2)

	ISS Holding A/S, Secured Notes

50,000	8.875%, 05/15/16(c)	EUR	$57,868

	Nordic Telephone Co., Holdings, Sr. Secured Notes

100,000	6.872%, 05/01/16(c)(d)	EUR	131,168

	PERI GmbH, Gtd. Notes

30,000	5.625%, 12/15/11(c)	EUR	40,928

	TUI AG, Sr. Unsec. Notes

50,000	5.125%, 12/10/12(c)	EUR	45,593

			344,998

France: 1.79%

	CMA CGM SA, Sr. Unsec. Notes

100,000	5.500%, 05/16/12(c)	EUR	63,830

	Dexia Credit Local, Jr. Sub. Notes

50,000	4.300%(d)(e)	EUR	27,005

	Europcar Groupe SA, Sr. Sub. Notes

50,000	8.125%, 05/15/14(c)	EUR	36,825

	Nexans SA

50,000	5.750%, 05/02/17	EUR	61,024

	RCI Banque SA, Unsub. Euro Medium-Term Notes

20,000	8.125%, 05/15/12	EUR	29,219

	Tereos Europe, Gtd. Notes

50,000	6.375%, 04/15/14(c)	EUR	59,271

	Wendel Investment, Sr. Unsec. Notes

50,000	4.875%, 09/21/15	EUR	50,854

20,000	5.000%, 02/16/11	EUR	27,356

	Wendel, Sr. Unsec. Notes

50,000	4.875%, 05/26/16	EUR	48,749

			404,133

Germany: 1.61%

	Cognis GmbH, Sr. Secured Notes

50,000	9.500%, 05/15/14(c)	EUR	55,413

	Gerresheimer Holdings GmbH, Gtd. Notes

30,000	7.875%, 03/01/15(c)	EUR	42,717

See Notes to Financial Statements	45	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Germany (continued): 1.61%

	Heckler & Koch, Inc. GmbH, Sr. Secured Notes

65,000	9.250%, 07/15/11(c)	EUR	$94,377

	Unity Media GmbH, Secured Notes

75,000	10.125%, 02/15/15(c)	EUR	108,371

	Unitymedia Hessen GmbH & Co., Sr. Secured Notes

50,000	4.259%, 04/15/13(c)(d)	EUR	64,649

			365,527

Ireland: 0.59%

	Allied Irish Banks Plc

60,000	12.500%, 06/25/19	EUR	77,947

	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds

11,104	10.750%, 03/01/15	EUR	7,555

	Smurfit Kappa Funding Plc, Sr. Sub. Notes

40,000	7.750%, 04/01/15	EUR	48,819

			134,321

Italy: 0.74%

	Banca Italease SpA, Sr. Unsec. Euro Medium-Term Notes

50,000	1.527%, 03/14/12(d)	EUR	62,743

	CIR-Compagnie Industriali Riunite SpA, Sr. Unsec. Notes

50,000	5.750%, 12/16/24	EUR	46,564

	Lottomatica SpA, Jr. Sub. Bonds

50,000	8.250%, 03/31/66(c)(d)	EUR	57,868

			167,175

Japan: 0.27%

	Softbank Corp., Sr. Unsec. Notes

50,000	7.750%, 10/15/13	EUR	61,375

Jersey: 0.45%

	HBOS Capital Funding LP, Bank Gtd., Perpetual Maturity

100,000	4.939%(d)(e)	EUR	48,399

Principal Amount		Currency	Value (Note 2)

	HBOS Euro Finance LP, Bank Gtd., Perpetual Maturity

50,000	7.627%(d)(e)	EUR	$29,460

	Lloyds TSB Capital, Bank Gtd., Perpetual Maturity

25,000	7.375%(d)(e)	EUR	24,024

			101,883

Luxembourg: 2.04%

	Beverage Packaging Holdings, Sr. Sub. Notes

50,000	9.500%, 06/15/17(c)	EUR	56,114

	Cirsa Capital Luxembourg SA, Gtd. Notes

100,000	7.875%, 07/15/12(c)	EUR	111,527

	Dexia Funding SA, Bank Gtd. Notes

50,000	4.892%(d)(e)	EUR	25,870

	Fiat Finance & Trade, Ltd., Gtd. Euro Medium-Term Notes

50,000	5.625%, 11/15/11	EUR	64,882

50,000	6.625%, 02/15/13	EUR	59,622

	Lecta SA, Sr. Secured Notes

50,000	3.906%, 02/15/14(c)(d)	EUR	41,735

	Lighthouse International Co., SA, Sr. Secured Bonds

50,000	8.000%, 04/30/14(c)	EUR	33,318

	Wind Acquisition Finance SA, Secured Notes

50,000	9.750%, 12/01/15(c)	EUR	68,740

			461,808

Netherlands: 2.56%

	Ardagh Glass Finance BV, Gtd. Notes

50,000	8.875%, 07/01/13(c)	EUR	64,882

	Cemex Finance Europe BV, Gtd. Notes

90,000	4.750%, 03/05/14	EUR	82,872

	Clondalkin Industries BV, Gtd. Notes

100,000	8.000%, 03/15/14(c)	EUR	81,366

June 30, 2009	46	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Netherlands (continued): 2.56%

	HeidelbergCement Finance BV, Gtd. Euro Medium-Term Notes

30,000	5.625%, 01/04/18	EUR	$29,670

70,000	6.375%, 01/25/12	EUR	81,015

	Impress Holdings BV, Gtd. Notes

50,000	4.560%, 09/15/13(c)(d)	EUR	61,726

	Kazkommerts International BV, Euro Medium-Term Notes

50,000	7.625%, 02/13/12	GBP	51,001

	Suedzucker International Finance BV, Gtd. Notes

60,000	5.250%(d)(e)	EUR	62,287

	UPC Holding BV, Sr. Secured Notes

50,000	8.625%, 01/15/14(c)	EUR	64,532

			579,351

South Africa: 0.31%

	Foodcorp, Ltd., Gtd. Notes

60,000	8.875%, 06/15/12(c)	EUR	70,704

Spain: 1.24%

	Caixa d’Estalvis de Catalunya, Gov’t Gtd. Notes

100,000	3.000%, 05/07/12	EUR	140,075

	Caja de Ahorros de Valencia Castellon y Alicante, Gov’t Gtd. Notes

100,000	3.000%, 05/11/12	EUR	141,082

			281,157

Sweden: 0.44%

	Corral Finans AB, Secured PIK Bonds

51,797	2.935%, 04/15/10(c)(d)	EUR	47,232

	Stena AB, Sr. Unsec. Notes

50,000	6.125%, 02/01/17(c)	EUR	51,905

			99,137

United Kingdom: 2.50%

	CEVA Group Plc, Gtd. Notes

50,000	10.000%, 12/01/16(c)	EUR	24,550

Principal Amount		Currency	Value (Note 2)

	Eco-Bat Finance Plc, Gtd. Notes

20,000	10.125%, 01/31/13(c)	EUR	$27,636

	FCE Bank Plc, Sr. Unsec. Euro Medium-Term Notes

55,000	2.120%, 09/30/09(d)	EUR	76,000

50,000	7.125%, 01/16/12	EUR	59,972

	Lloyds Banking Group Plc

100,000	7.875%(e)	EUR	60,035

	Lloyds TSB Bank Plc, Sub., Perpetual Maturity

30,000	6.350%(d)(e)	EUR	22,091

	National Westminster Bank Plc, Jr. Sub. Euro Medium-Term Notes

95,000	6.625%, 10/29/49(d)	EUR	113,948

	Northern Rock Plc, Sub. Euro Medium-Term Notes

70,000	5.625%, 01/13/15(d)	GBP	25,912

	Virgin Media Finance Plc, Gtd. Notes

100,000	9.750%, 04/15/14	GBP	155,471

			565,615

United States: 3.31%

	AGCO Corp., Sr. Sub. Notes

50,000	6.875%, 04/15/14	EUR	64,181

	CIT Group, Inc., Sr. Unsec. Notes

50,000	4.250%, 09/22/11	EUR	49,100

100,000	5.000%, 05/13/14	EUR	76,455

	Fresenius US Finance II, Inc., Senior Notes

50,000	8.750%, 07/15/15(c)	EUR	75,579

	GMAC Llc, Sr. Unsec. Notes

50,000	4.750%, 09/14/09	EUR	69,091

	HCA, Inc., Sr. Unsec. Notes

25,000	8.750%, 11/01/10	GBP	41,336

	Hertz Corp., Gtd. Notes

50,000	7.875%, 01/01/14	EUR	57,868

See Notes to Financial Statements	47	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
United States (continued): 3.31%

	Huntsman International Llc, Gtd. Notes

50,000	6.875%, 11/15/13(c)	EUR	$51,906

	Nalco Co., Gtd. Notes

25,000	9.000%, 11/15/13	EUR	34,721

	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes

100,000	9.000%, 08/01/14	EUR	121,346

	Owens Brockway Glass Container, Inc., Gtd. Notes

50,000	6.750%, 12/01/14	EUR	63,830

	RBS Capital Trust A, Bank Gtd., Perpetual Maturity

20,000	6.467%(d)(e)	EUR	12,766

	Travelport Llc, Gtd. Notes

50,000	10.875%, 09/01/16	EUR	31,214

			749,393

	Total Corporate Bonds (Cost $4,635,258)		4,696,181

CREDIT LINKED NOTES : 1.09%
Indonesia: 1.09%

	Indonesia Government, Bonds, Series FR45

235,294	10.002%, 05/15/37(a)(d)	USD	163,639

	Indonesia Government, Bonds, Series FR47

110,955	10.000%, 02/17/28(a)	USD	83,385

			247,024

	Total Credit Linked Notes (Cost $269,113)		247,024

SHORT-TERM BANK DEBT INSTRUMENTS: 4.13%
	Brown Brothers Harriman & Co. — Grand Cayman

86,000	0.030%, due 07/01/09	ZAR	11,153

14,000	0.030%, due 07/01/09	CAD	12,036

10,000	0.030%, due 07/01/09	AUD	8,058

Principal Amount		Currency	Value (Note 2)

	Citibank — London

101,000	0.030%, due 07/01/09	GBP	$166,165

65,000	0.030%, due 07/01/09	EUR	91,186

	CitiBank — London

37,478,000	0.030%, due 07/01/09	JPY	389,038

	JPMorgan Chase — London

49,000	0.030%, due 07/01/09	SGD	33,830

	Wells Fargo — Grand Cayman

224,000	0.030%, due 07/01/09	USD	224,000

	Total Short-Term Bank Debt Instruments (Cost $912,730)		935,466

	Total Investments: 97.19% (Cost $21,276,515)		22,008,695

	Net Other Assets and Liabilities: 2.81%		635,617

	Net Assets: 100.00%		$22,644,312

(a) Fair valued security.

(b) Denotes an inflation-indexed security: principal and coupon indexed to the consumer price index.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s. At period end, the aggregate market value of those securities was $1,916,834, representing 8.46% of net assets.

(d) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2009.

(e) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

Gov’t — Government

Jr. — Junior

June 30, 2009	48	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Investment Abbreviations: (continued)

PIK — Payment in-kind

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Unsub. — Unsubordinated

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

JPY — Japanese Yen

MYR — Malaysian Ringgit

MXN — Mexican Peso

MUR — Mauritian Rupee

NOK — Norwegian Krone

PEN — Peruvian New Sol

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRL — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

See Notes to Financial Statements	49	June 30, 2009

Forward International Fixed Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2009, the Fund had outstanding foreign currency exchange contract, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Date Value	Current Value	Unrealized Gain
Brazilian Real	Purchase	73,035	09/02/09	$35,671	$36,797	$1,126
British Pound	Purchase	127,000	08/19/09	189,388	208,929	19,540
British Pound	Purchase	136,476	08/19/09	209,341	224,517	15,176
British Pound	Purchase	64,918	08/19/09	98,180	106,796	8,616
British Pound	Purchase	45,000	08/19/09	67,554	74,030	6,475
British Pound	Purchase	91,000	08/19/09	145,616	149,705	4,088
British Pound	Purchase	14,500	08/19/09	21,986	23,854	1,868
British Pound	Purchase	17,000	08/19/09	27,152	27,967	815
British Pound	Purchase	26,403	08/19/09	43,395	43,435	41
Egyptian Pound	Purchase	110,000	08/13/09	19,097	19,147	50
Euro	Sale	30,650	08/19/09	43,395	42,996	399
Euro	Purchase	73,900	08/19/09	103,323	103,666	343
Hungarian Forint	Purchase	20,505,810	08/19/09	94,462	104,511	10,049
Hungarian Forint	Purchase	5,200,000	08/18/09	25,302	26,509	1,207
Indonesian Rupiah	Purchase	1,133,500,000	07/22/09	109,820	110,470	650
Indonesian Rupiah	Purchase	200,000,000	07/13/09	19,075	19,533	458
Malaysian Ringgit	Purchase	372,000	07/24/09	105,183	105,736	553
Mexican Peso	Purchase	280,000	08/18/09	21,099	21,109	10
New Russian Ruble	Purchase	1,200,000	08/06/09	35,765	38,128	2,363
Peruvian New Sol	Purchase	90,000	07/17/09	28,949	29,906	958
Polish Zloty	Purchase	82,675	08/24/09	25,214	25,950	736
Thai Bhat	Purchase	860,000	07/13/09	25,173	25,236	62
Thai Bhat	Purchase	800,000	07/02/09	23,423	23,480	58
Thai Bhat	Sale	800,000	07/02/09	23,509	23,480	29
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$75,670

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
British Pound	Sale	62,938	08/19/09	$103,323	$103,539	$(216)
British Pound	Sale	73,550	08/19/09	120,343	120,998	(654)
Chilean Peso	Sale	35,000,000	09/09/09	61,857	65,784	(3,926)
Colombian Peso	Sale	36,828,050	08/10/09	16,279	17,063	(784)
Euro	Sale	19,415	08/19/09	27,152	27,235	(83)
Euro	Purchase	85,541	08/19/09	120,343	119,996	(347)
Euro	Sale	16,231	08/19/09	21,986	22,769	(783)
Euro	Sale	104,904	08/19/09	145,616	147,159	(1,542)
Euro	Sale	50,544	08/19/09	67,554	70,903	(3,349)
Euro	Sale	72,660	08/19/09	98,180	101,927	(3,747)
Euro	Sale	155,120	08/19/09	209,341	217,601	(8,261)
Euro	Sale	142,609	08/19/09	189,388	200,050	(10,662)
Mexican Peso	Purchase	800,000	08/18/09	61,108	60,311	(797)
Mexican Peso	Sale	1,576,140	08/18/09	117,521	118,823	(1,302)
Peruvian New Sol	Sale	37,250	07/17/09	11,901	12,378	(477)
South African Rand	Sale	418,850	09/22/09	50,627	53,411	(2,783)
Thai Bhat	Purchase	800,000	07/16/09	23,503	23,474	(30)
Turkish Lira	Sale	100,000	08/18/09	63,955	64,130	(175)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(39,918)

June 30, 2009	50	See Notes to Financial Statements

Forward International Fixed Income Fund

FUTURES CONTRACTS

At June 30, 2009, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Gain/(Loss)
Euro-Bond	Short	1	09/08/09	EUR	$(169,858)	$126
Long Gilt Future	Long	2	09/28/09	GBP	388,530	1,662
10 Year Note	Long	1	09/21/09	USD	116,266	(1,766)
2 Year Note	Short	1	09/30/09	USD	(216,219)	547
					$118,719	$569

See Notes to Financial Statements	51	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 91.81%
Diversified: 3.54%

15,600	Douglas Emmett, Inc.	$140,244

20,000	National Retail Properties, Inc.	347,000

20,000	Washington Real Estate Investment Trust	447,400

		934,644

Health Care: 11.79%

25,200	Alexandria Real Estate Equities, Inc.	901,908

1,000	Cogdell Spencer, Inc.	4,290

25,000	HCP, Inc.	529,750

17,600	Health Care REIT, Inc.	600,160

2,500	LTC Properties, Inc.	51,125

34,300	Ventas, Inc.	1,024,198

		3,111,431

Hotels: 2.43%

53,900	Hospitality Properties Trust	640,871

Industrial: 13.78%

41,000	AMB Property Corp.	771,210

30,900	Digital Realty Trust, Inc.	1,107,765

33,000	EastGroup Properties, Inc.	1,089,660

83,000	ProLogis	668,980

		3,637,615

Office: 8.60%

28,615	Boston Properties, Inc.	1,364,936

7,400	Corporate Office Properties Trust	217,042

10,000	Kilroy Realty Corp.	205,400

7,200	Liberty Property Trust	165,888

13,800	SL Green Realty Corp.	316,572

		2,269,838

Residential: 12.39%

63,425	American Campus Communities, Inc.	1,406,766

19,716	AvalonBay Communities, Inc.	1,102,913

76,000	Education Realty Trust, Inc.	326,040

19,500	Equity Residential	433,485

		3,269,204

Shares		Value (Note 2)

Retail: 27.12%

1,237	CBL & Associates Properties, Inc.	$6,667

70,000	Cedar Shopping Centers, Inc.	316,400

7,100	Federal Realty Investment Trust	365,792

1,400	Kimco Realty Corp.	14,070

69,200	Kite Realty Group Trust	202,064

3,000	The Macerich Co.	52,830

7,300	Mack-Cali Realty Corp.	166,440

26,150	Regency Centers Corp.	912,897

53,624	Simon Property Group, Inc.	2,757,882

12,400	Tanger Factory Outlet Centers, Inc.	402,132

31,947	Vornado Realty Trust	1,438,573

36,000	Weingarten Realty Investors, Inc.	522,360

		7,158,107

Self Storage: 8.03%

32,377	Public Storage, Inc.	2,120,046

Specialized: 4.13%

22,200	Entertainment Properties Trust	457,320

9,000	Plum Creek Timber Co., Inc.	268,020

15,000	Potlatch Corp.	364,350

		1,089,690

	Total Common Stocks (Cost $27,699,413)	24,231,446

MUTUAL FUNDS: 4.82%

16,000	iShares Cohen & Steers Realty Majors Index Fund	575,040

21,600	iShares Dow Jones U.S. Real Estate Index Fund	698,544

		1,273,584

	Total Mutual Funds (Cost $1,207,104)	1,273,584

June 30, 2009	52	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund(a)

Principal Amount		Value (Note 2)

CORPORATE BONDS: 2.16%
Retail: 2.16%

$500,000	Simon Property Group LP, Sr. Unsec. Notes 10.350%, 04/01/19	$569,017

	Total Corporate Bonds (Cost $490,147)	569,017

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.74%
$196,322	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	196,322

	Total Short-Term Bank Debt Instruments (Cost $196,322)	196,322

	Total Investments: 99.53% (Cost $29,592,986)	26,270,369

	Net Other Assets and Liabilities: 0.47%	123,322

	Net Assets: 100.00%	$26,393,691

(a) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Sr. — Senior

Unsec. — Unsecured

See Notes to Financial Statements	53	June 30, 2009

Statement of Assets and Liabilities (Unaudited)

	FORWARD EMERGING MARKETS FUND	FORWARD INTERNATIONAL EQUITY FUND
ASSETS:
Investments, at value	$184,290,769	$15,392,910
Cash	969	0
Foreign currency, at value (Cost $85 and $0, respectively)	83	0
Receivable for investments sold	838,670	6,732,144
Receivable for shares sold	668,118	518
Interest and dividends receivable	703,091	115,888
Other assets	427,468	56,635

Total Assets	186,929,168	22,298,095

LIABILITIES:
Payable to custodian	0	5,067,023
Payable for investments purchased	4,720,423	1,952,120
Payable for shares redeemed	520,850	143,187
Payable to advisor	166,987	9,460
Payable for distribution and service fees	6,482	3,933
Payable to trustees	9,270	3,906
Payable for chief compliance officer fee	2,871	578
Payable to ReFlow (Note 2)	361	2,149
Accrued expenses and other liabilities	145,320	47,504

Total Liabilities	5,572,564	7,229,860

NET ASSETS	$181,356,604	$15,068,235

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$213,988,691	$49,374,636
Accumulated net investment income	1,826,852	1,582,837
Accumulated net realized loss on investments and foreign currency transactions	(57,535,098)	(36,241,161)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	23,076,159	351,923

TOTAL NET ASSETS	$181,356,604	$15,068,235

INVESTMENTS, AT COST	$161,240,437	$15,041,383

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$16.15	$9.28
Net Assets	$19,401,504	$6,704,192
Shares of beneficial interest outstanding	1,201,115	722,209
Institutional Class:
Net Asset Value, offering and redemption price per share	$16.35	$9.30
Net Assets	$161,955,100	$8,364,043
Shares of beneficial interest outstanding	9,904,604	899,842

June 30, 2009	54	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND
ASSETS:
Investments, at value	$483,985,146	$10,192,458
Cash	92	0
Receivable for investments sold	3,461,524	0
Receivable from advisor	0	630
Receivable for shares sold	618,581	94
Interest and dividends receivable	1,595,637	7,267
Other assets	93,404	1,691

Total Assets	489,754,384	10,202,140

LIABILITIES:
Payable to sub-custodian	46,355	—
Payable for investments purchased	4,358,466	0
Payable for shares redeemed	602,580	0
Payable to advisor	398,350	0
Payable for distribution and service fees	33,596	3,876
Payable to trustees	1,637	866
Payable for chief compliance officer fee	4,032	52
Payable to ReFlow (Note 2)	6,950	1,043
Accrued expenses and other liabilities	9,705	17,743

Total Liabilities	5,461,671	23,580

NET ASSETS	$484,292,713	$10,178,560

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$799,627,293	$14,778,912
Accumulated net investment income	4,301,887	50,187
Accumulated net realized loss on investments and foreign currency transactions	(295,134,881)	(4,815,434)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(24,501,586)	164,895

TOTAL NET ASSETS	$484,292,713	$10,178,560

INVESTMENTS, AT COST	$508,500,406	$10,027,563

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.37
Net Assets	$107,516,324
Shares of beneficial interest outstanding	10,371,015
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.40	$7.66
Net Assets	$375,749,566	$1,839,379
Shares of beneficial interest outstanding	36,123,671	240,172
Class A:
Net Asset Value, offering and redemption price per share	$10.37	$7.66
Net Assets	$1,026,823	$8,339,181
Shares of beneficial interest outstanding	98,986	1,089,282
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.00	$8.13

See Notes to Financial Statements	55	June 30, 2009

Statement of Assets and Liabilities (Unaudited)

	FORWARD BANKING AND FINANCE FUND	FORWARD GROWTH FUND
ASSETS:
Investments, at value	$53,092,184	$98,803,877
Receivable for investments sold	453,175	2,164,908
Receivable for shares sold	19,161	59,058
Interest and dividends receivable	99,696	23,744
Other assets	21,837	93,175

Total Assets	53,686,053	101,144,762

LIABILITIES:
Payable for investments purchased	33,632	2,356,409
Payable for shares redeemed	31,228	1,144
Payable to advisor	44,166	55,825
Payable for distribution and service fees	26,706	19,746
Payable to trustees	7,086	5,396
Payable for chief compliance officer fee	178	1,101
Payable to ReFlow (Note 2)	4,642	0
Accrued expenses and other liabilities	27,609	23,749

Total Liabilities	175,247	2,463,370

NET ASSETS	$53,510,806	$98,681,392

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$70,456,984	$125,598,059
Accumulated net investment income/(loss)	150,710	(385,853)
Accumulated net realized loss on investments	(14,791,771)	(37,362,675)
Net unrealized appreciation/(depreciation) on investments	(2,305,117)	10,831,861

TOTAL NET ASSETS	$53,510,806	$98,681,392

INVESTMENTS, AT COST	$55,397,301	$87,972,016

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share		$8.55
Net Assets		$36,520,231
Shares of beneficial interest outstanding		4,270,456
Class A:
Net Asset Value, offering and redemption price per share	$13.04	$8.52
Net Assets	$35,601,125	$59,905,184
Shares of beneficial interest outstanding	2,730,663	7,027,792
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.84	$9.04
Class C:
Net Asset Value, offering and redemption price per share	$12.26	$7.98
Net Assets	$17,909,681	$2,255,977
Shares of beneficial interest outstanding	1,460,776	282,694

June 30, 2009	56	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD LEGATO FUND	FORWARD LONG/SHORT CREDIT ANALYSIS FUND
ASSETS:
Investments, at value	$7,849,552	$70,155,038
Receivable for shares sold	0	35,758
Interest and dividends receivable	4,120	902,065
Other assets	20,725	11,658

Total Assets	7,874,397	71,104,519

LIABILITIES:
Securities sold short (Proceeds $0 and $29,346,895, respectively)	—	28,829,627
Payable to broker for securities sold short	—	6,405,060
Payable for interest on short sales	—	177,788
Payable for investments purchased	0	247,285
Payable for shares redeemed	4,000	7,308
Payable to advisor	3,533	39,656
Payable for distribution and service fees	2,318	11,166
Payable to trustees	297	2,853
Payable for chief compliance officer fee	61	32
Accrued expenses and other liabilities	12,448	18,939

Total Liabilities	22,657	35,739,714

NET ASSETS	$7,851,740	$35,364,805

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$8,275,391	$38,400,143
Accumulated net investment income/(loss)	(20,174)	69,245
Accumulated net realized loss on investments and securities sold short	(391,698)	(3,640,504)
Net unrealized appreciation/(depreciation) depreciation on investments and securities sold short	(11,779)	535,921

TOTAL NET ASSETS	$7,851,740	$35,364,805

INVESTMENTS, AT COST	$7,861,331	$70,136,385

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.52	$6.93
Net Assets	$1,510,034	$30,044,525
Shares of beneficial interest outstanding	177,267	4,334,317
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.56	$6.90
Net Assets	$2,285,972	$2,452,395
Shares of beneficial interest outstanding	266,977	355,555
Class A:
Net Asset Value, offering and redemption price per share	$8.51
Net Assets	$4,055,734
Shares of beneficial interest outstanding	476,657
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.03
Class C:
Net Asset Value, offering and redemption price per share		$6.94
Net Assets		$2,867,885
Shares of beneficial interest outstanding		413,223

See Notes to Financial Statements	57	June 30, 2009

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL FIXED INCOME FUND	FORWARD REAL ESTATE FUND
ASSETS:
Investments, at value	$22,008,695	$26,270,369
Cash	710	26,851
Foreign currency, at value (Cost $99,540 and $0, respectively)	102,624	0
Due from broker for futures contracts	67,823	—
Unrealized gain on forward contracts	75,670	—
Receivable for shares sold	0	46,072
Interest and dividends receivable	435,957	95,830
Other assets	22,039	41,688

Total Assets	22,713,518	26,480,810

LIABILITIES:
Unrealized loss on forward contracts	39,918	—
Payable for investments purchased	6,939	0
Payable for shares redeemed	0	1,433
Payable to advisor	12,696	12,849
Payable for distribution and service fees	5,075	12,557
Payable to trustees	844	3,423
Payable for chief compliance officer fee	98	1,215
Payable to ReFlow (Note 2)	1,776	0
Accrued expenses and other liabilities	1,860	55,642

Total Liabilities	69,206	87,119

NET ASSETS	$22,644,312	$26,393,691

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$23,304,423	$35,760,108
Accumulated net investment income/(loss)	(132,444)	309,518
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(1,313,857)	(6,353,318)
Net unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	786,190	(3,322,617)

TOTAL NET ASSETS	$22,644,312	$26,393,691

INVESTMENTS, AT COST	$21,276,515	$29,592,986

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.81	$7.11
Net Assets	$5,585,281	$14,784,795
Shares of beneficial interest outstanding	569,398	2,080,583
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.77	$6.89
Net Assets	$12,968,791	$757,798
Shares of beneficial interest outstanding	1,327,982	109,967
Class A:
Net Asset Value, offering and redemption price per share		$7.10
Net Assets		$8,455,689
Shares of beneficial interest outstanding		1,191,316
Maximum offering price per share (NAV/0.9625 based on maximum sales charge of 5.75% of the offering price)		$7.53
Class C:
Net Asset Value, offering and redemption price per share	$9.86	$7.10
Net Assets	$4,090,240	$2,395,409
Shares of beneficial interest outstanding	415,000	337,597

June 30, 2009	58	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	FORWARD EMERGING MARKETS FUND	FORWARD INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Interest	$1,118	$445
Dividends	1,563,900	618,868
Foreign taxes withheld	(113,729)	(70,603)

Total Investment Income	1,451,289	548,710

EXPENSES:
Investment advisory fee	631,321	93,565
Administrative fee	53,493	12,244
Custodian fee	102,220	15,245
Legal and audit fee	19,874	9,458
Transfer agent fee	23,224	0
Trustees’ fees and expenses	11,122	0
Registration/filing fees	19,817	8,688
Reports to shareholder and printing fees	19,271	3,489
Distribution and service fees
Investor Class	29,943	19,495
Institutional Class	9,433	2,743
ReFlow fees (Note 2)	361	2,149
Chief compliance officer fee	7,298	0
Other	7,232	2,870

Total expenses before waiver	934,609	169,946
Less fees waived/reimbursed by investment advisor (Note 3)	(202,314)	(42,294)

Total net expenses	732,295	127,652

NET INVESTMENT INCOME:	718,994	421,058

Net realized loss on investments	(5,279,130)	(7,329,758)
Net realized loss on foreign currency transactions	(2,775,840)	(405,952)
Net realized loss on option contracts	(148,461)	—
Net change in unrealized appreciation on investments	40,364,770	8,736,315
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	27,331	2,964

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS AND FOREIGN CURRENCY	32,188,670	1,003,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,907,664	$1,424,627

See Notes to Financial Statements	59	June 30, 2009

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$3,825	$126
Dividends	7,768,259	122,329
Foreign taxes withheld	(685,550)	0

Total Investment Income	7,086,534	122,455

EXPENSES:
Investment advisory fee	2,112,234	46,514
Administrative fee	178,592	7,966
Custodian fee	12,216	2,344
Legal and audit fee	9,577	14,993
Transfer agent fee	72,832	2,638
Trustees’ fees and expenses	6,201	500
Registration/filing fees	34,028	24,797
Reports to shareholder and printing fees	18,019	93
Distribution and service fees
Investor Class	174,111	—
Institutional Class	—	964
Class A	3,557	21,378
ReFlow fees (Note 2)	6,950	1,043
Chief compliance officer fee	26,460	693
Other	27,397	1,035

Total expenses before waiver	2,682,174	124,958
Less fees waived/reimbursed by investment advisor (Note 3)	—	(47,962)

Total net expenses	2,682,174	76,996

NET INVESTMENT INCOME:	4,404,360	45,459

Net realized loss on investments	(67,901,791)	(2,100,855)
Net realized loss on foreign currency transactions	(9,345,012)	—
Net change in unrealized appreciation on investments	114,207,043	2,324,378
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	24,704	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	36,984,944	223,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,389,304	$268,982

June 30, 2009	60	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	FORWARD BANKING AND FINANCE FUND	FORWARD GROWTH FUND
INVESTMENT INCOME:
Interest	$549	$704
Dividends	650,939	148,231

Total Investment Income	651,488	148,935

EXPENSES:
Investment advisory fee	276,994	335,807
Administrative fee	25,322	41,080
Custodian fee	3,086	3,219
Legal and audit fee	3,720	13,997
Transfer agent fee	47,299	42,600
Trustees’ fees and expenses	5,214	8,219
Registration/filing fees	10,860	9,955
Reports to shareholder and printing fees	15,316	3,363
Distribution and service fees
Institutional Class	—	642
Class A	65,554	97,505
Class C	93,241	11,220
Chief compliance officer fee	3,180	5,969
ReFlow fees (Note 2)	4,703	0
Other	1,792	3,077

Total expenses before waiver	556,281	576,653
Less fees waived/reimbursed by investment advisor (Note 3)	—	(41,865)

Total net expenses	556,281	534,788

NET INVESTMENT INCOME/(LOSS):	95,207	(385,853)

Net realized loss on investments	(12,034,465)	(15,905,426)
Net change in unrealized appreciation on investments	661,716	21,992,084

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(11,372,749)	6,086,658

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,277,542)	$5,700,805

See Notes to Financial Statements	61	June 30, 2009

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	FORWARD LEGATO FUND	FORWARD LONG/SHORT CREDIT ANALYSIS FUND
INVESTMENT INCOME:
Interest	$37	$1,613,869
Dividends	31,747	1,891
Foreign taxes withheld	(175)	0

Total Investment Income	31,609	1,615,760

EXPENSES:
Investment advisory fee	31,583	205,704
Interest on short sales	—	305,858
Administrative fee	6,111	13,811
Custodian fee	8,953	7,284
Legal and audit fee	5,890	10,254
Transfer agent fee	1,281	4,770
Trustees’ fees and expenses	362	3,646
Registration/filing fees	1,629	15,473
Reports to shareholder and printing fees	3,378	4,819
Distribution and service fees
Investor Class	2,066	50,494
Institutional Class	—	44
Class A	8,968	—
Chief compliance officer fee	100	1,090
Other	1,428	3,183

Total expenses before waiver	71,749	626,430
Less fees waived/reimbursed by investment advisor (Note 3)	(19,966)	(63,810)

Total net expenses	51,783	562,620

NET INVESTMENT INCOME/(LOSS):	(20,174)	1,053,140

Net realized gain/(loss) on investments	(138,700)	316,462
Net realized gain on securities sold short	—	258,957
Net change in unrealized appreciation on investments and securities sold short	794,976	3,200,164

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT	656,276	3,775,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$636,102	$4,828,723

June 30, 2009	62	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	FORWARD INTERNATIONAL FIXED INCOME FUND	FORWARD REAL ESTATE FUND
INVESTMENT INCOME:
Interest	$700,120	$14,129
Dividends	0	576,649
Foreign taxes withheld	(2,299)	0

Total Investment Income	697,821	590,778

EXPENSES:
Investment advisory fee	82,375	80,326
Administrative fee	13,365	10,044
Custodian fee	135	2,323
Legal and audit fee	3,808	8,422
Transfer agent fee	2,984	12,239
Trustees’ fees and expenses	176	3,699
Registration/filing fees	6,423	12,851
Reports to shareholder and printing fees	88	8,501
Distribution and service fees
Investor Class	4,323	27,061
Class A	583	741
Class C	5,885	843
Chief compliance officer fee	367	1,914
ReFlow fees (Note 2)	1,776	0
Other	327	3,619

Total expenses before waiver	122,615	172,583
Less fees waived/reimbursed by investment advisor (Note 3)	(356)	(6,386)

Total net expenses	122,259	166,197

NET INVESTMENT INCOME:	575,562	424,581

Net realized loss on investments	(370,951)	(5,909,517)
Net realized gain on futures contracts	28,384	—
Net realized loss on foreign currency transactions	(546,362)	—
Net realized loss on option contracts	(2,719)	—
Net change in unrealized appreciation on investments	2,094,322	1,667,686
Net change in unrealized depreciation on futures contracts	(38,134)	—
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	68,258	—

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTION CONTRACTS AND FOREIGN CURRENCY	1,232,798	(4,241,831)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,808,360	$(3,817,250)

See Notes to Financial Statements	63	June 30, 2009

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008(b)
OPERATIONS:
Net investment income	$718,994	$1,733,991
Net realized loss on investments	(5,279,130)	(40,161,514)
Net realized loss on foreign currency	(2,775,840)	(6,900,594)
Net realized loss on option contracts	(148,461)	(687,069)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	40,392,101	(43,681,998)

Net increase/(decrease) in net assets resulting from operations	32,907,664	(89,697,184)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(497,109)
Institutional Class	—	(1,691,028)
Class A	—	(51,135)

Total distributions	—	(2,239,272)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	5,173,265	48,077,312
Issued to shareholders in reinvestment of distributions	—	423,654
Cost of shares redeemed	(4,665,086)	(38,542,475)

Net increase from share transactions	508,179	9,958,491

Institutional Class
Proceeds from sale of shares	93,757,328	101,074,043
Issued to shareholders in reinvestment of distributions	—	1,629,348
Cost of shares redeemed	(9,486,734)	(45,320,845)

Net increase from share transactions	84,270,594	57,382,546

Class A
Proceeds from sale of shares	—	3,392,282
Issued to shareholders in reinvestment of distributions	—	23
Cost of shares redeemed	(1,963,380)	—

Net increase/(decrease) from share transactions	(1,963,380)	3,392,305

Net increase/(decrease) in net assets	$115,723,057	$(21,203,114)

NET ASSETS:
Beginning of period	65,633,547	86,836,661

End of period (including accumulated net investment income of $1,826,852 and $1,107,858, respectively)	$181,356,604	$65,633,547

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	367,845	2,398,469
Distributions reinvested	—	37,098
Redeemed	(353,698)	(2,125,624)

Net increase in shares outstanding	14,147	309,943

Institutional Class
Sold	6,657,438	4,471,096
Distributions reinvested	—	141,314
Redeemed	(746,381)	(2,776,018)

Net increase in shares outstanding	5,911,057	1,836,392

Class A
Sold	—	124,385
Distributions reinvested	—	2
Redeemed	(124,387)	—

Net increase/(decrease) in shares outstanding	(124,387)	124,387

(a) The Forward Emerging Markets Fund closed Class A shares on June 16, 2009.

(b) The Forward Emerging Markets Fund began offering Class A shares on May 1, 2008.

June 30, 2009	64	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$421,058	$1,537,840
Net realized loss on investments	(7,329,758)	(29,366,734)
Net realized gain/(loss) on foreign currency	(405,952)	943,460
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	8,739,279	(14,946,565)

Net increase/(decrease) in net assets resulting from operations	1,424,627	(41,831,999)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(170,234)
Institutional Class	—	(229,473)
From net realized gains on investments
Investor Class	—	(623,338)
Institutional Class	—	(427,661)

Total distributions	—	(1,450,706)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	2,009,184	20,515,985
Issued to shareholders in reinvestment of distributions	—	731,698
Cost of shares redeemed	(8,506,602)	(41,486,858)

Net decrease from share transactions	(6,497,418)	(20,239,175)

Institutional Class
Proceeds from sale of shares	1,602,066	13,946,653
Issued to shareholders in reinvestment of distributions	—	446,724
Cost of shares redeemed	(6,991,446)	(8,145,275)

Net increase/(decrease) from share transactions	(5,389,380)	6,248,102

Net decrease in net assets	$(10,462,171)	$(57,273,778)

NET ASSETS:
Beginning of period	25,530,406	82,804,184

End of period (including accumulated net investment income of $1,582,837 and $1,161,779, respectively)	$15,068,235	$25,530,406

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	228,796	1,444,798
Distributions reinvested	—	90,754
Redeemed	(954,714)	(3,165,583)

Net decrease in shares outstanding	(725,918)	(1,630,031)

Institutional Class
Sold	195,199	947,387
Distributions reinvested	—	53,002
Redeemed	(807,007)	(677,743)

Net increase/(decrease) in shares outstanding	(611,808)	322,646

See Notes to Financial Statements	65	June 30, 2009

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$4,404,360	$7,848,444
Net realized loss on investments	(67,901,791)	(247,501,529)
Net realized gain/(loss) on foreign currency	(9,345,012)	31,692,032
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	114,231,747	(202,937,591)

Net increase/(decrease) in net assets resulting from operations	41,389,304	(410,898,644)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(1,417,012)
Institutional Class	—	(6,145,182)
Class A	—	(26,235)

Total distributions	—	(7,588,429)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	15,892,411	70,851,866
Issued to shareholders in reinvestment of distributions	—	1,366,845
Cost of shares redeemed	(25,138,912)	(129,678,822)

Net decrease from share transactions	(9,246,501)	(57,460,111)

Institutional Class
Proceeds from sale of shares	68,240,338	281,962,191
Issued to shareholders in reinvestment of distributions	—	5,136,577
Cost of shares redeemed	(55,658,177)	(275,322,661)

Net increase from share transactions	12,582,161	11,776,107

Class A
Proceeds from sale of shares	132,800	957,045
Issued to shareholders in reinvestment of distributions	—	14,106
Cost of shares redeemed	(1,202,104)	(2,462,159)

Net decrease from share transactions	(1,069,304)	(1,491,008)

Net increase/(decrease) in net assets	$43,655,660	$(465,662,085)

NET ASSETS:
Beginning of period	440,637,053	906,299,138

End of period (including accumulated net investment income/(loss) of $4,301,887 and $(102,473), respectively)	$484,292,713	$440,637,053

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,726,360	5,249,108
Distributions reinvested	—	142,380
Redeemed	(2,786,764)	(9,181,238)

Net decrease in shares outstanding	(1,060,404)	(3,789,750)

Institutional Class
Sold	7,557,917	20,319,993
Distributions reinvested	—	534,464
Redeemed	(6,093,336)	(20,776,202)

Net increase in shares outstanding	1,464,581	78,255

Class A
Sold	14,728	68,901
Distributions reinvested	—	1,469
Redeemed	(127,001)	(171,280)

Net decrease in shares outstanding	(112,273)	(100,910)

June 30, 2009	66	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LARGE CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$45,459	$102,939
Net realized loss on investments	(2,100,855)	(2,309,011)
Net change in unrealized appreciation/(depreciation) on investments	2,324,378	(4,868,740)

Net increase/(decrease) in net assets resulting from operations	268,982	(7,074,812)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(55,347)
Class A	—	(43,420)

Total distributions	—	(98,767)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	1,136,796	1,624,583
Issued to shareholders in reinvestment of distributions	—	54,922
Cost of shares redeemed	(4,366,182)	(693,584)

Net increase/(decrease) from share transactions	(3,229,386)	985,921

Class A
Proceeds from sale of shares	148,441	1,048,433
Issued to shareholders in reinvestment of distributions	—	3,391
Cost of shares redeemed	(127,685)	(720,069)

Net increase from share transactions	20,756	331,755

Net decrease in net assets	$(2,939,648)	$(5,855,903)

NET ASSETS:
Beginning of period	13,118,208	18,974,111

End of period (including accumulated net investment income of $50,187 and $4,728, respectively)	$10,178,560	$13,118,208

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	159,264	166,648
Distributions reinvested	—	7,483
Redeemed	(592,974)	(73,603)

Net increase/(decrease) in shares outstanding	(433,710)	100,528

Class A
Sold	20,022	100,627
Distributions reinvested	—	461
Redeemed	(17,978)	(68,513)

Net increase in shares outstanding	2,044	32,575

See Notes to Financial Statements	67	June 30, 2009

Statement of Changes in Net Assets

	FORWARD BANKING AND FINANCE FUND
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$95,207	$120,504
Net realized loss on investments	(12,034,465)	(2,632,584)
Net change in unrealized appreciation/(depreciation) on investments	661,716	(19,830,148)

Net decrease in net assets resulting from operations	(11,277,542)	(22,342,228)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	—	(65,001)

Total distributions	—	(65,001)

SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares	6,386,767	22,315,439
Issued to shareholders in reinvestment of distributions	—	59,837
Cost of shares redeemed	(11,628,213)	(24,266,433)

Net decrease from share transactions	(5,241,446)	(1,891,157)

Class C
Proceeds from sale of shares	1,087,021	2,349,015
Cost of shares redeemed	(3,002,521)	(12,106,499)

Net decrease from share transactions	(1,915,500)	(9,757,484)

Net decrease in net assets	$(18,434,488)	$(34,055,870)

NET ASSETS:
Beginning of period	71,945,294	106,001,164

End of period (including accumulated net investment income of $150,710 and $55,503, respectively)	$53,510,806	$71,945,294

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	498,971	1,278,789
Distributions reinvested	—	3,973
Redeemed	(916,925)	(1,426,050)

Net decrease in shares outstanding	(417,954)	(143,288)

Class C
Sold	89,565	139,929
Redeemed	(246,352)	(750,885)

Net decrease in shares outstanding	(156,787)	(610,956)

June 30, 2009	68	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008(a)
OPERATIONS:
Net investment loss	$(385,853)	$(1,376,533)
Net realized loss on investments	(15,905,426)	(21,273,185)
Net change in unrealized appreciation/(depreciation) on investments	21,992,084	(40,127,748)

Net increase/(decrease) in net assets resulting from operations	5,700,805	(62,777,466)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Institutional Class	—	(4,349)
Class A	—	(475,676)
Class C	—	(13,986)

Total distributions	—	(494,011)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	37,288,713	1,019,714
Cost of shares redeemed	(3,287,004)	43

Net increase from share transactions	34,001,709	1,019,757

Class A
Proceeds from sale of shares	2,708,537	24,360,528
Issued to shareholders in reinvestment of distributions	—	273,241
Cost of shares redeemed	(39,460,047)	(45,006,109)

Net decrease from share transactions	(36,751,510)	(20,372,340)

Class C
Proceeds from sale of shares	7,758	95,603
Issued to shareholders in reinvestment of distributions	—	12,168
Cost of shares redeemed	(483,635)	(3,889,282)

Net decrease from share transactions	(475,877)	(3,781,511)

Net increase/(decrease) in net assets	$2,475,127	$(86,405,571)

NET ASSETS:
Beginning of period	96,206,265	182,611,836

End of period (including accumulated net investment income/(loss) of $(385,853) and $0, respectively)	$98,681,392	$96,206,265

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	4,600,039	113,387
Redeemed	(442,976)	6

Net increase in shares outstanding	4,157,063	113,393

Class A
Sold	359,081	2,342,162
Distributions reinvested	—	36,287
Redeemed	(4,931,905)	(4,447,058)

Net decrease in shares outstanding	(4,572,824)	(2,068,609)

Class C
Sold	1,030	9,682
Distributions reinvested	—	1,724
Redeemed	(68,360)	(375,915)

Net decrease in shares outstanding	(67,330)	(364,509)

(a) The Forward Growth Fund began offering Institutional Class shares on October 21, 2008.

See Notes to Financial Statements	69	June 30, 2009

Statement of Changes in Net Assets

	FORWARD LEGATO FUND
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008(a)
OPERATIONS:
Net investment loss	$(20,174)	$(26,195)
Net realized loss on investments	(138,700)	(201,390)
Net change in unrealized appreciation/(depreciation) on investments	794,976	(1,993,588)

Net increase/(decrease) in net assets resulting from operations	636,102	(2,221,173)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(27,604)
Institutional Class	—	(65,521)
Class A	—	(56,875)

Total distributions	—	(150,000)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	489,545	1,014,731
Issued to shareholders in reinvestment of distributions	—	94
Cost of shares redeemed	—	(5,587)

Net increase from share transactions	489,545	1,009,238

Institutional Class
Proceeds from sale of shares	—	3,006,694
Cost of shares redeemed	—	(250)

Net increase from share transactions	—	3,006,444

Class A
Proceeds from sale of shares	1,628,147	347,120
Issued to shareholders in reinvestment of distributions	—	2,396
Cost of shares redeemed	(143,381)	(4,046,811)

Net increase/(decrease) from share transactions	1,484,766	(3,697,295)

Net increase/(decrease) in net assets	$2,610,413	$(2,052,786)

NET ASSETS:
Beginning of period	5,241,327	7,294,113

End of period (including accumulated net investment income/(loss) of $(20,174) and $0, respectively)	$7,851,740	$5,241,327

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	63,983	113,951
Distributions reinvested	—	13
Redeemed	—	(680)

Net increase in shares outstanding	63,983	113,284

Institutional Class
Sold	—	267,008
Redeemed	—	(31)

Net increase in shares outstanding	—	266,977

Class A
Sold	220,494	44,644
Distributions reinvested	—	320
Redeemed	(18,324)	(382,481)

Net increase/(decrease) in shares outstanding	202,170	(337,517)

(a) The Forward Legato Fund began offering Institutional Class shares on May 1, 2008 and began offering Investor Class shares on October 21, 2008.

June 30, 2009	70	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND
	SIX MONTHS ENDED JUNE 30, 2009(b) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008(a)
OPERATIONS:
Net investment income	$1,053,140	$1,102,404
Net realized gain/(loss) on investments	316,462	(2,652,881)
Net realized gain on securities sold short	258,957	270,154
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	3,200,164	(2,100,571)

Net increase/(decrease) in net assets resulting from operations	4,828,723	(3,380,894)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(874,107)	(554,885)
Institutional Class	(61,818)	(82,856)
Class A	—	(624,827)
Class C	(47,970)	—

Total distributions	(983,895)	(1,262,568)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	26,780,648	14,478,375
Issued to shareholders in reinvestment of distributions	731,542	91,203
Cost of shares redeemed	(14,160,142)	(62,953)

Net increase from share transactions	13,352,048	14,506,625

Institutional Class
Proceeds from sale of shares	1,476,863	1,035,566
Issued to shareholders in reinvestment of distributions	31,336	—
Cost of shares redeemed	(370)	—

Net increase from share transactions	1,507,829	1,035,566

Class A
Proceeds from sale of shares	—	4,633,524
Issued to shareholders in reinvestment of distributions	—	171,011
Cost of shares redeemed	—	(15,918,350)

Net decrease from share transactions	—	(11,113,815)

Class C
Proceeds from sale of shares	3,000,000	—

Net increase from share transactions	3,000,000	—

Net increase/(decrease) in net assets	$21,704,705	$(215,086)

NET ASSETS:
Beginning of period	13,660,100	13,875,186

End of period (including accumulated net investment income of $69,245 and $0, respectively)	$35,364,805	$13,660,100

Other Information:
Investor Class
Sold	4,018,631	2,199,076
Distributions reinvested	109,451	15,698
Redeemed	(1,998,155)	(10,384)

Net increase in shares outstanding	2,129,927	2,204,390

Institutional Class
Sold	214,368	136,601
Distributions reinvested	4,646	—
Redeemed	(60)	—

Net increase in shares outstanding	218,954	136,601

Class A
Sold	—	640,628
Distributions reinvested	—	24,651
Redeemed	—	(2,396,216)

Net decrease in shares outstanding	—	(1,730,937)

Class C
Sold	413,223	—

Net increase in shares outstanding	413,223	—

(a) The Forward Long/Short Credit Analysis Fund began offering Investor Class and Institutional Class shares on May 1, 2008. The Forward Long/Short Credit Analysis Fund closed and liquidated Class A shares effective November 21, 2008.

(b) The Forward Long/Short Credit Analysis Fund began offering Class C shares on June 3, 2009.

See Notes to Financial Statements	71	June 30, 2009

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL FIXED INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$575,562	$1,070,384
Net realized loss on investments	(370,951)	(658,858)
Net realized gain on futures contracts	28,384	142,155
Net realized loss on foreign currency	(546,362)	(69,841)
Net realized loss on option contracts	(2,719)	—
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency	2,124,446	(1,741,231)

Net increase/(decrease) in net assets resulting from operations	1,808,360	(1,257,391)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(127,383)	(205,396)
Institutional Class	(314,829)	(606,688)
Class A	(46,389)	(173,944)
Class C	(94,032)	(145,867)

Total distributions	(582,633)	(1,131,895)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,571,086	1,497,538
Issued to shareholders in reinvestment of distributions	27,879	31,261
Cost of shares redeemed	(1,381,190)	(285,167)

Net increase from share transactions	217,775	1,243,632

Institutional Class
Proceeds from sale of shares	896	1,629
Issued to shareholders in reinvestment of distributions	220,334	427,603
Cost of shares redeemed	(4,180)	—

Net increase from share transactions	217,050	429,232

Class A
Proceeds from sale of shares	1,203	102,954
Issued to shareholders in reinvestment of distributions	1,177	1,733
Cost of shares redeemed	(4,019,239)	—

Net increase/(decrease) from share transactions	(4,016,859)	104,687

Net decrease in net assets	$(2,356,307)	$(611,735)

NET ASSETS:
Beginning of period	25,000,619	25,612,354

End of period (including accumulated net investment loss of $(132,444) and $(125,373), respectively)	$22,644,312	$25,000,619

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	166,775	149,769
Distributions reinvested	2,986	3,204
Redeemed	(145,643)	(29,365)

Net increase in shares outstanding	24,118	123,608

Institutional Class
Sold	100	163
Distributions reinvested	23,752	42,789
Redeemed	(483)	—

Net increase in shares outstanding	23,369	42,952

Class A
Sold	134	10,540
Distributions reinvested	134	180
Redeemed	(425,988)	—

Net increase/(decrease) in shares outstanding	(425,720)	10,720

(a) The Forward International Fixed Income Fund closed and liquidated Class A shares effective June 9, 2009.

June 30, 2009	72	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2009(b) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008(a)
OPERATIONS:
Net investment income	$424,581	$565,439
Net realized loss on investments	(5,909,517)	(420,559)
Net change in unrealized appreciation/(depreciation) on investments	1,667,686	(14,474,695)

Net decrease in net assets resulting from operations	(3,817,250)	(14,329,815)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class
From net investment income
Investor Class	(125,278)	(459,629)
Institutional Class	(33,871)	(174,696)
Class A	(23,301)	—
Class C	(6,072)	—
From net realized gains on investments
Investor Class	—	(231,392)
Institutional Class	—	(41,731)
From return of capital
Investor Class	—	(36,406)
Institutional Class	—	(13,838)

Total distributions	(188,522)	(957,692)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	2,358,431	11,475,602
Issued to shareholders in reinvestment of distributions	123,596	551,574
Cost of shares redeemed	(3,952,759)	(19,940,706)

Net decrease from share transactions	(1,470,732)	(7,913,530)

Institutional Class
Proceeds from sale of shares	5,756	7,012,311
Issued to shareholders in reinvestment of distributions	33,831	37,976
Cost of shares redeemed	(3,211,999)	—
Acquisition (Note 11)	798,443	—

Net increase/(decrease) from share transactions	(2,373,969)	7,050,287

Class A
Proceeds from sale of shares	178,198	—
Issued to shareholders in reinvestment of distributions	18,675	—
Cost of shares redeemed	(131,366)	—
Acquisition (Note 11)	8,841,951	—

Net increase from share transactions	8,907,458	—

Class C
Proceeds from sale of shares	383	—
Issued to shareholders in reinvestment of distributions	5,192	—
Cost of shares redeemed	(23,640)	—
Acquisition (Note 11)	2,543,047	—

Net increase from share transactions	2,524,982	—

Net increase/(decrease) in net assets	$3,581,967	$(16,150,750)

See Notes to Financial Statements	73	June 30, 2009

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2009(b) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008(a)
NET ASSETS:
Beginning of period	$22,811,724	$38,962,474

End of period (including accumulated net investment income of $309,518 and $73,459, respectively)	$26,393,691	$22,811,724

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	348,155	1,054,141
Distributions reinvested	19,347	57,901
Redeemed	(571,487)	(1,551,197)

Net decrease in shares outstanding	(203,985)	(439,155)

Institutional Class
Sold	878	455,763
Distributions reinvested	5,436	4,845
Redeemed	(466,846)	—
Acquisition (Note 11)	109,891	—

Net increase/(decrease) in shares outstanding	(350,641)	460,608

Class A
Sold	24,880	—
Distributions reinvested	2,653	—
Redeemed	(18,960)	—
Acquisition (Note 11)	1,182,743	—

Net increase in shares outstanding	1,191,316	—

Class C
Sold	54	—
Distributions reinvested	738	—
Redeemed	(3,366)	—
Acquisition (Note 11)	340,171	—

Net increase in shares outstanding	337,597	—

(a) The Forward Progressive Real Estate Fund began offering Institutional Class shares on May 1, 2008.

(b) The Forward Real Estate Fund began offering Class A and Class C shares on June 12, 2009.

June 30, 2009	74	See Notes to Financial Statements

Statement of Cash Flows

For the Six Months Ended June 30, 2009 (Unaudited)

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase resulting from operations	$4,828,723
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Purchases of investment securities	(90,954,475)
Proceeds from sale of investment securities	52,437,751
Proceeds from securities sold short transactions	21,091,476
Purchases to cover from securities sold short	(4,330,435)
Net proceeds from short-term investment securities	(1,326,948)
Discount and premiums amortized	(182,464)
Net realized gain on investment securities	(316,462)
Net realized gain on securities sold short	(258,957)
Net change in unrealized appreciation on investments and securities sold short	(3,200,164)
Changes in assets and liabilities:
Decrease in deposit with broker for securities sold short	454,919
Increase in receivable for fund shares sold	(35,758)
Decrease in receivable on investments sold	290,430
Increase in interest receivable	(518,620)
Increase in other assets	(4,019)
Increase in payable with broker for securities sold short	6,405,060
Increase in payable for interest on short sales	104,571
Increase in payable for shares redeemed	7,308
Decrease in payable for investments purchased	(1,388,942)
Increase in payable for advisor	28,865
Increase in payable for distribution and service fees	11,166
Increase in payable to trustees	2,550
Decrease in payable for chief compliance officer fee	(358)
Decrease in accrued expenses and other liabilities	(21,199)

Net cash used by operating activities	(16,875,982)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	31,257,511
Cost of shares redeemed	(14,160,512)
Cash distributions paid	(221,017)

Net cash provided by financing activities	16,875,982

NET CHANGE IN CASH FOR THE PERIOD	—

CASH, BEGINNING OF PERIOD	—

CASH, END OF PERIOD	$—

Non-cash financing activities not included herein consist of reinvestment of distributions of $762,878.

See Notes to Financial Statements	75	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.28		$28.51		$23.08	$18.83		$14.21	$11.86
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.05		0.38		0.04	0.05		0.27	0.21
Net realized and unrealized gain/(loss) on investments	3.82		(16.20)		8.98	5.58		4.61	2.35

Total from Investment Operations	3.87		(15.82)		9.02	5.63		4.88	2.56

LESS DISTRIBUTIONS:
From investment income	—		—		(0.05)	(0.06)		(0.26)	(0.22)
From capital gains	—		(0.41)		(3.55)	(1.34)		—	—

Total Distributions	—		(0.41)		(3.60)	(1.40)		(0.26)	(0.22)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.01	0.02		0.00 (c)	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.87		(16.23)		5.43	4.25		4.62	2.35

NET ASSET VALUE, END OF PERIOD	$16.15		$12.28		$28.51	$23.08		$18.83	$14.21

TOTAL RETURN	31.51	%(h)	(55.38)%		38.63%	30.36%		34.36%	22.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$19,402		$14,576		$25,008	$13,336		$8,833	$969
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.86	%(i)	1.67%		0.17%	0.26%		2.57%	(0.32)%
Operating expenses including reimbursement/waiver	1.76	%(g)(i)	1.72	%(f)	1.69%	1.81	%(e)	1.95%	1.98	%(d)
Operating expenses excluding reimbursement/waiver	2.24	%(i)	2.10%		2.09%	2.26%		3.04%	3.29	%(d)
PORTFOLIO TURNOVER RATE	78	%(h)	214%		121%	102%		62%	45%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund. In addition, for the periods presented prior to December 31, 2004, the Investor Class of shares was known as the Retail Class.

(c) Amount represents less than $0.01 per share.

(d) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.95% and 3.25%, respectively.

(e) Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.

(f) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.

(g) Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

(h) Not Annualized.

(i) Annualized.

June 30, 2009	76	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.40		$28.66	$23.18	$18.88		$14.23	$11.88
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10	(h)	0.34	0.12	0.12		0.33	0.23
Net realized and unrealized gain/(loss) on investments	3.85		(16.19)	9.03	5.62		4.62	2.36

Total from Investment Operations	3.95		(15.85)	9.15	5.74		4.95	2.59

LESS DISTRIBUTIONS:
From investment income	—		—	(0.13)	(0.12)		(0.30)	(0.25)
From capital gains	—		(0.41)	(3.55)	(1.34)		—	—

Total Distributions	—		(0.41)	(3.68)	(1.46)		(0.30)	(0.25)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01	0.02		0.00 (c)	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.95		(16.26)	5.48	4.30		4.65	2.35

NET ASSET VALUE, END OF PERIOD	$16.35		$12.40	$28.66	$23.18		$18.88	$14.23

TOTAL RETURN	31.85	%(f)	(55.19)%	39.00%	30.84%		34.79%	22.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$161,955		$49,529	$61,829	$42,283		$28,765	$18,854
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.54	%(g)	1.76%	0.51%	0.68%		2.34%	0.63%
Operating expenses including reimbursement/waiver	1.39	%(g)	1.39%	1.39%	1.47	%(e)	1.70%	1.70	%(d)
Operating expenses excluding reimbursement/waiver	1.78	%(g)	1.77%	1.79%	1.86%		2.84%	2.38	%(d)
PORTFOLIO TURNOVER RATE	78	%(f)	214%	121%	102%		62%	45%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund.

(c) Amount represents less than $0.01 per share.

(d) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.70% and 2.37%, respectively.

(e) Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

(f) Not Annualized.

(g) Annualized.

(h) Per share numbers have been calculated using the average share method.

See Notes to Financial Statements	77	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005(a)	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.63		$19.40		$18.23		$15.01		$12.78	$11.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.19	(i)	0.66		0.14		0.09		0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	0.46		(11.00)		2.32		4.99		2.19	1.49

Total from Investment Operations	0.65		(10.34)		2.46		5.08		2.24	1.47

LESS DISTRIBUTIONS:
From investment income	—		(0.12)		(0.13)		(0.12)		(0.01)	—
From capital gains	—		(0.31)		(1.18)		(1.74)		—	—

Total Distributions	—		(0.43)		(1.31)		(1.86)		(0.01)	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.02		0.00	(b)	0.00 (b)	0.00	(b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.65		(10.77)		1.17		3.22		2.23	1.47

NET ASSET VALUE, END OF PERIOD	$9.28		$8.63		$19.40		$18.23		$15.01	$12.78

TOTAL RETURN	7.53	%(g)	(53.22)%		13.39%		34.40%		17.50%	13.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,704		$12,494		$59,726		$33,823		$24,880	$24,204
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	3.65	%(h)	2.32%		0.90%		0.53%		0.37%	(0.20)%
Operating expenses including reimbursement/waiver	1.34	%(h)	1.30	%(f)	1.25	%(e)	1.42	%(d)	1.69%	1.71	%(c)
Operating expenses excluding reimbursement/waiver	1.69	%(h)	1.70%		1.48%		1.80%		2.28%	2.09%
PORTFOLIO TURNOVER RATE	42	%(g)	94%		63%		94%		138%	50%

(a) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective January 26, 2004, the net expense limitation changed from 1.99% to 1.69%.

(d) Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.

(e) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(f) Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

(g) Not Annualized.

(h) Annualized.

(i) Per share numbers have been calculated using the average share method.

June 30, 2009	78	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.62		$19.41	$19.99
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.18	(e)	0.43	0.09
Net realized and unrealized gain/(loss) on investments	0.50		(10.76)	0.66

Total from Investment Operations	0.68		(10.33)	0.75

LESS DISTRIBUTIONS:
From investment income	—		(0.15)	(0.16)
From capital gains	—		(0.31)	(1.18)

Total Distributions	—		(0.46)	(1.34)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.68		(10.79)	(0.58)

NET ASSET VALUE, END OF PERIOD	$9.30		$8.62	$19.41

TOTAL RETURN	7.89	%(b)	(53.12)%	3.59	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$8,364		$13,036	$23,078
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.99	%(c)	2.82%	0.95	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)	0.99%	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.40	%(c)	1.42%	1.23	%(c)
PORTFOLIO TURNOVER RATE	42	%(b)	94%	63	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

(e) Per share numbers have been calculated using the average share method.

See Notes to Financial Statements	79	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51		$18.04		$18.96		$15.11		$12.87	$10.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.09		0.15		0.11		0.08		0.11 (a)	0.05	(a)
Net realized and unrealized gain/(loss) on investments	0.77		(8.56)		0.64		4.34		3.23	2.59

Total from Investment Operations	0.86		(8.41)		0.75		4.42		3.34	2.64

LESS DISTRIBUTIONS:
From investment income	—		(0.12)		(0.08)		(0.04)		(0.08)	(0.03)
From capital gains	—		—		(1.60)		(0.54)		(1.02)	(0.14)

Total Distributions	—		(0.12)		(1.68)		(0.58)		(1.10)	(0.17)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.01		0.01		0.00 (b)	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.86		(8.53)		(0.92)		3.85		2.24	2.48

NET ASSET VALUE, END OF PERIOD	$10.37		$9.51		$18.04		$18.96		$15.11	$12.87

TOTAL RETURN	9.04	%(g)	(46.60)%		3.82%		29.51%		26.57%	25.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$107,516		$108,661		$274,585		$251,488		$64,346	$9,819
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/ repayment of previously waived fees	1.75	%(h)	0.91%		0.54%		0.51%		0.82%	0.47%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.54	%(h)	1.58	%(f)	1.60	%(e)	1.56	%(d)	1.45%	1.46	%(c)
Operating expenses excluding reimbursement/waiver	n/a		1.61%		1.62%		1.66%		1.84%	2.26	%(c)
PORTFOLIO TURNOVER RATE	61	%(g)	95%		79%		75%		91%	175%

(a) Per share numbers have been calculated using the average share method.

(b) Amount represents less than $0.01 per share.

(c) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for would have been 1.45% and 2.25%, respectively.

(d) Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.

(e) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(f) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(g) Not Annualized.

(h) Annualized.

June 30, 2009	80	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$18.10		$19.02		$15.15		$12.89	$10.40
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10		0.18		0.14		0.09		0.16 (a)	0.08	(a)
Net realized and unrealized gain/(loss) on investments	0.78		(8.58)		0.68		4.39		3.23	2.61

Total from Investment Operations	0.88		(8.40)		0.82		4.48		3.39	2.69

LESS DISTRIBUTIONS:
From investment income	—		(0.18)		(0.15)		(0.08)		(0.11)	(0.07)
From capital gains	—		—		(1.60)		(0.54)		(1.02)	(0.14)

Total Distributions	—		(0.18)		(1.75)		(0.62)		(1.13)	(0.21)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.01		0.01		0.00 (b)	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.88		(8.58)		(0.92)		3.87		2.26	2.49

NET ASSET VALUE, END OF PERIOD	$10.40		$9.52		$18.10		$19.02		$15.15	$12.89

TOTAL RETURN	9.24	%(g)	(46.42)%		4.18%		29.91%		26.81%	25.99%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$375,750		$329,966		$626,083		$389,983		$144,302	$49,068
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/ repayment of previously waived fees	2.19	%(h)	1.26%		0.84%		0.77%		1.12%	0.75%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.19	%(h)	1.23	%(f)	1.25	%(e)	1.25	%(d)	1.20%	1.21	%(c)
Operating expenses excluding reimbursement/waiver	n/a		1.26%		1.28%		1.28%		1.46%	2.12	%(c)
PORTFOLIO TURNOVER RATE	61	%(g)	95%		79%		75%		91%	175%

(a) Per share numbers have been calculated using the average share method.

(b) Amount represents less than $0.01 per share.

(c) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.20% and 2.11%, respectively.

(d) Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.

(e) Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.

(f) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	81	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51		$18.04		$18.95		$15.06		$13.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.23		0.18		0.03		0.18		0.13	(b)
Net realized and unrealized gain/(loss) on investments	0.63		(8.59)		0.76		4.23		2.90

Total from Investment Operations	0.86		(8.41)		0.79		4.41		3.03

LESS DISTRIBUTIONS:
From investment income	—		(0.12)		(0.11)		(0.01)		(0.08)
From capital gains	—		—		(1.60)		(0.54)		(1.02)

Total Distributions	—		(0.12)		(1.71)		(0.55)		(1.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.01		0.03		0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.86		(8.53)		(0.91)		3.89		1.93

NET ASSET VALUE, END OF PERIOD	$10.37		$9.51		$18.04		$18.95		$15.06

TOTAL RETURN(d)	9.04	%(e)	(46.64)%		4.03%		29.55%		23.78	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,027		$2,010		$5,632		$3,416		$5,065
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/ repayment of previously waived fees	1.59	%(f)	0.91%		0.52%		0.71%		0.51	%(f)
Operating expenses including reimbursement/waiver/ repayment of previously waived fees	1.63	%(f)	1.61	%(j)	1.52	%(i)	1.47	%(g)	1.78	%(f)
Operating expenses excluding reimbursement/waiver	n/a		1.63%		1.53%		1.48%		1.82	%(f)
PORTFOLIO TURNOVER RATE	61	%(e)	95%		79%		75%		91	%(h)

(a) The Fund began offering Class A shares on May 2, 2005.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

(i) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(j) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

June 30, 2009	82	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.44		$11.66	$10.53
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10		0.08	0.09
Net realized and unrealized gain/(loss) on investments	0.12		(4.22)	1.12

Total from Investment Operations	0.22		(4.14)	1.21

LESS DISTRIBUTIONS:
From investment income	—		(0.08)	(0.09)

Total Distributions	—		(0.08)	(0.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.22		(4.22)	1.13

NET ASSET VALUE, END OF PERIOD	$7.66		$7.44	$11.66

TOTAL RETURN	2.96	%(b)	(35.48)%	11.59	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,839		$5,016	$6,683
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.16	%(c)	0.91%	0.95	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)	0.99%	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.80	%(c)	1.29%	1.52	%(c)
PORTFOLIO TURNOVER RATE	59	%(b)	89%	75	%(b)(d)

(a) The Fund began offering Institutional Class shares on January 31, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements	83	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.45		$11.65		$10.40		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.02		0.04		0.06		0.02
Net realized and unrealized gain/(loss) on investments	0.19		(4.20)		1.24		0.40

Total from Investment Operations	0.21		(4.16)		1.30		0.42

LESS DISTRIBUTIONS:
From investment income	—		(0.04)		(0.06)		(0.02)

Total Distributions	—		(0.04)		(0.06)		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		0.01		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.21		(4.20)		1.25		0.40

NET ASSET VALUE, END OF PERIOD	$7.66		$7.45		$11.65		$10.40

TOTAL RETURN(b)	2.82	%(c)	(35.70)%		12.58%		4.24	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$8,339		$8,102		$12,291		$10,425
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.60	%(d)	0.44%		0.52%		1.44	%(d)
Operating expenses including reimbursement/waiver	1.49	%(d)	1.44	%(f)	1.34	%(e)	1.35	%(d)
Operating expenses excluding reimbursement/waiver	2.32	%(d)	1.73%		1.87%		1.84	%(d)
PORTFOLIO TURNOVER RATE	59	%(c)	89%		75%		0	%(c)

(a) The Fund began offering Class A shares on October 31, 2006.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.

(f) Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

June 30, 2009	84	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$15.39		$19.61	$28.81	$27.61	$27.99		$25.74		$19.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.08		0.08	(0.05)	(0.04)	(0.01	)(b)	(0.06	)(b)	(0.03	)(b)
Net realized and unrealized gain/(loss) on investments	(2.43)		(4.28)	(5.86)	2.78	1.49		3.30		6.07

Total from Investment Operations	(2.35)		(4.20)	(5.91)	2.74	1.48		3.24		6.04

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	—	—	—		—		(0.01)
From capital gains	—		—	(3.30)	(1.54)	(1.86)		(0.99)		(0.18)

Total Distributions	—		(0.02)	(3.30)	(1.54)	(1.86)		(0.99)		(0.19)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01	0.00 (c)	—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.35)		(4.22)	(9.20)	1.20	(0.38)		2.25		5.85

NET ASSET VALUE, END OF PERIOD	$13.04		$15.39	$19.61	$28.81	$27.61		$27.99		$25.74

TOTAL RETURN(d)	(15.27	)%(e)	(21.41)%	(20.92)%	9.94%	5.31	%(e)	13.12%		30.53%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$35,601		$48,460	$64,560	$164,164	$184,550		$183,556		$133,136
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.57	%(f)	0.36%	(0.14)%	(0.13)%	(0.10	)%(f)	(0.23)%		(0.13)%
Operating expenses	1.79	%(f)	1.65%	1.69%	1.62%	1.57	%(f)	1.80%		1.74%
PORTFOLIO TURNOVER RATE	26	%(e)	61%	29%	34%	15	%(e)	25%		29%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) Per share amounts calculated based on the average shares outstanding during the period.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements	85	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.52		$18.60	$27.71	$26.73	$27.23		$25.23		$19.62
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.06)		(0.19)	(0.29)	(0.22)	(0.10	)(b)	(0.23	)(b)	(0.18	)(b)
Net realized and unrealized gain/(loss) on investments	(2.20)		(3.89)	(5.53)	2.74	1.46		3.22		5.97

Total from Investment Operations	(2.26)		(4.08)	(5.82)	2.52	1.36		2.99		5.79

LESS DISTRIBUTIONS:
From capital gains	—		—	(3.30)	(1.54)	(1.86)		(0.99)		(0.18)

Total Distributions	—		—	(3.30)	(1.54)	(1.86)		(0.99)		(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01	0.00 (c)	—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.26)		(4.08)	(9.11)	0.98	(0.50)		2.00		5.61

NET ASSET VALUE, END OF PERIOD	$12.26		$14.52	$18.60	$27.71	$26.73		$27.23		$25.23

TOTAL RETURN(d)	(15.56	)%(e)	(21.94)%	(21.43)%	9.44%	5.01	%(e)	12.37%		29.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$17,910		$23,486	$41,441	$111,868	$112,774		$107,804		$88,249
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.10	)%(f)	(0.30)%	(0.79)%	(0.79)%	(0.75	)%(f)	(0.88)%		(0.77)%
Operating expenses	2.44	%(f)	2.30%	2.34%	2.27%	2.22	%(f)	2.45%		2.39%
PORTFOLIO TURNOVER RATE	26	%(e)	61%	29%	34%	15	%(e)	25%		29%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) Per share amounts calculated based on the average shares outstanding during the period.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2009	86	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2008(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.00		$9.03
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.13)		(0.01)
Net realized and unrealized gain/(loss) on investments	0.68		(0.98)

Total from Investment Operations	0.55		(0.99)

LESS DISTRIBUTIONS:
From capital gains	—		(0.04)

Total Distributions	—		(0.04)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.55		(1.03)

NET ASSET VALUE, END OF PERIOD	$8.55		$8.00

TOTAL RETURN	6.88	%(c)	(10.95	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$36,520		$908
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.65	)%(d)	(0.45	)%(d)
Operating expenses including reimbursement/waiver	0.99	%(d)(f)	n/a
Operating expenses excluding reimbursement/waiver	1.06	%(d)	1.08	%(d)
PORTFOLIO TURNOVER RATE	53	%(c)	108	%(e)

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) The Fund began offering Institutional Class shares on October 21, 2008.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(f) Effective January 1, 2009, the Advisor agreed to limit expenses at 0.99%.

See Notes to Financial Statements	87	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$7.99		$12.73	$13.90	$13.57	$12.98		$13.02		$10.21
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.03)		(0.11)	(0.13)	(0.14)	(0.07	)(b)	(0.16	)(b)	(0.17	)(b)
Net realized and unrealized gain/(loss) on investments	0.56		(4.59)	0.44	1.86	1.38		0.43		2.98

Total from Investment Operations	0.53		(4.70)	0.31	1.72	1.31		0.27		2.81

LESS DISTRIBUTIONS:
From capital gains	—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)		0.00

Total Distributions	—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)		0.00

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (c)	0.00 (c)	—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.53		(4.74)	(1.17)	0.33	0.59		(0.04)		2.81

NET ASSET VALUE, END OF PERIOD	$8.52		$7.99	$12.73	$13.90	$13.57		$12.98		$13.02

TOTAL RETURN(d)	6.63	%(e)	(36.91)%	1.97%	12.56%	10.21	%(e)	2.48%		27.52%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$59,905		$92,675	$174,019	$177,429	$158,056		$145,193		$112,354
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.96	)%(f)	(0.95)%	(0.96)%	(1.05)%	(1.08	)%(f)	(1.31)%		(1.34)%
Operating expenses including reimbursement/waiver	1.29	%(f)(g)	n/a	n/a	n/a	n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	1.40	%(f)	1.35%	1.36%	1.40%	1.40	%(f)	1.63%		1.57%
PORTFOLIO TURNOVER RATE	53	%(e)	108%	76%	84%	34	%(e)	73%		62%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 1, 2009, the Advisor agreed to limit expenses at 1.29%.

June 30, 2009	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$7.49		$12.03	$13.30	$13.06	$12.56		$12.70		$10.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.20)		(0.48)	(0.23)	(0.24)	(0.11	)(b)	(0.23	)(b)	(0.25	)(b)
Net realized and unrealized gain/(loss) on investments	0.69		(4.02)	0.44	1.87	1.33		0.40		2.93

Total from Investment Operations	0.49		(4.50)	0.21	1.63	1.22		0.17		2.68

LESS DISTRIBUTIONS:
From capital gains	—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)		—

Total Distributions	—		(0.04)	(1.48)	(1.39)	(0.72)		(0.31)		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (c)	0.00 (c)	—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.49		(4.54)	(1.27)	0.24	0.50		(0.14)		2.68

NET ASSET VALUE, END OF PERIOD	$7.98		$7.49	$12.03	$13.30	$13.06		$12.56		$12.70

TOTAL RETURN(d)	6.54	%(e)	(37.40)%	1.31%	12.36%	9.82	%(e)	1.74%		26.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,256		$2,623	$8,593	$10,617	$11,287		$11,498		$13,311
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.61	)%(f)	(1.65)%	(1.61)%	(1.72)%	(1.73	)%(f)	(1.94)%		(1.99)%
Operating expenses including reimbursement/waiver	1.94	%(f)(g)	n/a	n/a	n/a	n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	2.05	%(f)	2.04%	2.01%	2.07%	2.04	%(f)	2.28%		2.22%
PORTFOLIO TURNOVER RATE	53	%(e)	108%	76%	84%	34	%(e)	73%		62%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 1, 2009, the Advisor agreed to limit expenses at 1.94%.

See Notes to Financial Statements	89	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.00		$8.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.03)		(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	0.55		(0.67)

Total from Investment Operations	0.52		(0.67)

LESS DISTRIBUTIONS:
From capital gains	—		(0.25)

Total Distributions	—		(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(0.92)

NET ASSET VALUE, END OF PERIOD	$8.52		$8.00

TOTAL RETURN	6.50	%(c)	(7.38	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,510		$906
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.70	)%(d)	(0.30	)%(d)
Operating expenses including reimbursement/waiver	1.69	%(d)	1.69	%(d)
Operating expenses excluding reimbursement/waiver	2.31	%(d)	2.56	%(d)
PORTFOLIO TURNOVER RATE	7	%(c)	35	%(e)

(a) The Fund began offering Investor Class shares on October 21, 2008.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2009	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.02		$11.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	(0.01)		0.01
Net realized and unrealized gain/(loss) on investments	0.55		(3.01)

Total from Investment Operations	0.54		(3.00)

LESS DISTRIBUTIONS:
From capital gains	—		(0.25)

Total Distributions	—		(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.54		(3.25)

NET ASSET VALUE, END OF PERIOD	$8.56		$8.02

TOTAL RETURN	6.73	%(b)	(26.52	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,286		$2,142
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	(0.29	)%(c)	0.19	%(c)
Operating expenses including reimbursement/waiver	1.29	%(c)	1.29	%(c)
Operating expenses excluding reimbursement/waiver	1.93	%(c)	1.81	%(c)
PORTFOLIO TURNOVER RATE	7	%(b)	35	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

See Notes to Financial Statements	91	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.99		$11.92		$12.19		$11.30		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.00	)(h)	(0.11)		(0.10)		(0.12)		(0.10)
Net realized and unrealized gain/(loss) on investments	0.52		(3.57)		1.13		1.21		1.43

Total from Investment Operations	0.52		(3.68)		1.03		1.09		1.33

LESS DISTRIBUTIONS:
From capital gains	—		(0.25)		(1.30)		(0.20)		(0.03)

Total Distributions	—		(0.25)		(1.30)		(0.20)		(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(3.93)		(0.27)		0.89		1.30

NET ASSET VALUE, END OF PERIOD	$8.51		$7.99		$11.92		$12.19		$11.30

TOTAL RETURN(b)	6.51	%(c)	(30.78)%		8.30%		9.69%		13.34	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,056		$2,194		$7,294		$8,991		$6,876
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.83	)%(d)	(0.66)%		(0.73)%		(1.03)%		(1.25	)%(d)
Operating expenses including reimbursement/waiver	1.84	%(d)	1.77	%(g)	1.69	%(f)	1.78	%(e)	1.89	%(d)
Operating expenses excluding reimbursement/waiver	2.47	%(d)	2.07%		1.96%		1.95%		3.53	%(d)
PORTFOLIO TURNOVER RATE	7	%(c)	35%		33%		36%		28	%(c)

(a) The Fund commenced operations on April 1, 2005.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.

(f) Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.

(g) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.84%.

(h) Amount represents less than $0.01 per share.

June 30, 2009	92	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$5.84		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24		0.47
Net realized and unrealized gain/(loss) on investments	1.05		(1.68)

Total from Investment Operations	1.29		(1.21)

LESS DISTRIBUTIONS:
From investment income	(0.20)		(0.58)

Total Distributions	(0.20)		(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.09		(1.79)

NET ASSET VALUE, END OF PERIOD	$6.93		$5.84

TOTAL RETURN	22.36	%(b)	(16.59	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$30,045		$12,867
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	9.75	%(c)	13.10	%(c)
Operating expenses including reimbursement/waiver	1.89	%(c)(e)	1.84	%(c)
Operating expenses excluding reimbursement/waiver	2.36	%(c)	2.52	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	7.65	%(c)	8.79	%(c)
Operating expenses including reimbursement/waiver	3.99	%(c)(e)	6.14	%(c)
Operating expenses excluding reimbursement/waiver	4.46	%(c)	6.82	%(c)
PORTFOLIO TURNOVER RATE	112	%(b)	311	%(d)

(a) The Fund began offering Investor Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(e) Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

See Notes to Financial Statements	93	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$5.81		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.28		0.39
Net realized and unrealized gain/(loss) on investments	1.02		(1.59)

Total from Investment Operations	1.30		(1.20)

LESS DISTRIBUTIONS:
From investment income	(0.21)		(0.62)

Total Distributions	(0.21)		(0.62)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.09		(1.82)

NET ASSET VALUE, END OF PERIOD	$6.90		$5.81

TOTAL RETURN	22.65	%(b)	(16.35	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,452		$793
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	10.25	%(c)	12.49	%(c)
Operating expenses including reimbursement/waiver	1.54	%(c)(e)	1.49	%(c)
Operating expenses excluding reimbursement/waiver	1.99	%(c)	2.53	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	8.13	%(c)	8.58	%(c)
Operating expenses including reimbursement/waiver	3.66	%(c)(e)	5.40	%(c)
Operating expenses excluding reimbursement/waiver	4.11	%(c)	6.44	%(c)
PORTFOLIO TURNOVER RATE	112	%(b)	311	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(e) Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60%.

June 30, 2009	94	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Long/Short Credit Analysis Fund

	CLASS C
	PERIOD ENDED JUNE 30, 2009 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.04
Net realized and unrealized loss on investments	(0.24)

Total from Investment Operations	(0.20)

LESS DISTRIBUTIONS:
From investment income	(0.12)

Total Distributions	(0.12)

NET DECREASE IN NET ASSET VALUE	(0.32)

NET ASSET VALUE, END OF PERIOD	$6.94

TOTAL RETURN(b)	(2.80	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,868
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	18.42	%(d)
Operating expenses including reimbursement/waiver	1.89	%(d)
Operating expenses excluding reimbursement/waiver	1.89	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	7.84	%(d)
Operating expenses including reimbursement/waiver	12.47	%(d)
Operating expenses excluding reimbursement/waiver	12.47	%(d)
PORTFOLIO TURNOVER RATE	112	%(e)

(a) The Fund began offering Class C shares on June 3, 2009.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2009.

See Notes to Financial Statements	95	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.30		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.22		0.40	0.08
Net realized and unrealized gain/(loss) on investments	0.52		(0.87)	0.19

Total from Investment Operations	0.74		(0.47)	0.27

LESS DISTRIBUTIONS:
From investment income	(0.23)		(0.42)	(0.08)

Total Distributions	(0.23)		(0.42)	(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.51		(0.89)	0.19

NET ASSET VALUE, END OF PERIOD	$9.81		$9.30	$10.19

TOTAL RETURN	8.13	%(b)	(4.91)%	2.71	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,585		$5,073	$4,297
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.82	%(c)	4.10%	3.57	%(c)
Operating expenses including reimbursement/waiver	1.13	%(c)(d)	1.16%	1.24	%(c)
Operating expenses excluding reimbursement/waiver	1.13	%(c)	1.36%	1.60	%(c)
PORTFOLIO TURNOVER RATE	22	%(b)	56%	1	%(b)

(a) The Fund began offering Investor Class shares on October 5, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

June 30, 2009	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.27		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.23		0.44	0.09
Net realized and unrealized gain/(loss) on investments	0.51		(0.88)	0.19

Total from Investment Operations	0.74		(0.44)	0.28

LESS DISTRIBUTIONS:
From investment income	(0.24)		(0.48)	(0.09)

Total Distributions	(0.24)		(0.48)	(0.09)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		(0.92)	0.19

NET ASSET VALUE, END OF PERIOD	$9.77		$9.27	$10.19

TOTAL RETURN	8.14	%(b)	(4.60)%	2.77	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,969		$12,088	$12,858
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.98	%(c)	4.27%	3.84	%(c)
Operating expenses including reimbursement/waiver	0.96	%(c)	0.97%	0.99	%(c)
Operating expenses excluding reimbursement/waiver	0.97	%(c)	1.35%	1.60	%(c)
PORTFOLIO TURNOVER RATE	22	%(b)	56%	1	%(b)

(a) The Fund began offering Institutional Class shares on October 5, 2007.

(b) Not Annualized.

(c) Annualized.

See Notes to Financial Statements	97	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.35		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.21		0.39	0.07
Net realized and unrealized gain/(loss) on investments	0.53		(0.88)	0.19

Total from Investment Operations	0.74		(0.49)	0.26

LESS DISTRIBUTIONS:
From investment income	(0.23)		(0.35)	(0.07)

Total Distributions	(0.23)		(0.35)	(0.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.51		(0.84)	0.19

NET ASSET VALUE, END OF PERIOD	$9.86		$9.35	$10.19

TOTAL RETURN(b)	8.03	%(c)	(5.00)%	2.63	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,090		$3,879	$4,229
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.67	%(d)	3.90%	3.23	%(d)
Operating expenses including reimbursement/waiver	1.27	%(d)(e)	1.35%	1.58	%(d)
Operating expenses excluding reimbursement/waiver	1.27	%(d)	1.36%	1.60	%(d)
PORTFOLIO TURNOVER RATE	22	%(c)	56%	1	%(c)

(a) The Fund began offering Class C shares on October 5, 2007.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2009, the net expense limitation changed from 1.89% to 1.94%.

June 30, 2009	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006(b)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.35		$14.30	$20.66		$16.69		$16.62	$14.01
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16		0.22	0.30		0.13		0.33	0.34
Net realized and unrealized gain/(loss) on investments	(1.34)		(5.88)	(3.21)		5.08		1.47	3.62

Total from Investment Operations	(1.18)		(5.66)	(2.91)		5.21		1.80	3.96

LESS DISTRIBUTIONS:
From investment income	(0.06)		(0.19)	(0.27)		(0.27)		(0.22)	(0.59)
From capital gains	—		(0.09)	(3.18)		(0.97)		(1.50)	(0.76)
Tax return of capital	—		(0.01)	—		—		(0.01)	—

Total Distributions	(0.06)		(0.29)	(3.45)		(1.24)		(1.73)	(1.35)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.24)		(5.95)	(6.36)		3.97		0.07	2.61

NET ASSET VALUE, END OF PERIOD	$7.11		$8.35	$14.30		$20.66		$16.69	$16.62

TOTAL RETURN	(14.09	)%(h)	(39.88)%	(15.30)%		31.24%		11.01%	28.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$14,785		$19,065	$38,962		$48,450		$43,288	$48,346
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.30	%(i)	1.53%	1.22%		0.70%		1.98%	2.23%
Operating expenses including reimbursement/waiver	1.80	%(i)(g)	1.47%	1.41	%(f)	1.35	%(d)	1.79%	1.85%
Operating expenses excluding reimbursement/waiver	1.87	%(i)	n/a	n/a		n/a	(e)	n/a (e)	n/a (e)
PORTFOLIO TURNOVER RATE	41	%(h)	7%	40%		19%		21%	32%

(a) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%

(e) Not applicable, no reimbursements were made by the Advisor.

(f) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(g) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60%.

(h) Not Annualized.

(i) Annualized.

See Notes to Financial Statements	99	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.13		$15.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.15	(f)	0.16
Net realized and unrealized loss on investments	(1.28)		(6.92)

Total from Investment Operations	(1.13)		(6.76)

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.38)
From capital gains	—		(0.09)
Tax return of capital	—		(0.03)

Total Distributions	(0.11)		(0.50)

NET DECREASE IN NET ASSET VALUE	(1.24)		(7.26)

NET ASSET VALUE, END OF PERIOD	$6.89		$8.13

TOTAL RETURN	(13.83	)%(b)	(44.33	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$758		$3,747
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.34	%(c)	2.05	%(c)
Operating expenses including reimbursement/waiver	1.43	%(c)(e)	n/a
Operating expenses excluding reimbursement/waiver	1.49	%(c)	1.26	%(c)
PORTFOLIO TURNOVER RATE	41	%(b)	7	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2008. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

(e) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20%.

(f) Per share numbers have been calculated using the average shares method.

June 30, 2009	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Real Estate Fund

	CLASS A
	PERIOD ENDED JUNE 30, 2009(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.03
Net realized and unrealized loss on investments	(0.39)

Total from Investment Operations	(0.36)

LESS DISTRIBUTIONS:
From investment income	(0.02)

Total Distributions	(0.02)

NET DECREASE IN NET ASSET VALUE	(0.38)

NET ASSET VALUE, END OF PERIOD	$7.10

TOTAL RETURN(b)	(0.28	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$8,456
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	8.23	%(d)
Operating expenses including reimbursement/waiver	1.45	%(d)
Operating expenses excluding reimbursement/waiver	1.46	%(d)
PORTFOLIO TURNOVER RATE	41	%(e)

(a) The Fund began offering Class A shares on June 12, 2009.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2009.

See Notes to Financial Statements	101	June 30, 2009

Financial Highlights

For a share outstanding throughout the period presented.

Forward Real Estate Fund

	CLASS C
	PERIOD ENDED JUNE 30, 2009(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.03
Net realized and unrealized loss on investments	(0.39)

Total from Investment Operations	(0.36)

LESS DISTRIBUTIONS:
From investment income	(0.02)

Total Distributions	(0.02)

NET DECREASE IN NET ASSET VALUE	(0.38)

NET ASSET VALUE, END OF PERIOD	$7.10

TOTAL RETURN(b)	(0.31	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,395
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	7.59	%(d)
Operating expenses including reimbursement/waiver	2.05	%(d)
Operating expenses excluding reimbursement/waiver	2.06	%(d)
PORTFOLIO TURNOVER RATE	41	%(e)

(a) The Fund began offering Class C shares on June 12, 2009.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2009.

June 30, 2009	102	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2009, the Trust has 34 registered funds. This semi-annual report describes 10 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Emerging Markets Fund (“Emerging Markets Fund”), the Forward International Equity Fund (“International Equity Fund”), the Forward International Small Companies Fund (“International Small Companies Fund”), the Forward Large Cap Equity Fund (“Large Cap Fund”), the Forward Banking and Finance Fund (“Banking and Finance Fund”), the Forward Growth Fund (“Growth Fund”), the Forward Legato Fund (“Legato Fund”), the Forward Long/Short Credit Analysis Fund (“Long/Short Credit Analysis Fund”), the Forward International Fixed Income Fund (“International Fixed Income Fund”), and the Forward Real Estate Fund (“Real Estate Fund”).

The Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The International Equity Fund seeks to achieve high total return and invests primarily in the equity securities of companies organized or located outside of the United States. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the United States. The Large Cap Fund seeks to achieve high total return and invests primarily in equity securities of companies that have large capitalizations. The Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective. The Growth Fund seeks to achieve long-term growth of capital through capital appreciation and invests in stocks and securities convertible into stocks. The Legato Fund seeks to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Long/Short Credit Analysis Fund seeks to maximize total return (capital appreciation and income) by investing primarily in a non-diversified portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The International Fixed Income Fund seeks to offer exposure primarily to non-U.S. dollar denominated fixed income securities of non-U.S. issuers and derivatives and invests in a non-diversified portfolio of fixed income securities of companies and governments located outside the United States. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in a non-diversified portfolio of securities of real estate companies, including real estate investment trusts (“REITs”).

The Emerging Markets Fund and the International Equity Fund offer Investor Class and Institutional Class shares; the International Small Companies Fund and the Legato Fund offer Investor Class, Institutional Class and Class A shares; the Long/Short Credit Analysis Fund and the International Fixed Income Fund offer Investor Class, Institutional Class and Class C shares; the Real Estate Fund offers Investor Class, Institutional Class, Class A and Class C shares; the Large Cap Fund offers Institutional Class and Class A shares; the Banking and Finance Fund offers Class A and Class C shares; and the Growth Fund offers Institutional Class, Class A and Class C shares.

103	June 30, 2009

Notes to Financial Statements (Unaudited)

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares of all Funds (except the International Fixed Income Fund) are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A Shares of the International Fixed Income Fund are subject to an initial sales charge of up to 3.75% imposed at the time of purchase. Class A Shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. Effective May 1, 2009, the Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with policies established by the Board of Trustees. Prior to May 1, 2009, the Class C shares of all Funds (except the Long/Short Credit Analysis Fund) were subject to a 1.00% CDSC for redemptions made within two years of purchase; and the Long/Short Credit Analysis was subject to a 1.00% CDSC for redemptions made within eighteen months of purchase. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2009.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not

June 30, 2009	104

Notes to Financial Statements (Unaudited)

represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product

105	June 30, 2009

Notes to Financial Statements (Unaudited)

development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds (excluding the Growth Fund) may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2009, the Funds held no purchased or written options.

Written option activity for the six months ended June 30, 2009 was as follows:

International Fixed Income Fund

WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2008	0	$0
Positions opened	3	1,500
Exercised or closed	(3)	(1,500)
Expired	0	0

Outstanding as of June 30, 2009	0	$0

Short Sales: The Funds (excluding the Growth Fund,) may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short

June 30, 2009	106

Notes to Financial Statements (Unaudited)

sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. As of June 30, 2009, the Long/Short Credit Analysis Fund held securities sold short with a market value of $28,829,627. The other Funds held no securities sold short.

Futures: The Funds (excluding the Growth Fund and the Banking and Finance Fund) may invest in futures contracts in accordance with their investment objectives. A Fund is subject to an equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of business. A Fund may do so for a variety of reasons including for cash management and hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference

107	June 30, 2009

Notes to Financial Statements (Unaudited)

between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2009, the International Fixed Income Fund had futures contracts outstanding with an unrealized gain of $569. The other Funds held no futures contracts.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2009, there were no Funds with securities on loan and during the six months ended June 30, 2009 there was no securities lending activity in the Funds.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices

June 30, 2009	108

Notes to Financial Statements (Unaudited)

more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass- through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Derivative Instruments and Hedging Activities: The Funds have adopted the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following discloses the amounts related to the Funds use of derivative instruments and hedging activities.

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2009

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
International Fixed Income Fund
Interest Rate Contracts	Due from broker for futures contracts	$569		—
Foreign exchange contracts	Unrealized gain on forward contracts	75,670	Unrealized loss on forward contracts	$(39,918)

Total		$76,239		$(39,918)

There were no other Funds that held Derivative Instruments as of June 30, 2009.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133	LOCATION OF GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Emerging Markets Fund
Equity Contracts	Net realized loss on option contracts/net change in unrealized appreciation/(depreciation) on option contracts	$(148,461)	$0

Total		$(148,461)	$0

109	June 30, 2009

Notes to Financial Statements (Unaudited)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133	LOCATION OF GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME

International Fixed Income Fund
Interest Rate Contracts	Net realized gain/(loss) on futures contracts and option contracts/net change in unrealized depreciation on futures contracts and option contracts	$25,665	$(38,134)
Foreign exchange contracts	Net realized loss on foreign currency transactions/change in net unrealized appreciation on translation of assets and liabilities in foreign currencies	(119,275)	56,535

Total		$(93,610)	$18,401

There were no other Funds that had Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2009.

Fair Value Measurements: FASB SFAS No. 157 is effective for the Funds’ financial statements issued after December 31, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Quoted prices in active markets for identical investments

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

June 30, 2009	110

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Emerging Markets Fund
Common Stocks	$55,890,152	$115,244,207	—	$171,134,359
Investment Holdings Companies	1,841,412	—	—	1,841,412
Loan Participation Notes	—	2,979,287	—	2,979,287
Preferred Stocks	1,257,711	—	—	1,257,711
Warrants	0	—	—	0
Short-Term Bank Debt Instruments	7,078,000	—	—	7,078,000

Total	$66,067,275	$118,223,494	—	$184,290,769

International Equity Fund
Common Stocks	$15,392,910	—	—	$15,392,910

Total	$15,392,910	—	—	$15,392,910

International Small Companies Fund
Common Stocks	$471,910,523	—	—	$471,910,523
Preferred Stocks	3,231,542	—	—	3,231,542
Rights	—	$284,081	—	284,081
Short-Term Bank Debt Instruments	8,559,000	—	—	8,559,000

Total	$483,701,065	$284,081	—	$483,985,146

Large Cap Equity Fund
Common Stocks	$10,023,931	—	—	$10,023,931
Short-Term Bank Debt Instruments	168,527	—	—	168,527

Total	$10,192,458	—	—	$10,192,458

Banking and Finance Fund
Common Stocks	$50,219,412	—	—	$50,219,412
Short-Term Bank Debt Instruments	2,872,772	—	—	2,872,772

Total	$53,092,184	—	—	$53,092,184

Growth Fund
Common Stocks	$96,382,974	—	—	$96,382,974
Short-Term Bank Debt Instruments	2,420,903	—	—	2,420,903

Total	$98,803,877	—	—	$98,803,877

Legato Fund
Common Stocks	$7,499,953	—	—	$7,499,953
Short-Term Bank Debt Instruments	349,599	—	—	349,599

Total	$7,849,552	—	—	$7,849,552

Long/Short Credit Analysis Fund
Municipal Bonds	—	$60,764,601	$2,000,000	$62,764,601
Corporate Bonds	—	4,744,736	—	4,744,736
Exchange Traded Funds	$117,089	—	—	117,089
Short-Term Bank Debt Instruments	2,528,612	—	—	2,528,612

Total	$2,645,701	$65,509,337	$2,000,000	$70,155,038

International Fixed Income Fund
Foreign Government Obligations	—	$16,130,024	—	$16,130,024
Corporate Bonds	—	4,696,181	—	4,696,181
Credit Linked Notes	—	247,024	—	247,024
Short-Term Bank Debt Instruments	$935,466	—	—	935,466

Total	$935,466	$21,073,229	—	$22,008,695

111	June 30, 2009

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Real Estate Fund
Corporate Bonds	—	$569,017	—	$569,017
Common Stocks	$24,231,446	—	—	24,231,446
Mutual Funds	1,273,584	—	—	1,273,584
Short-Term Bank Debt Instruments	196,322	—	—	196,322

Total	$25,701,352	$569,017	—	$26,270,369

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Long/Short Credit Analysis Fund
Corporate Bonds	—	$(3,284,247)	—	$(3,284,247)
U.S. Government Agency	—	(25,545,380)	—	(25,545,380)

Total	—	$(28,829,627)	—	$(28,829,627)

International Fixed Income Fund
Futures Contracts	$569	—	—	$569
Forward Foreign Currency Contracts	—	$35,752	—	35,752

Total	$569	$35,752	—	$36,321

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

FUND	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
International Equity
Common Stocks
Balance as of December 31, 2008	$1,276,072	—
Realized gain/(loss)(b)	—	—
Change in unrealized appreciation/(depreciation)(b)	—	—
Net purchases/(sales)	—	—
Transfers in and/(out) of Level 3	(1,276,072)	—

Balance as of June 30, 2009	$0	—

LONG/SHORT CREDIT ANALYSIS	INVESTMENTS IN SECURITIES Municipal Bonds	OTHER FINANCIAL INSTRUMENTS(a) Corporate Bonds
Balance as of December 31, 2008	$2,000,000	$(25,333)
Realized gain/(loss)(b)	—	—
Change in unrealized appreciation/(depreciation)(b)	—	—
Net purchases/(sales)	—	—
Transfers in and/(out) of Level 3	—	(25,333)

Balance as of June 30, 2009	$2,000,000	$0

(a) There was no realized gain/(loss) earned during the six months ended June 30, 2009 for other financial instruments for the Long/Short Credit Analysis Fund.

(b) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations.

June 30, 2009	112

Notes to Financial Statements (Unaudited)

For the six months ended June 30, 2009, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Large Cap Equity Fund, Banking and Finance Fund, Growth Fund and Legato Fund, quarterly for the Long/Short Credit Analysis Fund and International Fixed Income Fund, and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated

113	June 30, 2009

Notes to Financial Statements (Unaudited)

among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Large Cap Fund, Banking and Finance Fund and International Fixed Income Fund during the six months ended June 30, 2009 are recorded in the Statement of Operations. During that same period there were no ReFlow fees incurred by the other Funds.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the

June 30, 2009	114

Notes to Financial Statements (Unaudited)

Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2009, based on each Fund’s average daily net assets: Emerging Markets Fund, 1.25% on assets up to and including $500 million, 1.20% on assets over $500 million up to and including $1 billion, and 1.15% on assets over $1 billion; International Equity Fund, 0.85% on assets up to and including $250 million, 0.75% on assets over $250 million up to and including $1 billion, 0.65% on assets over $1 billion; International Small Companies Fund, 1.00% on assets up to and including $1 billion and 0.95% on assets over $1 billion; Large Cap Fund, 0.80% on assets up to and including $500 million, 0.725% on assets over $500 million up to and including $1 billion and 0.675% on assets over $1 billion; Banking and Finance Fund, 1.00% on assets up to and including $100 million and 0.90% on assets over $100 million; Growth Fund, 0.75% on assets up to and including $250 million, 0.65% on assets over $250 million up to and including $500 million, 0.55% on assets over $500 million up to and including $750 million and 0.45% on assets over $750 million; Legato Fund, 1.00% on assets up to and including $500 million and 0.85% on assets over $500 million; Long/Short Credit Analysis Fund, 1.50%; International Fixed Income Fund, 0.70% on assets up to and including $500 million, 0.64% on assets over $500 million up to and including $1 billion, 0.58% on assets over $1 billion up to and including $5 billion, and 0.52% on assets over $5 billion and Real Estate Fund, 0.85% on assets up to and including $100 million, 0.80% on assets over $100 million up to and including $500 million and 0.70% on assets over $500 million.

The Trust and Forward Management have entered into investment sub-advisory agreements with Pictet Asset Management Ltd (“PAM Ltd”) for Emerging Markets Fund and International Small Companies Fund; Piedmont Investment Advisors, LLP (“Piedmont”) for Large Cap Fund; Emerald Mutual Fund Advisers Trust (“Emerald”) for Banking and Finance Fund and Growth Fund; Netols Asset Management Inc. (“Netols”), Conestoga Capital Investment Advisors, LLC (“CCA”) and Riverbridge Partners, LLC (“Riverbridge”) for Legato Fund; Cedar Ridge Partners, LLC (“Cedar Ridge”) for Long/Short Credit Analysis Fund; Pictet Asset Management SA (“PAM SA”) for International Fixed Income Fund; and Forward Uniplan Advisors, Inc. (“Uniplan”) for Real Estate Fund (each a “Sub-Advisor” and collectively, the “Sub-Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, based on each Fund’s average daily net assets (for the Legato Fund, based on the portion of the Fund that is managed by each sub-advisor of the Fund): Emerging Markets Fund, 0.80%; International Small Companies Fund, 0.65% on assets up to and including $1 billion and 0.55% on assets over $1 billion; Large Cap Fund, 0.40% on assets up to and including $500 million, 0.375% on assets over $500 million up to and including $1 billion and 0.35% on assets over $1 billion; Banking and Finance Fund, 0.65% on assets up to and including $100 million and 0.55% on assets over $100 million; Growth Fund, 0.40% on assets up to and including $250 million, 0.30% on assets over $250 million up to and including $500 million, 0.20% on assets over $500 million up to and including $750 million and 0.10% on assets over $750 million; Legato Fund, 0.60%; Long/Short Credit Analysis Fund, 1.00%; International Fixed Income Fund, 0.35% on assets up to and including $500 million, 0.32% on assets over $500 million up to and including $1 billion, 0.29% on assets over $1 billion up to and including $5 billion, and 0.26% on assets over $5 billion; and Real Estate Fund, 0.60% on assets up to and including $100 million, 0.55% on assets up to and including $500 million and 0.45% on assets over $500 million.

115	June 30, 2009

Notes to Financial Statements (Unaudited)

Expense Limitations: Forward Management has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Effective February 1, 2008, all Funds have entered into an agreement to reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management pursuant to the terms described above.

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS C	END DATE
Emerging Markets(a)	1.39%	1.79%	1.94%	2.39%	April 30, 2010
International Equity	0.99%	1.34%	1.49%	1.94%	April 30, 2010
Large Cap	0.99%	1.34%	1.49%	1.94%	April 30, 2010
Growth	0.99%	1.34%	1.29%	1.94%	April 30, 2010
Legato	1.29%	1.69%	1.84%	2.29%	April 30, 2010
Long/Short Credit Analysis(b)	1.60%	1.95%	N/A	2.55%	April 30, 2010
International Fixed Income(c)	0.99%	1.39%	1.44%	1.94%	April 30, 2010
Real Estate	1.20%	1.60%	1.45%	2.20%	June 30, 2011

(a) From January 1, 2009 to April 30, 2009, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class, Class A and Class C shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.74%, 1.89% and 2.34%, respectively. Effective June 17, 2009, Class A shares of the Emerging Markets Fund were liquidated and terminated as a share class of the Fund.

(b) From January 1, 2009 to April 30, 2009, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Investor Class and Class C shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.49%, 1.84% and 2.44%, respectively.

(c) From January 1, 2009 to April 30, 2009, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class, Class A and Class C shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.24%, 1.34% and 1.89% respectively. Effective June 9, 2009, Class A shares of the International Fixed Income Fund were liquidated and terminated as a share class of the Fund.

For the six months ended June 30, 2009, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Emerging Markets
Investor Class	$35,595	$0	$35,595
Institutional Class	165,774	0	165,774
Class A(a)	945	0	945
International Equity
Investor Class	19,529	0	19,529
Institutional Class	22,765	0	22,765
Large Cap
Institutional Class	15,556	0	15,556
Class A	32,406	0	32,406

June 30, 2009	116

Notes to Financial Statements (Unaudited)

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Growth
Institutional Class	$11,160	$0	$11,160
Class A	29,482	0	29,482
Class C	1,223	0	1,223
Legato
Investor Class	3,203	0	3,203
Institutional Class	6,466	0	6,466
Class A	10,297	0	10,297
Long/Short Credit Analysis
Investor Class	60,997	0	60,997
Institutional Class	2,813	0	2,813
International Fixed Income
Investor Class	90	0	90
Institutional Class	203	0	203
Class A(b)	0	0	0
Class C	63	0	63
Real Estate
Investor Class	5,478	0	5,478
Institutional Class	846	0	846
Class A(c)	48	0	48
Class C(c)	14	0	14

(a) Effective June 17, 2009, Class A shares of the Emerging Markets Fund were liquidated and terminated as a share class of the Fund.

(b) Effective June 9, 2009, Class A shares of the International Fixed Income Fund were liquidated and terminated as a share class of the Fund.

(c) The Forward Real Estate Fund began offering Class A and Class C shares on June 12, 2009.

As of June 30, 2009, the balances of recoupable expenses for each Fund were as follows:

FUND	2006	2007	2008	2009	TOTAL
Emerging Markets
Investor Class	$54,422	$72,745	$95,878	$35,595	$258,640
Institutional Class	135,967	198,071	282,614	165,774	782,426
International Equity
Investor Class	111,342	116,191	149,085	19,529	396,147
Institutional Class	N/A	26,201	89,630	22,765	138,596
International Small Companies
Investor Class	133,151	76,542	48,814	N/A	258,507
Institutional Class	74,541	157,942	106,155	N/A	338,638
Class A	0	200	549	N/A	749
Large Cap
Institutional Class	N/A	29,915	18,130	15,556	63,601
Class A	8,369	58,060	31,102	32,406	129,937
Growth
Institutional Class	N/A	N/A	N/A	11,160	11,160
Class A	N/A	N/A	N/A	29,482	29,482
Class C	N/A	N/A	N/A	1,223	1,223

117	June 30, 2009

Notes to Financial Statements (Unaudited)

FUND	2006	2007	2008	2009	TOTAL
Legato
Investor Class	N/A	N/A	$1,474	$3,203	$4,677
Institutional Class	N/A	N/A	9,179	6,466	15,645
Class A	$11,715	$22,913	13,320	10,297	58,245
Long/Short Credit Analysis
Investor Class	N/A	N/A	23,674	60,997	84,671
Institutional Class	N/A	N/A	6,256	2,813	9,069
International Fixed Income
Investor Class	N/A	3,497	9,773	90	13,360
Institutional Class	N/A	15,878	45,474	203	61,555
Class C	N/A	124	377	63	564
Real Estate
Investor Class	N/A	N/A	N/A	5,478	5,478
Institutional Class(a)	9	N/A	6,182	5,281	11,472
Class A(a)	2,358	N/A	66,037	35,764	104,159
Class C(a)	1,276	N/A	29,003	11,756	42,035

(a) The recoupable expense balances include recoupable expenses from the reorganization of the Kensington Real Estate Securities Fund.

4. Distribution Plans and Shareholder Services Plans

The Funds have adopted Service and Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares.

In addition, the Funds have a shareholder services plan (the “Shareholder Services Plan”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.25% of the Fund’s average daily net assets attributable to Class C shares.

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Fund’s transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2009, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Funds pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for

June 30, 2009	118

Notes to Financial Statements (Unaudited)

attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Funds. The Trust receives no compensation from the Funds.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2009, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Emerging Markets
Investor Class	National Financial Services, Corp.	20.12%
	Charles Schwab & Co., Inc.	19.59%

Emerging Markets
Institutional Class	National Financial Services, Corp.	84.85%
	Ellard & Co.	6.07%

International Equity
Investor Class	Charles Schwab & Co., Inc.	34.02%
	Wend & Co.	12.62%
	National Financial Services, Corp.	11.77%
	Brown Brothers Harriman & Co.	8.89%

International Equity
Institutional Class	ICMA Retirement Corp.	81.12%
	Wells Fargo Bank NA	17.38%
International Small Companies
Investor Class	Charles Schwab & Co., Inc.	49.48%
	National Financial Services, Corp.	18.25%

119	June 30, 2009

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
International Small Companies
Institutional Class	Charles Schwab & Co., Inc.	43.57%
	National Financial Services, Corp.	22.00%
	SEI Private Trust Co.	8.38%

International Small Companies
Class A	National Financial Services, Corp.	5.79%

Large Cap
Institutional Class	National Financial Services, Corp.	89.83%
	American Dance Festival, Inc.	7.32%

Large Cap
Class A	Sutton Place Associates, LLC	91.80%

Banking and Finance
Class C	Merrill Lynch Pierce Fenner & Smith	14.52%

Growth
Institutional Class	JPMorgan Chase Bank	91.15%

Growth
Class A	Salomon Smith Barney, Inc.	29.06%
	ICMA Retirement Corp.	7.70%

Growth
Class C	Merrill Lynch Pierce Fenner & Smith	11.08%

Legato
Investor Class	Sutton Place Associates, LLC	63.24%
	Charles Schwab & Co., Inc.	36.06%

Legato
Institutional Class	Sutton Place Associates, LLC	99.71%

Legato
Class A	Sutton Place Associates, LLC	46.51%

Long/Short Credit Analysis
Investor Class	National Financial Services, Corp.	63.11%
	Charles Schwab & Co., Inc.	23.47%
	Ameritrade, Inc.	5.22%

Long/Short Credit Analysis
Institutional Class	National Financial Services, Corp.	58.89%
	Sutton Place Associates, LLC	36.86%

Long/Short Credit Analysis
Class C	Sutton Place Associates, LLC	100.00%

International Fixed Income
Investor Class	Sutton Place Associates, LLC	73.77%
	LPL Financial Services	17.34%

International Fixed Income
Institutional Class	Pictet & Cie	99.94%

June 30, 2009	120

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
International Fixed Income
Class C	Sutton Place Associates, LLC	100.00%

Real Estate
Investor Class	Charles Schwab & Co., Inc.	68.16%
	National Financial Services, Corp.	16.22%

Real Estate
Institutional Class	Wilmington Trust Retirement and Institutional Services	89.73%

Real Estate
Class A	LPL Financial Services	11.90%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2009, excluding temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Emerging Markets	$157,886,350	$78,781,632
International Equity	8,419,783	16,807,030
International Small Companies	259,476,457	255,182,064
Large Cap	6,638,409	9,867,772
Banking and Finance	14,045,415	22,448,852
Growth	47,345,322	56,518,790
Legato	2,512,174	416,421
Long/Short Credit Analysis	90,954,475	52,437,751
International Fixed Income	4,693,255	6,234,249
Real Estate	7,771,728	6,828,435

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2009, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Emerging Markets	$170,794,257	$19,617,909	$(6,121,397)	$13,496,512
International Equity	15,361,322	1,504,813	(1,473,225)	31,588
International Small Companies	523,332,196	36,685,972	(76,033,022)	(39,347,050)
Large Cap	10,618,491	426,925	(852,958)	(426,033)
Banking and Finance	56,060,125	5,110,207	(8,078,148)	(2,967,941)
Growth	89,487,836	14,713,799	(5,397,758)	9,316,041
Legato	8,027,552	978,749	(1,156,749)	(178,000)
Long/Short Credit Analysis	70,488,132	1,645,115	(1,978,209)	(333,094)
International Fixed Income	21,415,475	1,730,543	(1,137,323)	593,220
Real Estate	32,228,026	442,944	(6,400,601)	(5,957,657)

121	June 30, 2009

Notes to Financial Statements (Unaudited)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Emerging Markets	$(12,165,532)	$(30,626)
International Equity	(15,603,699)	—
International Small Companies	(100,087,886)	(67,264)
Large Cap	(1,770,970)	—
Growth	(7,761,931)	—
Legato	(117,284)	—
Long/Short Credit Analysis	(61,732)	—
International Fixed Income	(46,950)	(152,218)

Capital Loss Carryforwards: As of December 31, 2008 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2015	2016
Emerging Markets	$(2,015,691	)(a)	—	$(28,419,454)
International Equity	—		—	(11,897,887)
International Small Companies	—		—	(102,744,499)
Large Cap	—		$(46,757)	(896,852)
Banking and Finance	—		—	(2,636,655)
Growth	—		—	(12,382,608)
Long/Short Credit Analysis	—		(1,322,823)	(2,456,907)
International Fixed Income	—		—	(291,414)
Real Estate	—		—	(443,801)

(a) Subject to limitations under §382.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2009.

The tax character of distributions paid for year ended December 31, 2008 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	RETURN OF CAPITAL TOTAL
Emerging Markets	$866,132	$1,373,140	—
International Equity	1,177,165	273,541	—
International Small Companies	7,588,429	—	—
Large Cap	98,767	—	—
Banking and Finance	65,001	—	—
Growth	—	494,011	—
Legato	—	150,000	—
Long/Short Credit Analysis	1,262,568	—	—
International Fixed Income	1,131,895	—	—
Real Estate	634,325	273,123	$50,244

June 30, 2009	122

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Transactions

Reorganization of Forward Mini-Cap Fund into the Forward Small Cap Equity Fund: As of the close of business on June 26, 2009, the Forward Mini-Cap Fund was reorganized into the Forward Small Cap Equity Fund. The reorganization did not require approval by the shareholders of the Forward Mini-Cap Fund.

For additional details, please see the separate semi-annual report for the Forward Small Cap Equity Fund for the six months ended June 30, 2009.

Real Estate Fund Acquisition of Kensington Real Estate Securities Fund: On May 27, 2009, shareholders of the Kensington Real Estate Securities Fund (the “Acquired Fund”), a series of The Kensington Funds, approved the acquisition of the Kensington Real Estate Securities Fund by the Real Estate Fund (the “Acquiring Fund”). As of the close of business on June 12, 2009, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the acquisition, the Acquiring Fund issued 109,891, 1,182,743 and 340,171 shares of Institutional Class, Class A and Class C, respectively, in exchange for net assets of the Acquired Fund valued at $798,443, $8,841,951 and $2,543,047, respectively. On June 15, 2009, the combined value of the Acquired Fund (which included accumulated realized losses of $(3,613,180) and unrealized appreciation of $661,082) and the Acquiring Fund was $34,183,441. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes. The unused capital loss carryforward totaling $14,477,590 for potential utilization and is subject to tax limitations.

12. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 25, 2009 (the date the financial statements were available to be issued). Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2009. However, the following are details relating to subsequent events that have occurred since June 30, 2009 through August 25, 2009.

On June 3, 2009, the Board of Trustees approved changes to the structure of the Emerging Markets Fund. While PAM Ltd will continue to serve as sub-advisor to the majority of the Fund’s assets, Forward Management will directly manage the Fund’s cash position effective August 1, 2009.

On June 3, 2009, the Board of Trustees approved, on behalf of the Large Cap Equity Fund, the termination of the Investment Sub-Advisory Agreement among Forward Management, the Trust and Piedmont, effective as of the close of business on August 14, 2009. Effective August 15, 2009, Forward Management will directly manage the Fund.

123	June 30, 2009

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Emerging Markets

Forward Emerging Markets Fund

International

Forward International Equity Fund

Forward International Small Companies Fund

Core

Forward Large Cap Equity Fund

Small Cap

Forward Banking and Finance Fund

Forward Growth Fund

Forward Legato Fund

Forward Small Cap Equity Fund

Real Estate

Forward International Real Estate Fund

Forward Real Estate Fund

Forward Strategic Realty Fund

Alternative Strategies

Forward Global Infrastructure Fund

Forward International Fixed Income Fund

Forward Long/Short Credit Analysis Fund

Forward Select Income Fund

Printed on recycled paper using soy-based inks.

FWD002100 091010

FORWARD FUNDS

Semiannual Report

Forward Small Cap Equity Fund

June 30, 2009

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2009

1

Shareholder Update	June 30, 2009

A MESSAGE FROM:	J. Alan Reid Jr. Chief Executive Officer

Dear Shareholder:

Over the last few years, investors have faced a crisis of confidence as perceived investment wisdom has been turned on its head. Traditional asset allocation has suffered as investments that typically were not correlated became correlated during the recent market crisis, and traditional safe-haven investments like CD’s, bonds, real estate and large cap stocks also were drawn into question. In response, government officials and global central bankers provided massive capital infusions to help jump start the markets. Starting in early 2009, these support measures began to pay off as credit spreads began narrowing, and the overall outlook started to improve.

In March of this year, a recovery in the global equity markets began to signal that the worst days of this economic crisis might be behind us. During the second quarter, banks, REITs and other leveraged players around the globe began to issue equity in an effort to avoid default and strengthen their balance sheets. In addition, banks began repaying government capital infusions and were in the process of being able to function normally on their own once again.

The markets still have a way to go before we can conclude that there has been a complete recovery. There will be much need for continued strengthening in consumer, government and corporate balance sheets. Legal and regulatory structures will no doubt be overhauled, as one of the biggest lessons learned was that too much leverage is hazardous to the markets.

In reviewing the past six months, I found it interesting to note that companies and countries with less debt—like technology companies and emerging market countries—performed strongly in the rebound as they were able to bounce back more quickly. As the recovery phase unfolded, many high yielding securities enjoyed a significant improvement as the panic mentality surrounding the market began to decline. I also was intrigued to see that diversification internationally and across asset classes began to reassert itself as a powerful driver of investment returns. We have always believed that an asset allocation with non-correlated asset classes is the best way to maintain a strong portfolio.

We remain focused on asset classes that will benefit from the continued recovery, as well as overall global growth. In June 2009, we added four new funds to the Forward Funds family. These funds, formerly the Kensington Funds, add additional diversification options for our shareholders seeking exposure to global infrastructure, real estate and income-oriented portfolios:

•	Forward Global Infrastructure Fund invests in a broad universe of infrastructure equities in developed and emerging markets

•	Forward Select Income Fund invests in real estate preferred stocks, bonds and high-income common stocks and utilizes portfolio leverage

•	Forward International Real Estate Fund invests in large, high quality international real estate equities

•	Forward Strategic Realty Fund invests in a broad investment universe of real estate equities which may include foreign real estate companies and utilizes portfolio leverage

June 30, 2009	2

Our newest real estate funds offer additional alternatives for investors seeking exposure to real estate, and complement one of our flagship funds, the Forward Real Estate Fund, which was launched in 1999:

•	Forward Real Estate Fund invests in U.S. real estate equities, investing primarily in REITs and REOCs

The portfolio management teams for these funds have built deep expertise investing in real estate and infrastructure, and these portfolios offer investors access to companies involved in the ownership, development, management and financing of commercial real estate and infrastructure assets throughout the world. With low valuations in real estate—and the potential for substantial yield opportunities—our newest funds offer our investors solid investment alternatives. To learn more about our newest portfolios, visit www.forwardfunds.com.

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds in the first half of 2009, and thank you for the continued confidence that you place in our Funds.

Best regards,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

The statements and opinions expressed herein are those of the author and should not be considered investment advice.

You should consider the investment objectives, risks, charges and expenses of the Forward Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. It should be read carefully before investing.

REIT funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

Foreign securities, especially emerging markets, will involve additional risks including exchange rate fluctuations, social and political instability, liquidity, greater volatility and less regulation.

Forward Global Infrastructure Fund, Forward Select Income Fund, Forward International Real Estate, Fund Forward Strategic Realty Fund and the Forward Real Estate Fund are non-diversified, meaning they may concentrate their assets in fewer individual holdings than diversified funds. Therefore, these Funds are more exposed to individual stock volatility than diversified funds.

Because the Forward Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has a greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities.

Forward Select Income and Forward Strategic Realty Funds’ use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of these Funds.

Certain of the Funds will invest in lower-rated debt securities and may utilize derivatives for hedging purposes.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc.

Not FDIC Insured | No Bank Guarantee | May Lose Value

3	June 30, 2009

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Forward Small Cap Equity Fund(a)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-33.15%	-2.11%	2.76%	4.77%	10/01/98

Institutional Class	-33.00%	-1.80%	N/A	2.42%	06/06/02

Class A (load adjusted)(b)	-37.06%	N/A	N/A	-4.69%	05/02/05

Class A (without load)(c)	-33.22%	N/A	N/A	-3.32%	05/02/05

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

June 30, 2009	4

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD SMALL CAP EQUITY FUND
Investor Class
Actual	$1,000.00	$1,026.70	1.64%	$8.24

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Institutional Class
Actual	$1,000.00	$1,027.50	1.27%	$6.38

Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Class A
Actual	$1,000.00	$1,025.80	1.64%	$8.24

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

5	June 30, 2009

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD SMALL CAP EQUITY FUND
Consumer Discretionary	25.08%	(a)

Financial Services	17.27%

Technology	16.76%

Materials & Processing	9.68%

Energy	7.16%

Health Care	7.14%

Producer Durables	6.26%

Auto & Transportation	3.88%

Consumer Staples	2.44%

Utilities	1.37%

Other	0.16%

Short-Term Bank Debt Instruments & Net Cash	2.80%
	100.00%

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

These allocations may not reflect the current or future position of the portfolio.

June 30, 2009	6

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Form N-Q was filed for the quarter ended March 31, 2009. The Fund Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Fund proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2009 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

7	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 97.20%
Auto & Transportation: 3.88%

207,800	Cooper Tire & Rubber Co.	$2,061,376

129,800	Forward Air Corp.	2,767,336

97,300	Landstar System, Inc.	3,494,043

92,000	Old Dominion Freight Line, Inc.(a)	3,088,440

80,300	Tidewater, Inc.	3,442,461

		14,853,656

Consumer Discretionary: 25.08%(b)

58,400	Advance Auto Parts, Inc.	2,423,016

52,000	Aeropostale, Inc.(a)	1,782,040

125,000	American Eagle Outfitters, Inc.	1,771,250

126,000	American Public Education, Inc.(a)	4,990,860

119,200	BJ’s Restaurants, Inc.(a)	2,010,904

75,200	Carter’s, Inc.(a)	1,850,672

49,400	Chipotle Mexican Grill, Inc., Class A(a)	3,952,000

137,100	Collective Brands, Inc.(a)	1,997,547

87,200	Copart, Inc.(a)	3,023,224

170,100	Corinthian Colleges, Inc.(a)	2,879,793

201,000	The Corporate Executive Board Co.	4,172,760

24,900	Deckers Outdoor Corp.(a)	1,749,723

183,300	Dick’s Sporting Goods, Inc.(a)	3,152,760

139,113	Healthcare Services Group, Inc.	2,487,340

101,100	Hibbett Sports, Inc.(a)	1,819,800

153,700	J. Crew Group, Inc.(a)	4,152,974

157,200	Jack in the Box, Inc.(a)	3,529,140

136,100	Life Time Fitness, Inc.(a)	2,723,361

114,200	LKQ Corp.(a)	1,878,590

76,300	Monro Muffler Brake, Inc.	1,961,673

99,200	P.F. Chang’s China Bistro, Inc.(a)	3,180,352

59,500	Panera Bread Co., Class A(a)	2,966,670

70,000	PetSmart, Inc.	1,502,200

35,400	Priceline.com, Inc.(a)	3,948,870

18,700	Strayer Education, Inc.	4,078,657

113,700	Sykes Enterprises, Inc.(a)	2,056,833

123,300	Tetra Tech, Inc.(a)	3,532,545

178,500	Texas Roadhouse, Inc., Class A(a)	1,947,435

Shares		Value (Note 2)

134,200	Titan Machinery, Inc.(a)	$1,702,998

39,900	Tractor Supply Co.(a)	1,648,668

151,100	Urban Outfitters, Inc.(a)	3,153,457

357,400	ValueClick, Inc.(a)	3,759,848

104,300	VistaPrint, Ltd.(a)	4,448,395

190,700	Williams-Sonoma, Inc.	2,263,609

46,300	WMS Industries, Inc.(a)	1,458,913

		95,958,877

Consumer Staples: 2.44%

82,500	Peet’s Coffee & Tea, Inc.(a)	2,079,000

113,600	United Natural Foods, Inc.(a)	2,982,000

226,000	Whole Foods Market, Inc.(a)	4,289,480

		9,350,480

Energy: 7.16%

105,200	Atwood Oceanics, Inc.(a)	2,620,532

90,400	Bill Barrett Corp.(a)	2,482,384

79,600	Cabot Oil & Gas Corp.	2,438,944

14,100	Carrizo Oil & Gas, Inc.(a)	241,815

53,700	Comstock Resources, Inc.(a)	1,774,785

98,600	Concho Resources, Inc.(a)	2,828,834

149,400	EXCO Resources, Inc.(a)	1,930,248

93,700	Helmerich & Payne, Inc.	2,892,519

66,000	Newfield Exploration Co.(a)	2,156,220

211,800	Superior Energy Services, Inc.(a)	3,657,786

90,200	Unit Corp.(a)	2,486,814

52,500	Walter Energy, Inc.	1,902,600

		27,413,481

Financial Services: 17.27%

115,200	Advent Software, Inc.(a)	3,777,408

69,500	Affiliated Managers Group, Inc.(a)	4,044,205

87,900	Corporate Office Properties Trust	2,578,107

74,900	Digital Realty Trust, Inc.	2,685,165

103,200	Eaton Vance Corp.	2,760,600

190,100	eHealth, Inc.(a)	3,357,166

42,000	Essex Property Trust, Inc.	2,613,660

June 30, 2009	8	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)
Financial Services (continued): 17.27%

65,700	FactSet Research Systems, Inc.	$3,276,459

147,500	Federated Investors, Inc., Class B	3,553,275

153,400	KBW, Inc.(a)	4,411,784

18,600	Mobile Mini, Inc.(a)	272,862

102,000	Morningstar, Inc.(a)	4,205,460

162,200	MSCI, Inc., Class A(a)	3,964,168

254,000	optionsXpress Holdings, Inc.	3,944,620

53,900	Piper Jaffray Cos., Inc.(a)	2,353,813

97,500	Prosperity Bancshares, Inc.	2,908,425

170,100	Raymond James Financial, Inc.	2,927,421

72,000	Signature Bank(a)	1,952,640

55,200	Stifel Financial Corp.(a)	2,654,568

57,700	Tanger Factory Outlet Centers, Inc.	1,871,211

226,200	Waddell & Reed Financial, Inc., Class A	5,964,894

		66,077,911

Health Care: 7.14%

10,900	Air Methods Corp.(a)	298,224

313,300	Allscripts-Misys Healthcare Solutions, Inc.(a)	4,968,938

51,200	athenahealth, Inc.(a)	1,894,912

74,900	Catalyst Health Solutions, Inc.(a)	1,868,006

54,500	HMS Holdings Corp.(a)	2,219,240

101,000	ICU Medical, Inc.(a)	4,156,150

117,700	Inverness Medical Innovations, Inc.(a)	4,187,766

148,500	IPC The Hospitalist Co., Inc.(a)	3,963,465

4,000	Luminex Corp.(a)	74,160

43,100	MEDNAX, Inc.(a)	1,815,803

131,800	PAREXEL International Corp.(a)	1,895,284

		27,341,948

Materials & Processing: 9.68%

120,500	Aecom Technology Corp.(a)	3,856,000

93,600	General Cable Corp.(a)	3,517,488

43,700	Granite Construction, Inc.	1,454,336

110,700	Jones Lang LaSalle, Inc.	3,623,211

109,800	Kaydon Corp.	3,575,088

193,300	McDermott International, Inc.(a)	3,925,923

Shares		Value (Note 2)

243,300	Orion Marine Group, Inc.(a)	$4,622,700

90,800	Reliance Steel & Aluminum Co.	3,485,812

80,700	URS Corp.(a)	3,996,264

41,200	Valmont Industries, Inc.	2,969,696

89,500	The Valspar Corp.	2,016,435

		37,042,953

Other: 0.16%

25,300	Foster Wheeler, Ltd.(a)	600,875

Producer Durables: 6.26%

8,000	Cubic Corp.	286,320

47,300	Darling International, Inc.(a)	312,180

73,600	Esterline Technologies Corp.(a)	1,992,352

58,900	FEI Co.(a)	1,348,810

49,500	Flowserve Corp.	3,455,595

58,900	Gardner Denver, Inc.(a)	1,482,513

89,700	Kennametal, Inc.	1,720,446

105,100	Moog, Inc., Class A(a)	2,712,631

168,700	Orbital Sciences Corp.(a)	2,559,179

99,900	Pentair, Inc.	2,559,438

95,800	Powell Industries, Inc.(a)	3,551,306

101,700	Robbins & Myers, Inc.	1,957,725

		23,938,495

Technology: 16.76%

31,800	American Science & Engineering, Inc.	2,198,016

45,700	Anixter International, Inc.(a)	1,717,863

127,400	ANSYS, Inc.(a)	3,969,784

141,300	Blue Coat Systems, Inc.(a)	2,337,102

353,900	Ciena Corp.(a)	3,662,865

115,100	Comtech Telecommunications Corp.(a)	3,669,388

485,000	Cypress Semiconductor Corp.(a)	4,462,000

79,500	Digital River, Inc.(a)	2,887,440

92,600	F5 Networks, Inc.(a)	3,203,034

116,200	GeoEye, Inc.(a)	2,737,672

165,400	Macrovision Solutions Corp.(a)	3,607,374

144,500	MICROS Systems, Inc.(a)	3,658,740

See Notes to Financial Statements	9	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

Technology (continued): 16.76%

314,900	NCR Corp.(a)	$3,725,267

195,100	Polycom, Inc.(a)	3,954,677

356,400	RightNow Technologies, Inc.(a)	4,205,520

143,900	Semtech Corp.(a)	2,289,449

80,000	Silicon Laboratories, Inc.(a)	3,035,200

61,100	Stanley, Inc.(a)	2,008,968

109,200	SunPower Corp., Class B(a)	2,615,340

92,400	SXC Health Solutions Corp.(a)	2,348,808

320,700	Tellabs, Inc.(a)	1,837,611

		64,132,118

Utilities: 1.37%

177,400	Neutral Tandem, Inc.(a)	5,236,848

	Total Common Stocks (Cost $309,403,818)	371,947,642

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 4.66%

$17,816,176	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	$17,816,176

	Total Short-Term Bank Debt Instruments (Cost $17,816,176)	17,816,176

	Total Investments: 101.86% (Cost $327,219,994)	389,763,818

	Net Other Assets and Liabilities: (1.86)%	(7,109,325)

	Net Assets: 100.00%	$382,654,493

(a) Non-income producing security.

(b) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

June 30, 2009	10	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

FORWARD SMALL CAP EQUITY FUND
ASSETS:
Investments, at value	$389,763,818
Receivable for investments sold	7,842,974
Receivable for shares sold	824,002
Interest and dividends receivable	179,698
Other assets	46,949

Total Assets	398,657,441

LIABILITIES:
Payable to custodian	146,914
Payable for investments purchased	14,784,876
Payable for shares redeemed	662,950
Payable to advisor	336,485
Payable for distribution and service fees	59,889
Payable to trustees	6,965
Payable for chief compliance officer fee	2,149
Payable to ReFlow (Note 2)	448
Accrued expenses and other liabilities	2,272

Total Liabilities	16,002,948

NET ASSETS	$382,654,493

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$530,710,590
Accumulated net investment loss	(1,116,998)
Accumulated net realized loss on investments	(209,482,923)
Net unrealized appreciation on investments	62,543,824

TOTAL NET ASSETS	$382,654,493

INVESTMENTS, AT COST	$327,219,994

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$12.30
Net Assets	$199,819,137
Shares of beneficial interest outstanding	16,251,223
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.71
Net Assets	$179,725,835
Shares of beneficial interest outstanding	14,138,055
Class A:
Net Asset Value, offering and redemption price per share	$12.32
Net Assets	$3,109,521
Shares of beneficial interest outstanding	252,295
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.07

See Notes to Financial Statements	11	June 30, 2009

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

FORWARD SMALL CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$3,604
Dividends	1,270,669
Foreign taxes withheld	(1,662)

Total Investment Income	1,272,611

EXPENSES:
Investment advisory fee	1,736,069
Administrative fee	143,941
Custodian fee	15,248
Legal and audit fee	10,491
Transfer agent fee	88,438
Trustees’ fees and expenses	1,500
Registration/filing fees	11,222
Reports to shareholder and printing fees	17,296
Distribution and service fees
Investor Class	323,981
Class A	7,020
ReFlow fees (Note 2)	710
Chief compliance officer fee	18,658
Other	15,035

Total expenses	2,389,609

NET INVESTMENT LOSS:	(1,116,998)

Net realized loss on investments	(40,397,541)
Net change in unrealized appreciation on investments	49,218,263

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,820,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,703,724

June 30, 2009	12	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SMALL CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008

OPERATIONS:
Net investment loss	$(1,116,998)	$(2,334,230)
Net realized loss on investments	(40,397,541)	(159,629,883)
Net change in unrealized appreciation/(depreciation) on investments	49,218,263	(64,887,240)

Net increase/(decrease) in net assets resulting from operations	7,703,724	(226,851,353)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(658,693)
Institutional Class	—	(445,669)
Class A	—	(14,937)

Total distributions	—	(1,119,299)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	31,135,150	95,030,108
Issued to shareholders in reinvestment of distributions	—	577,403
Cost of shares redeemed	(42,328,027)	(139,931,255)
Acquisition (Note 11)	4,839,602	—

Net decrease from share transactions	(6,353,275)	(44,323,744)

Institutional Class
Proceeds from sale of shares	40,967,713	113,576,735
Issued to shareholders in reinvestment of distributions	—	440,730
Cost of shares redeemed	(25,790,495)	(65,974,983)
Acquisition (Note 11)	18,778,096	—

Net increase from share transactions	33,955,314	48,042,482

Class A
Proceeds from sale of shares	595,818	4,225,380
Issued to shareholders in reinvestment of distributions	—	9,119
Cost of shares redeemed	(2,200,186)	(7,154,591)

Net decrease from share transactions	(1,604,368)	(2,920,092)

Net increase/(decrease) in net assets	$33,701,395	$(227,172,006)

NET ASSETS:
Beginning of period	348,953,098	576,125,104

End of period (including accumulated net investment income/(loss) of $(1,116,998) and $0, respectively)	$382,654,493	$348,953,098

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	2,732,425	5,911,298
Distributions reinvested	—	49,435
Redeemed	(3,812,429)	(8,631,923)
Acquisition (Note 11)	393,713	—

Net decrease in shares outstanding	(686,291)	(2,671,190)

Institutional Class
Sold	3,501,829	7,017,362
Distributions reinvested	—	36,575
Redeemed	(2,278,146)	(4,434,797)
Acquisition (Note 11)	1,477,010	—

Net increase in shares outstanding	2,700,693	2,619,140

Class A
Sold	53,539	246,334
Distributions reinvested	—	779
Redeemed	(187,344)	(414,557)

Net decrease in shares outstanding	(133,805)	(167,444)

See Notes to Financial Statements	13	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.98		$19.71	$20.47		$19.40	$18.45		$16.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.11)	(0.22)		(0.16)	(0.14)		(0.17)
Net realized and unrealized gain/(loss) on investments	0.37		(7.58)	1.76		1.96	1.91		3.86

Total from Investment Operations	0.32		(7.69)	1.54		1.80	1.77		3.69

LESS DISTRIBUTIONS:
From investment income	—		(0.04)	—		—	—		—
From capital gains	—		—	(2.30)		(0.75)	(0.82)		(1.41)

Total Distributions	—		(0.04)	(2.30)		(0.75)	(0.82)		(1.41)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00	(b)	0.02	0.00	(b)	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.32		(7.73)	(0.76)		1.07	0.95		2.28

NET ASSET VALUE, END OF PERIOD	$12.30		$11.98	$19.71		$20.47	$19.40		$18.45

TOTAL RETURN	2.67	%(e)	(39.02)%	7.36%		9.34%	9.63%		22.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$199,819		$202,874	$386,404		$407,848	$323,125		$187,230
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.87	)%(f)	(0.60)%	(1.05)%		(0.79)%	(0.96)%		(1.21)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.64	%(f)	1.65%	1.71	%(d)	1.69%	1.73	%(c)	1.78%
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a		1.71%	1.98%		1.80%
PORTFOLIO TURNOVER RATE	122	%(e)	313%	232%		210%	181%		207%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

(d) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(e) Not Annualized.

(f) Annualized.

June 30, 2009	14	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.37		$20.27	$20.93		$19.77	$18.71	$16.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.07)	(0.16)		(0.05)	(0.08)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.39		(7.79)	1.80		1.95	1.96	3.88

Total from Investment Operations	0.34		(7.86)	1.64		1.90	1.88	3.81

LESS DISTRIBUTIONS:
From investment income	—		(0.04)	—		—	—	—
From capital gains	—		—	(2.30)		(0.75)	(0.82)	(1.41)

Total Distributions	—		(0.04)	(2.30)		(0.75)	(0.82)	(1.41)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00	(b)	0.01	0.00 (b)	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.34		(7.90)	(0.66)		1.16	1.06	2.40

NET ASSET VALUE, END OF PERIOD	$12.71		$12.37	$20.27		$20.93	$19.77	$18.71

TOTAL RETURN	2.75	%(d)	(38.78)%	7.67%		9.63%	10.08%	23.31%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$179,726		$141,442	$178,787		$139,716	$34,442	$10,491
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.51	)%(e)	(0.25)%	(0.70)%		(0.47)%	(0.53)%	(0.76)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.27	%(e)	1.30%	1.37	%(c)	1.34%	1.34%	1.34%
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a		1.39%	1.66%	1.48%
PORTFOLIO TURNOVER RATE	122	%(d)	313%	232%		210%	181%	207%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	15	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	PERIOD ENDED DECEMBER 31, 2005(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.01		$19.75	$20.49		$19.41	$17.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.23)		(0.22)	(0.28)		(0.22)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.54		(7.48)	1.84		2.02	3.20

Total from Investment Operations	0.31		(7.70)	1.56		1.80	3.10

LESS DISTRIBUTIONS:
From investment income	—		(0.04)	—		—	—
From capital gains	—		—	(2.30)		(0.75)	(0.82)

Total Distributions	—		(0.04)	(2.30)		(0.75)	(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00	(c)	0.03	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.31		(7.74)	(0.74)		1.08	2.28

NET ASSET VALUE, END OF PERIOD	$12.32		$12.01	$19.75		$20.49	$19.41

TOTAL RETURN(d)	2.58	%(e)	(38.99)%	7.45%		9.39%	18.13	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,110		$4,637	$10,934		$14,379	$23,090
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.86	)%(f)	(0.60)%	(0.96)%		(0.71)%	(0.82	)%(f)
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.64	%(f)	1.61%	1.62	%(i)	1.59%	1.69	%(f)(g)
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a		1.59%	1.92	%(f)
PORTFOLIO TURNOVER RATE	122	%(e)	313%	232%		210%	181	%(h)

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) The Fund began offering Class A shares on May 2, 2005.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

(i) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

June 30, 2009	16	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2009, the Trust has 34 registered funds. This semi-annual report describes one fund offered by the Trust. The accompanying financial statements and financial highlights are those of the Forward Small Cap Equity Fund (the “Fund”). The Fund seeks to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential.

The Fund offers Investor Class, Institutional Class and Class A shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A Shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with policies established by the Board of Trustees. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

The Fund may invest a high percentage of its assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2009.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with

17	June 30, 2009

Notes to Financial Statements (Unaudited)

procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Cash Management Transactions: The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world class commercial bank. This fully automated program allows the Fund to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is

June 30, 2009	18

Notes to Financial Statements (Unaudited)

ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, the Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2009, the Fund had no securities on loan and during the six months ended June 30, 2009 there was no securities lending activity in the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: Financial Accounting Standards Board Statement of Financial Accounting Standards (“SFAS”) No. 157 is effective for the Fund’s financial statements issued after December 31, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants

19	June 30, 2009

Notes to Financial Statements (Unaudited)

would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Quoted prices in active markets for identical investments

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$371,947,642	—	—	$371,947,642
Short-Term Bank Debt Instruments	17,816,176	—	—	17,816,176

Total	$389,763,818	—	—	$389,763,818

For the six months ended June 30, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REITs”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to

June 30, 2009	20

Notes to Financial Statements (Unaudited)

Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to the Fund or class of shares of the Fund are charged directly to the Fund or share class. Expenses that are common to all Funds in the Trust generally are allocated among the Funds in the Trust by proportion to their average daily net assets. The Fund offers multiple share classes and all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield.

ReFlow Transactions: The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund

21	June 30, 2009

Notes to Financial Statements (Unaudited)

for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Fund’s participation in ReFlow. ReFlow fees that were incurred by the Fund during the six months ended June 30, 2009 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2009, based on the Fund’s average daily net assets: 1.05% on assets up to and including $500 million and 1.00% on assets over $500 million.

The Trust and Forward Management have entered into an investment sub-advisory agreement with Hoover Investment Management Co., LLC (“Hoover” or the “Sub-Advisor”) for the Fund. Pursuant to this agreement, the Sub-Advisor provides investment sub-advisory services to the Fund and is entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates based on the Fund’s average daily net assets of 0.70% on assets up to and including $100 million and 0.55% on assets over $100 million.

Expense Limitations In previous years, Forward Management had agreed to limit the total expenses of the classes of the Fund, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses. Pursuant to these agreements, the Fund would reimburse Forward Management for any fee waivers made by Forward Management, provided that any such reimbursements made by the Fund to Forward Management would not cause the Fund's expense limitation to exceed expense limitations in existence at the time the expense was incurred or at the time of the reimbursement, whichever is lower, and the reimbursement was made within three years after the expenses were incurred. During the six months ended June 30, 2009, Forward Management had not agreed to limit the expenses of the Fund.

For the six months ended June 30, 2009, there were no fee waivers and recoupment of previously waived fees for the Fund.

As of June 30, 2009, the balance of recoupable expenses for the Fund, amounts include recoupable expenses from the reorganization of the Forward Mini-Cap Fund into the Fund, were as follows:

CLASS	2006	2007	2008	2009	TOTAL
Investor Class	$90,966	$8,745	$17,208	$6,652	$123,571
Institutional Class	94,232	109,803	170,351	28,313	402,699
Class A	744	N/A	N/A	N/A	744

4. Distribution Plans and Shareholder Services Plans

The Fund has adopted Service and Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 which allow the Fund to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s

June 30, 2009	22

Notes to Financial Statements (Unaudited)

average daily net assets attributable to Investor Class shares and up to 0.35% of the Fund’s average daily net assets attributable to Class A shares.

In addition, the Fund has adopted a shareholder services plan (the “Shareholder Services Plan”) for Investor Class, Institutional Class and Class A shares that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, and up to 0.20% of the Fund’s average daily net assets attributable to Class A shares.

The expenses of the Distribution Plans and Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Fund’s administrator.

AFS serves as the Fund’s transfer agent and dividend paying agent.

BBH is the Fund’s custodian.

5. Trustee and Officer Fees

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2009, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). The Trust, on behalf of the Fund, pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Fund. The Trust receives no compensation from the Fund.

The Fund’s Chief Compliance Officer is employed by Forward Management. The Fund pays an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Fund. In addition, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Fund. Based on experience, however, the Fund expects the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

23	June 30, 2009

Notes to Financial Statements (Unaudited)

The following entities owned of record or beneficially, as of June 30, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

CLASS	NAME	PERCENTAGE
Investor Class	Charles Schwab & Co., Inc.	28.45%
	National Financial Services, Corp.	14.73%
	New York Life Trust Co.	9.53%
	SEI Private Trust Co.	7.77%

Institutional Class	Prudential Investment Management	58.28%
	Charles Schwab & Co., Inc.	12.63%
	Patterson & Co.	9.07%
	National Financial Services, Corp.	5.65%

Class A	JPMorgan Chase Bank	31.97%
	Wilmington Trust Retirement and Institutional Services	21.65%

8. Purchases and Sales of Investments

Purchases and sales of investment securities, excluding temporary short-term securities, were $404,200,139 and $402,940,410, respectively, during the six months ended June 30, 2009.

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2009, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes were as follows:

Cost of Investments	$336,883,305
Gross Unrealized Appreciation	$57,337,934
Gross Unrealized Depreciation	(4,457,421)

Net Unrealized Appreciation	$52,880,513

Post October Loss: Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Fund elected to defer capital losses occurring between November 1, 2008 and December 31, 2008 in the amount of $67,868,898.

Capital Loss Carryforwards: As of December 31, 2008, the Fund had available for Federal income tax purposes unused capital losses of $88,793,562, which expire December 31, 2016.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The amount and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2009.

The tax character of distributions paid during the year ended December 31, 2008, was characterized as follows:

Ordinary Income	$1,119,299
Long-Term Capital Gain	0

June 30, 2009	24

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

11. Reorganization of Forward Mini-Cap Fund into the Fund

On April 29, 2009, the Board of Trustees, including all of the Independent Trustees, approved a reorganization of the Forward Mini-Cap Fund (the “Acquired Fund”) into the Fund. The reorganization did not require approval by the shareholders of the Acquired Fund.

As of the close of business on June 26, 2009, the assets of the Acquired Fund were acquired by the Fund in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Acquired Fund. Upon the closing of the reorganization, the Fund issued 1,477,010 and 393,713 shares of Institutional Class and Investor Class, respectively, in exchange for net assets of the Acquired Fund valued at $18,778,096 and $4,839,602, respectively. On June 29, 2009, the combined value of the Acquired Fund (which included accumulated realized losses of $(1,919,025) and unrealized appreciation of $3,715,628) and the Fund was $382,213,035. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes. The unused capital loss carryforward totaling $26,181,640 for potential utilization and is subject to tax limitations.

12. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 25, 2009 (the date the financial statements were available to be issued). This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

25	June 30, 2009

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

FORWARD FUNDS

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Emerging Markets

Forward Emerging Markets Fund

International

Forward International Equity Fund

Forward International Small Companies Fund

Core

Forward Large Cap Equity Fund

Small Cap

Forward Banking and Finance Fund

Forward Growth Fund

Forward Legato Fund

Forward Small Cap Equity Fund

Real Estate

Forward International Real Estate Fund

Forward Real Estate Fund

Forward Strategic Realty Fund

Alternative Strategies

Forward Global Infrastructure Fund

Forward International Fixed Income Fund

Forward Long/Short Credit Analysis Fund

Forward Select Income Fund

Printed on recycled paper using soy-based inks.

FWD002098 091010

FORWARD FUNDS

Semiannual Report

Forward Global Infrastructure Fund

Forward International Real Estate Fund

Forward Select Income Fund

Forward Strategic Realty Fund

June 30, 2009

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2009

1

Shareholder Update	June 30, 2009

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

Over the last few years, investors have faced a crisis of confidence as perceived investment wisdom has been turned on its head. Traditional asset allocation has suffered as investments that typically were not correlated became correlated during the recent market crisis, and traditional safe-haven investments like CD’s, bonds, real estate and large cap stocks also were drawn into question. In response, government officials and global central bankers provided massive capital infusions to help jump start the markets. Starting in early 2009, these support measures began to pay off as credit spreads began narrowing, and the overall outlook started to improve.

In March of this year, a recovery in the global equity markets began to signal that the worst days of this economic crisis might be behind us. During the second quarter, banks, REITs and other leveraged players around the globe began to issue equity in an effort to avoid default and strengthen their balance sheets. In addition, banks began repaying government capital infusions and were in the process of being able to function normally on their own once again.

The markets still have a way to go before we can conclude that there has been a complete recovery. There will be much need for continued strengthening in consumer, government and corporate balance sheets. Legal and regulatory structures will no doubt be overhauled, as one of the biggest lessons learned was that too much leverage is hazardous to the markets.

In reviewing the past six months, I found it interesting to note that companies and countries with less debt—like technology companies and emerging market countries—performed strongly in the rebound as they were able to bounce back more quickly. As the recovery phase unfolded, many high yielding securities enjoyed a significant improvement as the panic mentality surrounding the market began to decline. I also was intrigued to see that diversification internationally and across asset classes began to reassert itself as a powerful driver of investment returns. We have always believed that an asset allocation with non-correlated asset classes is the best way to maintain a strong portfolio.

We remain focused on asset classes that will benefit from the continued recovery, as well as overall global growth. In June 2009, we added four new funds to the Forward Funds family. These funds, formerly the Kensington Funds, add additional diversification options for our shareholders seeking exposure to global infrastructure, real estate and income-oriented portfolios:

•	Forward Global Infrastructure Fund invests in a broad universe of infrastructure equities in developed and emerging markets

•	Forward Select Income Fund invests in real estate preferred stocks, bonds and high-income common stocks and utilizes portfolio leverage

•	Forward International Real Estate Fund invests in large, high quality international real estate equities

•	Forward Strategic Realty Fund invests in a broad investment universe of real estate equities which may include foreign real estate companies and utilizes portfolio leverage

June 30, 2009	2

Our newest real estate funds offer additional alternatives for investors seeking exposure to real estate, and complement one of our flagship funds, the Forward Real Estate Fund, which was launched in 1999:

•	Forward Real Estate Fund invests in U.S. real estate equities, investing primarily in REITs and REOCs

The portfolio management teams for these funds have built deep expertise investing in real estate and infrastructure, and these portfolios offer investors access to companies involved in the ownership, development, management and financing of commercial real estate and infrastructure assets throughout the world. With low valuations in real estate—and the potential for substantial yield opportunities—our newest funds offer our investors solid investment alternatives. To learn more about our newest portfolios, visit www.forwardfunds.com.

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds in the first half of 2009, and thank you for the continued confidence that you place in our Funds.

Best regards,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

The statements and opinions expressed herein are those of the author and should not be considered investment advice.

You should consider the investment objectives, risks, charges and expenses of the Forward Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. It should be read carefully before investing.

REIT funds will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

Foreign securities, especially emerging markets, will involve additional risks including exchange rate fluctuations, social and political instability, liquidity, greater volatility and less regulation.

Forward Global Infrastructure Fund, Forward Select Income Fund, Forward International Real Estate, Fund Forward Strategic Realty Fund and the Forward Real Estate Fund are non-diversified, meaning they may concentrate their assets in fewer individual holdings than diversified funds. Therefore, these Funds are more exposed to individual stock volatility than diversified funds.

Because the Forward Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has a greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities.

Forward Select Income and Forward Strategic Realty Funds’ use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of these Funds.

Certain of the Funds will invest in lower-rated debt securities and may utilize derivatives for hedging purposes.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

3	June 30, 2009

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Forward Global Infrastructure Fund(g)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-32.40%	-17.11%	06/29/07

Class A (load adjusted)(a)	-36.49%	-19.79%	06/29/07

Class A (without load)(b)	-32.62%	-17.38%	06/29/07

Class B (with CDSC)(c)	-36.42%	-19.22%	06/29/07

Class B (without CDSC)(d)	-33.14%	-18.02%	06/29/07

Class C (with CDSC)(e)	-33.77%	-18.00%	06/29/07

Class C (without CDSC)(f)	-33.11%	-18.00%	06/29/07

Forward International Real Estate Fund(h)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-32.12%	-12.78%	04/28/06

Class A (load adjusted)(a)	-36.20%	-14.61%	04/28/06

Class A (without load)(b)	-32.32%	-12.99%	04/28/06

Class B (with CDSC)(c)	-36.16%	-14.40%	04/28/06

Class B (without CDSC)(d)	-32.85%	-13.66%	04/28/06

Class C (with CDSC)(e)	-33.56%	-13.67%	04/28/06

Class C (without CDSC)(f)	-32.90%	-13.67%	04/28/06

Forward Select Income Fund(i )

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-24.82%	N/A	-12.81%	04/28/06

Class A (load adjusted)(a)	-29.46%	-7.17%	2.92%	03/30/01

Class A (without load)(b)	-25.17%	-6.06%	3.67%	03/30/01

Class B (with CDSC)(c)(k)	-29.01%	-7.03%	2.87%	03/30/01

Class B (without CDSC)(d)(k)	-25.82%	-6.80%	2.87%	03/30/01

Class C (with CDSC)(e)(k)	-26.46%	-6.81%	2.86%	03/30/01

Class C (without CDSC)(f)(k)	-25.83%	-6.81%	2.86%	03/30/01

June 30, 2009	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2009

Forward Strategic Realty Fund(j)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-51.36%	N/A	-23.81%	04/28/06

Class A (load adjusted)(a)	-55.35%	-11.31%	4.57%	09/15/99

Class A (without load)(b)	-52.62%	-10.25%	5.21%	09/15/99

Class B (with CDSC)(c)	-55.06%	-11.11%	4.43%	09/15/99

Class B (without CDSC)(d)	-52.96%	-10.92%	4.43%	09/15/99

Class C (with CDSC)(e)	-53.39%	-10.93%	4.42%	09/15/99

Class C (without CDSC)(f)	-52.97%	-10.93%	4.42%	09/15/99

(a) Includes the effect of the maximum 5.75% sales charge.

(b) Excludes sales charge.

(c) Includes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(d) Excludes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(e) Includes the 1.00% contingent deferred sales charge (“CDSC”).

(f) Excludes the 1.00% contingent deferred sales charge (“CDSC”).

(g) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(h) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(i) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(j) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(k) While Class B and Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

Because the Forward Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Investors in the Forward International Real Estate Fund should be aware of the risks involved with investing in a non-diversified fund concentrating in real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. These risks are discussed in the Fund’s prospectus. By itself the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investments. There is no guarantee that the investment objective will be achieved. Investments in foreign securities involve additional risks such as greater volatility and political, economic and currency risks and differences in accounting methods.

The Forward Select Income Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund.

The Forward Strategic Realty Fund will invest in lower-rated debt securities and may utilize derivatives for hedging purposes. The Fund’s use of short selling involves additional risks and transaction costs, and creates leverage, which can increase the volatility of the Fund. The Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers, since it is a “non-diversified” mutual fund.

5	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD GLOBAL INFRASTRUCTURE FUND(d)
Institutional Class
Actual	$1,000.00	$1,085.00	1.25%	$6.47

Hypothetical	$1,000.00	$1,018.59	1.25%	$6.26
Class A
Actual	$1,000.00	$1,083.30	1.50%	$7.74

Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class B
Actual	$1,000.00	$1,079.30	2.25%	$11.60

Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

June 30, 2009	6

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)		EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD GLOBAL INFRASTRUCTURE FUND(d)
Class C
Actual	$1,000.00	$1,079.80	2.25%		$11.59

Hypothetical	$1,000.00	$1,013.64	2.25%		$11.23

FORWARD INTERNATIONAL REAL ESTATE FUND(e)
Institutional Class
Actual	$1,000.00	$1,119.50	1.39%		$7.30

Hypothetical	$1,000.00	$1,018.20	1.39%		$6.96
Class A
Actual	$1,000.00	$1,117.80	1.63%		$8.56

Hypothetical	$1,000.00	$1,016.99	1.63%		$8.15
Class B
Actual	$1,000.00	$1,113.60	2.33%		$12.21

Hypothetical	$1,000.00	$1,013.46	2.33%		$11.63
Class C
Actual	$1,000.00	$1,112.70	2.34%		$12.26

Hypothetical	$1,000.00	$1,013.41	2.34%		$11.68

FORWARD SELECT INCOME FUND(f)
Institutional Class
Actual	$1,000.00	$1,275.40	1.33%		$7.50

Hypothetical	$1,000.00	$1,018.20	1.33%		$6.66
Class A
Actual	$1,000.00	$1,269.60	1.58%		$8.89

Hypothetical	$1,000.00	$1,016.96	1.58%		$7.90
Class B
Actual	$1,000.00	$1,264.30	2.33%		$13.08

Hypothetical	$1,000.00	$1,013.24	2.33%		$11.63
Class C
Actual	$1,000.00	$1,263.90	2.33%		$13.08

Hypothetical	$1,000.00	$1,013.24	2.33%		$11.63

FORWARD STRATEGIC REALTY FUND(g)
Institutional Class
Actual	$1,000.00	$1,058.00	1.29%	(c)	$6.58

Hypothetical	$1,000.00	$1,018.40	1.29%	(c)	$6.46

7	June 30, 2009

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2009

	BEGINNING ACCOUNT VALUE 01/01/09	ENDING ACCOUNT VALUE 06/30/09	EXPENSE RATIO(a)		EXPENSES PAID DURING PERIOD(b) 01/01/09-06/30/09

FORWARD STRATEGIC REALTY FUND(g)
Class A
Actual	$1,000.00	$1,056.70	1.54%	(c)	$7.85

Hypothetical	$1,000.00	$1,017.16	1.54%	(c)	$7.70
Class B
Actual	$1,000.00	$1,052.60	2.29%	(c)	$11.65

Hypothetical	$1,000.00	$1,013.44	2.29%	(c)	$11.43
Class C
Actual	$1,000.00	$1,052.40	2.29%	(c)	$11.65

Hypothetical	$1,000.00	$1,013.44	2.29%	(c)	$11.43

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) Expenses are based on estimated amounts for the most recent fiscal half year due to the reorganization of the Forward Strategic Realty Fund prior to the close of business on June 12, 2009. The above expense ratios reflect the expenses that a shareholder would see if those changes had been in place throughout the most recent fiscal half-year. Actual expenses for the period for the Institutional Class, Class A, Class B and Class C were -0.38%, -0.11%, 0.63% and 0.62%, respectively.

(d) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(e) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(f) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(g) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

June 30, 2009	8

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD GLOBAL INFRASTRUCTURE FUND(a)
United States	24.46%

France	12.31%

Spain	10.35%

Germany	9.52%

Canada	8.88%

Italy	5.50%

United Kingdom	4.47%

China	4.47%

Japan	4.01%

Netherlands	2.90%

Singapore	2.50%

Russia	1.16%

Hong Kong	1.09%

Bermuda	1.08%

Switzerland	1.07%

Australia	0.73%

Mexico	0.56%

Brazil	0.29%

Short-Term Bank Debt Instruments & Net Cash	4.65%
100.00%

FORWARD INTERNATIONAL REAL ESTATE FUND(b)
Hong Kong	30.34%

Japan	21.43%

Australia	11.95%

United Kingdom	8.25%

France	7.61%

Singapore	4.86%

Canada	4.11%

Netherlands	2.35%

China	2.21%

Norway	1.19%

Finland	1.04%

Sweden	0.86%

Switzerland	0.71%

United States	0.01%

Short-Term Bank Debt Instruments & Net Cash	3.08%
100.00%

FORWARD SELECT INCOME FUND(c)
Retail REITs	26.83%

Office REITs	25.56%

Specialized REITs	24.28%

Residential REITs	15.32%

Industrial REITs	11.23%

Diversified REITs	8.12%

Mortgage REITs	1.53%

Short-Term Bank Debt Instruments & Net Cash	-12.87%
100.00%

FORWARD STRATEGIC REALTY FUND(d)
Office REITs	26.52%

Retail REITs	20.23%

Specialized REITs	15.60%

Mortgage REITs	7.54%

Residential REITs	6.67%

Exchange-Traded Funds	6.53%

Diversified REITs	5.44%

Industrial REITs	4.17%

Real Estate Operating Companies	0.96%

Short-Term Bank Debt Instruments & Net Cash	6.34%
100.00%

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Prior to close the of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(c) Prior to close of the business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(d) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

9	June 30, 2009

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarters ended March 31, 2009. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2009 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2009	10

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 95.35%
Australia: 0.73%

75,000	DUET Group(b)	$93,028

275,000	Transurban Group(b)	923,987

		1,017,015

Bermuda: 1.08%

136,900	Ship Finance International, Ltd.	1,510,007

Brazil: 0.29%

13,487	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR(c)	404,475

Canada: 8.88%

107,000	Enbridge, Inc.	3,712,780

6,000	Potash Corp. of Saskatchewan, Inc.	558,300

301,000	TransCanada Corp.	8,104,991

		12,376,071

China: 4.47%

3,418,000	Dalian Port (PDA) Co., Ltd.(b)	1,375,791

1,070,000	Jiangsu Expressway Co., Ltd.(b)	782,186

1,982,000	Shenzhen Expressway Co., Ltd.(b)	940,587

4,250,000	Sichuan Expressway Co., Ltd.(b)(d)	1,747,534

1,750,100	Zhejiang Expressway Co., Ltd.(b)	1,381,712

		6,227,810

France: 12.31%

22,500	Aeroports de Paris(b)	1,654,204

175,000	GDF Suez(b)	6,550,637

75,000	Suez Environnement SA(b)	1,314,318

60,000	Veolia Environnement(b)	1,773,999

130,000	Vinci SA(b)	5,866,149

		17,159,307

Germany: 9.52%

198,500	E.ON AG(b)	7,049,127

35,000	RWE AG(b)	2,770,422

50,000	Siemens AG(b)	3,462,551

		13,282,100

Hong Kong: 1.09%

3,098,000	Guangdong Investment, Ltd.(b)	1,520,928

Shares		Value (Note 2)

Italy: 5.50%

350,000	Atlantia SpA(b)	$7,089,117

118,982	Enel SpA(b)	580,847

		7,669,964

Japan: 4.01%

260	Central Japan Railway Co.(b)	1,598,346

27,000	East Japan Railway Co.(b)	1,625,559

280,300	Kamigumi Co., Ltd.(b)	2,368,959

		5,592,864

Mexico: 0.56%

20,000	Grupo Aeroportuario del Sureste SAB de CV, ADR(c)	780,000

Netherlands: 2.90%

65,000	Koninklijke Vopak NV(b)(d)	3,256,209

13,344	Smit Internationale NV(b)	792,076

		4,048,285

Russia: 1.16%

80,000	Gazprom OAO, Sponsored ADR(b)(c)	1,624,496

Singapore: 2.50%

1,500,000	SMRT Corp., Ltd.(b)	1,747,204

1,450,000	Straits Asia Resources, Ltd.(b)	1,739,519

		3,486,723

Spain: 10.35%

421,600	Abertis Infraestructuras SA(b)	7,961,742

300,000	Iberdrola Renovables SA(b)(d)	1,375,363

625,000	Iberdrola SA(b)	5,096,587

		14,433,692

Switzerland: 1.07%

20,000	Transocean, Ltd.(d)	1,485,800

United Kingdom: 4.47%

525,000	Centrica Plc(b)	1,930,433

275,000	National Grid Plc(b)	2,481,483

97,100	Scottish & Southern Energy Plc(b)	1,826,853

		6,238,769

United States: 24.46%

57,200	American Electric Power Co., Inc.	1,652,509

See Notes to Financial Statements	11	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund(a)

Shares		Value (Note 2)

United States (continued): 24.46%

20,000	Diamond Offshore Drilling, Inc.	$1,661,000

480,000	El Paso Corp.	4,430,400

73,000	Energy Transfer Partners, LP	2,955,770

15,025	Entergy Corp.	1,164,738

70,000	Exelon Corp.	3,584,700

25,000	Foster Wheeler AG(d)	593,750

60,000	FPL Group, Inc.	3,411,600

20,000	KBR, Inc.	368,800

8,500	Monsanto Co.	631,890

22,500	Plains All American Pipeline, LP	957,375

45,900	Public Service Enterprise Group, Inc.	1,497,717

18,000	Schlumberger, Ltd.	973,980

17,000	The Shaw Group, Inc.(d)	465,970

625,000	The Williams Cos., Inc.	9,756,249

		34,106,448

	Total Common Stocks (Cost $168,421,113)	132,964,754

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 1.97%
$2,748,495	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	$2,748,495

	Total Short-Term Bank Debt Instruments (Cost $2,748,495)	2,748,495

	Total Investments: 97.32% (Cost $171,169,608)	135,713,249

	Net Other Assets and Liabilities: 2.68%	3,738,433

	Net Assets: 100.00%	$139,451,682

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Fair valued security.

(c) ADR — American Depositary Receipt.

(d) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2009	12	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 96.92%
Australia: 11.95%

533,700	CFS Retail Property Trust(b)	$707,013

400,000	Commonwealth Property Office Fund(b)	267,107

424,697	Dexus Property Group(b)	255,503

380,000	Mirvac Group(b)	329,262

198,017	Stockland(b)	510,775

521,436	Westfield Group(b)	4,772,337

		6,841,997

Canada: 4.11%

10,500	Boardwalk Real Estate Investment Trust	295,190

57,150	Brookfield Properties Corp.	455,486

50,200	Calloway Real Estate Investment Trust	554,157

11,800	Canadian Real Estate Investment Trust	249,564

61,000	RioCan Real Estate Investment Trust	801,340

		2,355,737

China: 2.21%

174,000	Agile Property Holdings, Ltd.(b)	247,898

15,000	E-House (China) Holdings, Ltd, ADR(c)(d)	231,600

260,000	Shui On Land, Ltd.(b)	176,809

175,000	Sino-Ocean Land Holdings, Ltd.(b)	198,713

668,000	Soho China, Ltd.(b)	411,261

		1,266,281

Finland: 1.04%

227,321	Citycon Oyj(b)	593,631

France: 7.61%

14,902	Societe Immobiliere de Location pour l’Industrie et le Commerce(b)	1,318,368

20,338	Unibail-Rodamco SE(b)	3,040,820

		4,359,188

Hong Kong: 30.34%

1,710,000	Champion Real Estate Investment Trust(b)	559,199

950,000	China Overseas Land & Investment, Ltd.(b)	2,192,586

447,000	China Resources Land, Ltd.(b)	984,576

270,000	Franshion Properties China, Ltd.(b)	91,820

141,000	Great Eagle Holdings, Ltd.(b)	294,896

730,800	Hang Lung Properties, Ltd.(b)	2,406,542

Shares		Value (Note 2)

369,700	Henderson Land Development Co., Ltd.(b)	$2,109,590

224,000	Hongkong Land Holdings, Ltd.(b)	788,906

90,000	Hopson Development Holdings, Ltd.(b)	138,080

429,000	The Link REIT(b)	911,755

1,050,000	New World China Land, Ltd.(b)	580,504

445,000	New World Development Co., Ltd.(b)	801,012

263,000	Shimao Property Holdings, Ltd.(b)	507,064

403,100	Sun Hung Kai Properties, Ltd.(b)	5,005,612

		17,372,142

Japan: 21.43%

22,000	Aeon Mall Co., Ltd.(b)	417,507

85	Japan Real Estate Investment Corp.(b)	705,069

30	Japan Retail Fund Investment Corp.(b)	138,399

241,000	Mitsubishi Estate Co., Ltd.(b)	4,001,004

230,800	Mitsui Fudosan Co., Ltd.(b)	4,003,033

157	Nippon Building Fund, Inc.(b)	1,342,031

350	NTT Urban Development Corp.(b)	337,394

120	Orix JREIT, Inc.(b)	549,445

104	Tokyu REIT, Inc.(b)	562,110

50	United Urban Investment Corp.(b)	214,131

		12,270,123

Netherlands: 2.35%

27,600	Corio NV(b)	1,346,047

Norway: 1.19%

767,445	Norwegian Property ASA(b)(c)	681,948

Singapore: 4.86%

961,900	CapitaCommercial Trust(b)	541,849

502,500	CapitaLand, Ltd.(b)	1,277,622

550,000	CapitaMall Trust(b)	528,963

365,000	Suntec Real Estate Investment Trust(b)	216,142

140,000	Yanlord Land Group, Ltd.(b)	219,482

		2,784,058

Sweden: 0.86%

78,700	Hufvudstaden AB, Class A(b)	489,649

See Notes to Financial Statements	13	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund(a)

Shares		Value (Note 2)

Switzerland: 0.71%

8,500	PSP Swiss Property AG(b)(c)	$406,109

United Kingdom: 8.25%

137,256	British Land Co. Plc(b)	864,277

23,008	Derwent London Plc(b)	354,385

73,800	Great Portland Estates Plc(b)	267,442

183,101	Hammerson Plc(b)	928,443

117,700	Helical Bar Plc(b)	638,856

109,809	Land Securities Group Plc(b)	853,932

95,000	London & Stamford Property, Ltd.(b)	184,583

877,600	Segro Plc(b)	350,849

48,660	Shaftesbury Plc(b)	242,111

175,000	Workspace Group Plc(b)	40,336

		4,725,214

United States: 0.01%

40	Simon Property Group, Inc.	2,057

22	Vornado Realty Trust	991

		3,048

	Total Common Stocks (Cost $61,909,118)	55,495,172

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 2.43%
$1,394,831	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	$1,394,831

	Total Short-Term Bank Debt Instruments (Cost $1,394,831)	1,394,831

	Total Investments: 99.35% (Cost $63,303,949)	56,890,003

	Net Other Assets and Liabilities: 0.65%	369,353

	Net Assets: 100.00%	$57,259,356

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) Fair valued security.

(c) Non-income producing security.

(d) ADR — American Depositary Receipt.

Percentages stated as a percent of net assets.

June 30, 2009	14	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 7.81%
Diversified REITs: 0.72%

190,000	Liberty Property Trust	$4,377,600

Industrial REITs: 1.07%

345,381	AMB Property Corp.	6,496,617

Mortgage REITs: 0.33%

288,486	MFA Financial, Inc.	1,996,323

Office REITs: 1.78%

472,701	Mack-Cali Realty Corp.	10,777,583

Residential REITs: 3.78%

118,500	AvalonBay Communities, Inc.	6,628,890

730,000	Equity Residential	16,227,900

		22,856,790

Retail REITs: 0.13%

28,800	Taubman Centers, Inc.	773,568

	Total Common Stocks (Cost $48,528,508)	47,278,481

CONVERTIBLE PREFERRED STOCKS: 0.21%
Specialized REITs: 0.21%

	FelCor Lodging Trust, Inc.

221,810	Series A, 1.950%	1,264,317

	Total Convertible Preferred Stocks (Cost $4,807,542)	1,264,317

PREFERRED STOCKS: 100.29%
Diversified REITs: 6.98%

	CapLease, Inc.

478,000	Series A, 8.125%	8,828,660

	Colonial Properties Trust

97,817	Series D, 8.125%	1,809,615

	Cousins Properties, Inc.

191,389	Series B, 7.500%	2,819,160

	PS Business Parks, Inc.

122,532	Series H, 7.000%	2,260,715

157,100	Series K, 7.950%	3,236,260

468,400	Series L, 7.600%	9,269,635

77,400	Series O, 7.375%	1,479,114

274,300	Series P, 6.700%	4,813,965

Shares		Value (Note 2)

	Vornado Realty Trust

22,100	Series E, 7.000%	$429,845

200	Series F, 6.750%	3,750

83,300	Series G, 6.625%	1,528,555

2,600	Series H, 6.750%	47,918

310,599	Series I, 6.625%	5,736,764

		42,263,956

Industrial REITs: 8.59%

	AMB Property Corp.

239,400	Series M, 6.750%	4,343,913

324,169	Series O, 7.000%	6,178,661

279,830	Series P, 6.850%	5,157,267

	First Industrial Realty Trust, Inc.

352,500	Series J, 7.250%	4,032,600

	Monmouth Real Estate Investment Corp.

232,050	Series A, 7.625%	4,030,709

	ProLogis

406,380	Series C, 8.540%(b)(c)	16,655,565

420,770	Series F, 6.750%	6,732,320

294,317	Series G, 6.750%	4,826,799

		51,957,834

Mortgage REITs: 1.20%

	iStar Financial, Inc.

50,000	Series D, 8.000%	360,000

462,400	Series E, 7.875%	3,306,160

272,500	Series F, 7.800%	1,937,475

210,700	Series G, 7.650%	1,495,970

25,000	Series I, 7.500%	167,500

		7,267,105

Office REITs: 23.49%

	Alexandria Real Estate Equities, Inc.

498,194	Series C, 8.375%	10,237,887

	BioMed Realty Trust, Inc.

1,194,500	Series A, 7.375%	20,808,189

See Notes to Financial Statements	15	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund(a)

Shares		Value (Note 2)
Office REITs (continued): 23.49%

	Brandywine Realty Trust

49,450	Series C, 7.500%	$800,101

54,300	Series D, 7.375%	874,230

	Corporate Office Properties Trust

633,125	Series G, 8.000%	13,599,525

15,300	Series H, 7.500%	308,448

99,100	Series J, 7.625%	1,996,865

	Digital Realty Trust, Inc.

881,440	Series A, 8.500%	19,391,679

	Duke Realty Corp.

370,300	Series L, 6.600%	4,943,505

274,773	Series N, 7.250%	3,978,713

800,162	Series O, 8.375%	14,050,845

	Highwoods Properties, Inc.

224,243	Series B, 8.000%	4,765,164

	HRPT Properties Trust

418,314	Series B, 8.340%	7,496,187

300,000	Series C, 7.125%	4,518,000

485,800	Series D, 6.500%	6,247,388

	Kilroy Realty Corp.

61,689	Series E, 7.800%	1,175,792

142,718	Series F, 7.500%	2,618,875

	Lexington Realty Trust

433,100	Series B, 8.050%	5,457,060

155,428	Series C, 6.500%	3,108,560

33,741	Series D, 7.550%	401,518

	Parkway Properties, Inc.

412,100	Series D, 8.000%	7,778,388

	SL Green Realty Corp.

344,163	Series C, 7.625%	5,678,690

112,375	Series D, 7.875%	1,907,004

		142,142,613

Residential REITs: 11.54%

	Apartment Investment & Management Co.

86,854	Series G, 9.375%	1,777,033

334,790	Series T, 8.000%	5,858,825

Shares		Value (Note 2)

628,000	Series U, 7.750%	$10,493,880

	Associated Estates Realty Corp.

296,434	Series B2, 8.700%	5,365,455

	BRE Properties, Inc.

225,544	Series C, 6.750%	4,089,113

433,000	Series D, 6.750%	7,794,000

	Equity Residential

211,200	Series K, 8.290%(c)	10,038,611

73,200	Series N, 6.480%	1,365,912

	Mid-America Apartment Communities, Inc.

836,041	Series H, 8.300%	19,061,734

	UDR, Inc.

219,988	Series G, 6.750%	3,959,784

		69,804,347

Retail REITs: 24.72%

	CBL & Associates Properties, Inc.

474,830	Series C, 7.750%	6,766,328

233,979	Series D, 7.375%	3,193,813

	Developers Diversified Realty Corp.

250,700	Series G, 8.000%	3,008,400

607,100	Series H, 7.375%	6,769,165

27,700	Series I, 7.500%	310,794

	Glimcher Realty Trust

698,408	Series F, 8.750%	7,720,900

127,998	Series G, 8.125%	1,373,419

	Kimco Realty Corp.

9,100	Series F, 6.650%	162,435

1,259,000	Series G, 7.750%	25,998,351

	National Retail Properties, Inc.

145,200	Series C, 7.375%	2,904,000

	Realty Income Corp.

21,000	Series E, 6.750%	442,680

	Regency Centers Corp.

139,525	Series C, 7.450%	2,757,014

174,188	Series D, 7.250%	3,320,023

June 30, 2009	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund(a)

Shares		Value (Note 2)
Retail REITs (continued): 24.72%

	Saul Centers, Inc.

512,698	Series A, 8.000%	$10,305,230

606,400	Series B, 9.000%	13,383,248

	Simon Property Group, Inc.

15,000	Series J, 8.375%	783,300

	Tanger Factory Outlet Centers, Inc.

291,595	Series C, 7.500%	5,808,572

	Taubman Centers, Inc.

680,166	Series G, 8.000%	13,025,179

92,566	Series H, 7.625%	1,712,471

	Urstadt Biddle Properties, Inc.

77,800	Series C, 8.500%	6,768,989

481,400	Series D, 7.500%	9,315,090

	Weingarten Realty Investors

1,518,568	Series F, 6.500%	23,735,218

		149,564,619

Specialized REITs: 23.77%

	Ashford Hospitality Trust, Inc.

200,000	Series A, 8.550%	2,294,000

720,000	Series D, 8.450%	8,136,000

	Eagle Hospitality Properties Trust, Inc.

641,300	Series A, 8.250%(c)	149,102

	Entertainment Properties Trust

64,858	Series D, 7.375%	839,263

249,273	Series E, 9.000%	3,888,659

	FelCor Lodging Trust, Inc.

200,000	Series C, 8.000%	1,156,000

	HCP, Inc.

10,400	Series E, 7.250%	197,600

522,180	Series F, 7.100%	9,790,875

	Health Care REIT, Inc.

184,550	Series D, 7.875%	4,156,066

369,910	Series F, 7.625%	7,971,561

	Hersha Hospitality Trust

198,200	Series A, 8.000%	2,626,150

Shares		Value (Note 2)

	Hospitality Properties Trust

407,729	Series C, 7.000%	$6,319,800

	Host Hotels & Resorts, Inc.

813,200	Series E, 8.875%	16,772,250

	LaSalle Hotel Properties

266,700	Series E, 8.000%	4,915,281

150,800	Series G, 7.250%	2,360,020

	LTC Properties, Inc.

1,266,508	Series F, 8.000%	28,749,731

	Omega Healthcare Investors, Inc.

1,050,000	Series D, 8.375%	22,575,000

	Public Storage

296,893	Series L, 6.750%	5,967,549

195,493	Series M, 6.625%	3,903,995

	Strategic Hotels & Resorts, Inc.

144,800	Series B, 8.250%	912,240

374,989	Series C, 8.250%	2,369,930

	Sunstone Hotel Investors, Inc.

516,515	Series A, 8.000%	7,773,551

		143,824,623

	Total Preferred Stocks (Cost $751,349,213)	606,825,097

Principal

CORPORATE BONDS: 4.56%
Diversified REITs: 0.42%

	Liberty Property LP, Sr. Unsec. Notes

$ 3,000,000	6.625%, 10/01/17	2,549,631

Industrial REITs: 1.57%

	First Industrial LP, Sr. Unsec. Notes

10,549,000	5.750%, 01/15/16	6,423,623

1,750,000	7.500%, 12/01/17	1,017,702

3,000,000	7.600%, 07/15/28	1,687,743

	ProLogis, Sr. Unsec. Notes

500,000	6.625%, 05/15/18	394,315

		9,523,383

See Notes to Financial Statements	17	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund(a)

Principal		Value (Note 2)
Office REITs: 0.29%

	Brandywine Operating Partnership LP, Gtd. Notes

$ 2,370,000	6.000%, 04/01/16	$1,751,530

Retail REITs: 1.98%

	National Retail Properties, Inc., Sr. Unsec. Notes

14,000,000	6.875%, 10/15/17	11,964,568

Specialized REITs: 0.30%

	Ventas Realty LP/Ventas Capital Corp.

2,000,000	6.500%, 06/01/16	1,802,500

	Total Corporate Bonds (Cost $24,456,511)	27,591,612

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.90%
$23,621,708	Wells Fargo — Grand Cayman 0.030%, due 07/01/09	23,621,708

	Total Short-Term Bank Debt Instruments (Cost $23,621,708)	23,621,708

	Total Investments: 116.77%(d) (Cost $852,763,482)	706,581,215

	Net Other Assets and Liabilities: (16.77)%	(101,498,109)

	Net Assets: 100.00%	$605,083,106

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Fair valued security.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $519,503,394.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

REITs — Real Estate Investment Trusts

Sr. — Senior

Unsec. — Unsecured

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/08	Eagle Hospitality Properties Trust, Inc. Series A, 8.250%	$16,007,750	$149,102	0.02%
08/21/08 - 01/06/09	Equity Residential Series K, 8.290%	10,463,405	10,038,611	1.66%
08/27/08 - 09/19/08	ProLogis, Series C, 8.540%(b)	19,654,168	16,655,565	2.75%

June 30, 2009	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Strategic Realty Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 58.05%
Diversified REITs: 4.44%

65,556	Vornado Realty Trust	$2,951,987

Industrial REITs: 3.31%

115,700	DCT Industrial Trust, Inc.	472,056

215,078	ProLogis	1,733,529

		2,205,585

Mortgage REITs: 7.54%

181,300	Annaly Capital Management, Inc.	2,744,882

188,600	Chimera Investment Corp.	658,214

45,000	Hatteras Financial Corp.	1,286,550

46,900	MFA Financial, Inc.	324,548

		5,014,194

Office REITs: 11.61%

50,830	Boston Properties, Inc.	2,424,590

110,000	Brandywine Realty Trust	819,500

26,000	Corporate Office Properties Trust	762,580

40,400	Digital Realty Trust, Inc.	1,448,340

31,400	Kilroy Realty Corp.	644,956

70,800	SL Green Realty Corp.	1,624,152

		7,724,118

Real Estate Operating Companies: 0.96%

80,000	Brookfield Properties Corp.	637,600

Residential REITs: 6.21%

35,000	AvalonBay Communities, Inc.	1,957,900

50,200	Equity Residential	1,115,946

10,000	Essex Property Trust, Inc.	622,300

42,408	UDR, Inc.	438,075

		4,134,221

Retail REITs: 12.99%

72,400	Kimco Realty Corp.	727,620

114,971	Simon Property Group, Inc.	5,912,958

61,600	Tanger Factory Outlet Centers, Inc.	1,997,688

		8,638,266

Specialized REITs: 10.99%

86,800	HCP, Inc.	1,839,292

Shares		Value (Note 2)

12,300	Health Care REIT, Inc.	$419,430

105,000	LaSalle Hotel Properties	1,295,700

35,000	Public Storage	2,291,800

49,000	Ventas, Inc.	1,463,140

		7,309,362

	Total Common Stocks (Cost $37,706,356)	38,615,333

EXCHANGE TRADED FUNDS: 6.53%
72,500	iShares Dow Jones U.S. Real Estate Index Fund	2,344,650

561,900	Ultra Real Estate ProShares	2,000,364

	Total Exchange Traded Funds (Cost $4,065,105)	4,345,014

PREFERRED STOCKS: 27.57%
Diversified REITs: 1.00%

	PS Business Parks, Inc.

37,850	Series P, 6.700%	664,268

Industrial REITs: 0.86%

	First Industrial Realty Trust, Inc.

50,000	Series J, 7.250%	572,000

Office REITs: 14.91%

	Alexandria Real Estate Equities, Inc.

62,946	Series C, 8.375%	1,293,540

	BioMed Realty Trust, Inc.

133,828	Series A, 7.375%	2,331,283

	Corporate Office Properties Trust

49,700	Series G, 8.000%	1,067,556

	Duke Realty Corp.

13,400	Series J, 6.625%	179,158

15,800	Series K, 6.500%	211,720

3,997	Series N, 7.250%	57,877

	Lexington Realty Trust

141,520	Series D, 7.550%	1,684,088

	SL Green Realty Corp.

108,977	Series C, 7.625%	1,798,121

See Notes to Financial Statements	19	June 30, 2009

Portfolio of Investments (Note 10) (Unaudited)

Forward Strategic Realty Fund(a)

Shares		Value (Note 2)

Office REITs (continued): 14.91%

76,200	Series D, 7.875%	$1,293,114

		9,916,457

Residential REITs: 0.46%

	Apartment Investment & Management Co.

14,900	Series G, 9.375%	304,854

Retail REITs: 5.73%

	CBL & Associates Properties, Inc.

183,850	Series C, 7.750%	2,619,862

87,330	Series D, 7.375%	1,192,055

		3,811,917

Specialized REITs: 4.61%

	HCP, Inc.

25,498	Series F, 7.100%	478,088

	LaSalle Hotel Properties

116,160	Series E, 8.000%	2,140,828

	Public Storage

22,277	Series L, 6.750%	447,768

		3,066,684

	Total Preferred Stocks (Cost $21,242,213)	18,336,180

Principal Amount		Value (Note 2)

CORPORATE BONDS: 1.51%
Retail REITs: 1.51%

	Simon Property Group, Inc., Notes

$ 880,000	10.350%, 04/01/19	$1,001,469

	Total Corporate Bonds (Cost $893,102)	1,001,469

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.82%
$1,876,760	JPMorgan Chase — London 0.030%, due 07/01/09	1,876,760

	Total Short-Term Bank Debt Instruments (Cost $1,876,760)	1,876,760

	Total Investments: 96.48% (Cost $65,783,536)	64,174,756

	Net Other Assets and Liabilities: 3.52%	2,340,955

	Net Assets: 100.00%	$66,515,711

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

Percentages are stated as a percent of net assets.

June 30, 2009	20	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND(a)	FORWARD INTERNATIONAL REAL ESTATE FUND(b)
ASSETS:
Investments, at value	$135,713,249	$56,890,003
Cash	85,458	9,622
Foreign currency, at value (Cost $4,298,433 and $614,527, respectively)	4,331,373	614,598
Receivable for shares sold	63,985	19,285
Interest and dividends receivable	529,887	207,008
Other assets	61,567	58,654

Total Assets	140,785,519	57,799,170

LIABILITIES:
Payable for investments purchased	417,476	225,425
Payable for shares redeemed	660,144	116,781
Payable to advisor	95,535	26,154
Payable for administrative services plan fees	21,510	18,640
Payable for distribution and service fees	30,673	19,985
Payable to trustees	0	1,059
Payable for chief compliance officer fee	384	160
Accrued expenses and other liabilities	108,115	131,610

Total Liabilities	1,333,837	539,814

NET ASSETS	$139,451,682	$57,259,356

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$230,688,110	$194,962,649
Accumulated net investment income/(loss)	67,721	(1,002,516)
Accumulated net realized loss on investments, option contracts and foreign currency transactions	(55,872,362)	(130,288,214)
Net unrealized depreciation on investments, option contracts and translation of assets and liabilities in foreign currencies	(35,431,787)	(6,412,563)

TOTAL NET ASSETS	$139,451,682	$57,259,356

INVESTMENTS, AT COST	$171,169,608	$63,303,949

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$16.38	$14.23
Net Assets	$51,422,669	$3,788,045
Shares of beneficial interest outstanding	3,139,981	266,265
Class A:
Net Asset Value, offering and redemption price per share	$16.35	$14.23
Net Assets	$68,465,993	$39,259,653
Shares of beneficial interest outstanding	4,186,794	2,759,211
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.35	$15.10
Class B:
Net Asset Value, offering and redemption price per share	$16.29	$14.21
Net Assets	$3,947,768	$2,081,362
Shares of beneficial interest outstanding	242,354	146,460
Class C:
Net Asset Value, offering and redemption price per share	$16.32	$14.19
Net Assets	$15,615,252	$12,130,296
Shares of beneficial interest outstanding	957,075	854,844
(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

See Notes to Financial Statements	21	June 30, 2009

Statement of Assets and Liabilities (Unaudited)

	FORWARD SELECT INCOME FUND(a)	FORWARD STRATEGIC REALTY FUND(b)
ASSETS:
Investments, at value	$706,581,215	$64,174,756
Cash	4,597,378	256,097
Receivable for investments sold	58,952,832	1,620,666
Receivable for shares sold	570,951	125
Interest and dividends receivable	10,401,593	556,559
Other assets	269,342	113,178

Total Assets	781,373,311	66,721,381

LIABILITIES:
Payable on loan	153,585,536	—
Payable on interest due on loan	12,876	—
Payable for investments purchased	20,330,878	0
Payable for shares redeemed	1,400,209	22,799
Payable to advisor	492,662	20,750
Payable for administrative services plan fees	57,583	23,007
Payable for distribution and service fees	208,704	43,564
Payable to trustees	1,673	702
Payable for chief compliance officer fee	2,616	192
Accrued expenses and other liabilities	197,468	94,656

Total Liabilities	176,290,205	205,670

NET ASSETS	$605,083,106	$66,515,711

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$958,058,261	$280,967,271
Accumulated net investment income/(loss)	(168,678)	688,917
Accumulated net realized loss on investments, securities sold short, option contracts and foreign currency transactions	(206,624,210)	(213,531,697)
Net unrealized depreciation on investments, securities sold short, option contracts and translation of assets and liabilities in foreign currencies	(146,182,267)	(1,608,780)

TOTAL NET ASSETS	$605,083,106	$66,515,711

INVESTMENTS, AT COST	$852,763,482	$65,783,536

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$15.45	$13.49
Net Assets	$108,402,418	$577,206
Shares of beneficial interest outstanding	7,015,246	42,790
Class A:
Net Asset Value, offering and redemption price per share	$15.44	$13.14
Net Assets	$321,018,059	$38,820,347
Shares of beneficial interest outstanding	20,786,391	2,954,660
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.38	$13.94
Class B:
Net Asset Value, offering and redemption price per share	$15.21	$12.97
Net Assets	$26,000,617	$8,222,852
Shares of beneficial interest outstanding	1,709,258	634,188
Class C:
Net Asset Value, offering and redemption price per share	$15.16	$12.97
Net Assets	$149,662,012	$18,895,306
Shares of beneficial interest outstanding	9,869,395	1,456,994

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

June 30, 2009	22	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND(a)	FORWARD INTERNATIONAL REAL ESTATE FUND(b)
INVESTMENT INCOME:
Interest	$51,287	$7,275
Dividends	3,569,241	1,245,718
Foreign taxes withheld	(344,146)	(89,934)

Total Investment Income	3,276,382	1,163,059

EXPENSES:
Investment advisory fee	557,502	244,819
Administrative fee	3,822	1,738
Previous Administration, fund accounting and transfer agent fees (Note 4)	65,307	26,136
Custodian fee	21,085	17,535
Legal and audit fee	62,222	46,707
Transfer agent fee	5,696	5,680
Trustees’ fees and expenses	8,118	3,787
Registration/filing fees	39,260	14,630
Reports to shareholder and printing fees	23,776	23,675
Administrative services plan fees	56,545	40,737
Distribution and service fees
Class A	76,934	42,455
Class B	17,627	7,502
Class C	70,498	48,304
Chief compliance officer fee	12,299	4,711
Other	5,145	9,258

Total expenses before waiver	1,025,836	537,674
Less fees waived/reimbursed by investment advisor (Note 3)	(88,139)	(95,689)

Total net expenses	937,697	441,985

NET INVESTMENT INCOME:	2,338,685	721,074

Net realized loss on investments	(9,438,976)	(26,815,968)
Net realized gain/(loss) on foreign currency transactions	(57,169)	286,398
Net realized gain on option contracts	68,933	0
Net change in unrealized appreciation on investments	17,101,608	28,235,071
Net change in unrealized depreciation on option contracts	(10,899)	0
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	50,949	1,627

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS AND FOREIGN CURRENCY	7,714,446	1,707,128

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,053,131	$2,428,202

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

See Notes to Financial Statements	23	June 30, 2009

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	FORWARD SELECT INCOME FUND(a)	FORWARD STRATEGIC REALTY FUND(b)
INVESTMENT INCOME:
Interest	$1,399,429	$8,959
Dividends	40,215,720	3,098,572
Foreign taxes withheld	(26,776)	(1,728)

Total Investment Income	41,588,373	3,105,803

EXPENSES:
Interest on loan	418,732	—
Investment advisory fee	2,307,799	(312,549)
Administrative fee	15,464	1,971
Previous Administration, fund accounting and transfer agent fees (Note 4)	264,013	33,350
Custodian fee	42,275	7,995
Legal and audit fee	165,686	45,764
Transfer agent fee	18,032	5,536
Trustees’ fees and expenses	33,570	4,534
Registration/filing fees	36,300	19,380
Reports to shareholder and printing fees	65,400	25,235
Administrative services plan fees	143,921	40,068
Distribution and service fees
Class A	307,438	45,005
Class B	110,750	38,169
Class C	572,953	90,060
Chief compliance officer fee	45,138	6,075
Other	49,878	7,807

Total expenses before waiver	4,597,349	58,400
Less fees waived/reimbursed by investment advisor (Note 3)	(90,206)	0

Total net expenses	4,507,143	58,400

NET INVESTMENT INCOME:	37,081,230	3,047,403

Net realized loss on investments	(23,607,253)	(12,624,213)
Net realized loss on securities sold short	0	(316,404)
Net realized gain on foreign currency transactions	0	873
Net realized gain on option contracts	0	152,584
Net change in unrealized appreciation on investments	108,800,612	11,396,877
Net change in unrealized appreciation on securities sold short	0	70,528
Net change in unrealized depreciation on option contracts	0	(90,079)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION CONTRACTS AND FOREIGN CURRENCY	85,193,359	(1,409,834)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,274,589	$1,637,569

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

June 30, 2009	24	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND(a)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$2,338,685	$3,035,387
Net realized loss on investments	(9,438,976)	(46,071,896)
Net realized loss on foreign currency	(57,169)	(205,405)
Net realized gain on option contracts	68,933	—
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and option contracts	17,141,658	(56,054,981)

Net increase/(decrease) in net assets resulting from operations	10,053,131	(99,296,895)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(923,996)	(1,002,695)
Class A	(1,162,323)	(1,418,372)
Class B	(54,137)	(42,716)
Class C	(212,286)	(196,055)
From net realized gains on investments
Institutional Class	—	(85,331)
Class A	—	(161,269)
Class B	—	(9,476)
Class C	—	(39,766)
From return of capital
Institutional Class	—	(6,278)
Class A	—	(8,880)
Class B	—	(267)
Class C	—	(1,227)

Total distributions	(2,352,742)	(2,972,332)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	22,034,527	67,945,095
Issued to shareholders in reinvestment of distributions	897,111	1,038,745
Cost of shares redeemed, net of redemption fees (Note 7)	(7,114,626)	(22,218,692)

Net increase from share transactions	15,817,012	46,765,148

Class A
Proceeds from sale of shares	16,991,238	94,166,659
Issued to shareholders in reinvestment of distributions	1,038,872	1,395,226
Cost of shares redeemed, net of redemption fees (Note 7)	(16,221,594)	(50,323,628)

Net increase from share transactions	1,808,516	45,238,257

Class B
Proceeds from sale of shares	389,270	2,941,381
Issued to shareholders in reinvestment of distributions	34,128	36,141
Cost of shares redeemed, net of redemption fees (Note 7)	(403,200)	(1,457,555)

Net increase from share transactions	20,198	1,519,967

See Notes to Financial Statements	25	June 30, 2009

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND(a) (Continued)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
Class C
Proceeds from sale of shares	1,585,246	14,510,153
Issued to shareholders in reinvestment of distributions	176,001	193,274
Cost of shares redeemed, net of redemption fees (Note 7)	(2,313,865)	(8,849,329)

Net increase/(decrease) from share transactions	(552,618)	5,854,098

Net increase/(decrease) in net assets	$24,793,497	$(2,891,757)

NET ASSETS:
Beginning of period	114,658,185	117,549,942

End of period (including accumulated net investment income of $67,721 and $81,778, respectively)	$139,451,682	$114,658,185

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	1,473,257	2,632,027
Distributions reinvested	54,469	51,454
Redeemed	(513,517)	(1,253,640)

Net increase in shares outstanding	1,014,209	1,429,841

Class A
Sold	1,150,475	4,116,500
Distributions reinvested	63,192	70,970
Redeemed	(1,125,876)	(2,686,270)

Net increase in shares outstanding	87,791	1,501,200

Class B
Sold	27,835	141,736
Distributions reinvested	2,083	1,821
Redeemed	(29,846)	(76,656)

Net increase in shares outstanding	72	66,901

Class C
Sold	109,805	614,575
Distributions reinvested	10,732	9,315
Redeemed	(166,367)	(492,018)

Net increase/(decrease) in shares outstanding	(45,830)	131,872

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

June 30, 2009	26	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND(a)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$721,074	$2,836,777
Net realized loss on investments	(26,815,968)	(93,177,498)
Net realized gain on foreign currency	286,398	1,602,392
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	28,236,698	(26,729,550)

Net increase/(decrease) in net assets resulting from operations	2,428,202	(115,467,879)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(50,085)	(10,151)
Class A	(442,635)	(67,349)
Class B	(14,355)	(1,310)
Class C	(86,876)	(9,433)
From return of capital
Institutional Class	—	(265,418)
Class A	—	(1,760,981)
Class B	—	(34,249)
Class C	—	(246,643)

Total distributions	(593,951)	(2,395,534)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	144,479	4,076,371
Issued to shareholders in reinvestment of distributions	47,566	258,032
Cost of shares redeemed, net of redemption fees (Note 7)	(1,927,477)	(10,953,262)
Acquisition (Note 11)	220,810	—

Net decrease from share transactions	(1,514,622)	(6,618,859)

Class A
Proceeds from sale of shares	2,097,218	30,250,995
Issued to shareholders in reinvestment of distributions	374,766	1,529,775
Cost of shares redeemed, net of redemption fees (Note 7)	(12,452,159)	(101,959,557)
Acquisition (Note 11)	4,296,974	—

Net decrease from share transactions	(5,683,201)	(70,178,787)

Class B
Proceeds from sale of shares	37,972	267,147
Issued to shareholders in reinvestment of distributions	10,959	28,543
Cost of shares redeemed, net of redemption fees (Note 7)	(480,283)	(2,751,842)
Acquisition (Note 11)	597,649	—

Net increase/(decrease) from share transactions	166,297	(2,456,152)

Class C
Proceeds from sale of shares	105,338	3,036,778
Issued to shareholders in reinvestment of distributions	79,300	229,058
Cost of shares redeemed, net of redemption fees (Note 7)	(4,151,752)	(20,243,282)
Acquisition (Note 11)	2,919,185	—

Net decrease from share transactions	(1,047,929)	(16,977,446)

Net decrease in net assets	$(6,245,204)	$(214,094,657)

NET ASSETS:
Beginning of period	63,504,560	277,599,217

End of period (including accumulated net investment loss of $(1,002,516) and $(1,129,639), respectively)	$57,259,356	$63,504,560

See Notes to Financial Statements	27	June 30, 2009

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND(a) (Continued)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	11,898	193,098
Distributions reinvested	3,359	14,040
Redeemed	(184,839)	(605,933)
Acquisition (Note 11)	15,309	—

Net decrease in shares outstanding	(154,273)	(398,795)

Class A
Sold	169,623	1,350,164
Distributions reinvested	26,467	84,260
Redeemed	(1,095,500)	(5,274,514)
Acquisition (Note 11)	297,843	—

Net decrease in shares outstanding	(601,567)	(3,840,090)

Class B
Sold	3,140	12,108
Distributions reinvested	775	1,517
Redeemed	(41,626)	(155,969)
Acquisition (Note 11)	41,462	—

Net increase/(decrease) in shares outstanding	3,751	(142,344)

Class C
Sold	8,857	134,365
Distributions reinvested	5,607	12,580
Redeemed	(367,779)	(1,062,950)
Acquisition (Note 11)	202,743	—

Net decrease in shares outstanding	(150,572)	(916,005)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

June 30, 2009	28	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND(a)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$37,081,230	$53,513,686
Net realized loss on investments	(23,607,253)	(187,262,181)
Net increase from payment by affiliate for net losses realized on investments not meeting investment restrictions	—	1,500,000
Net realized gain on securities sold short	0	2,141,979
Net change in unrealized appreciation/(depreciation) on investments	108,800,612	(96,116,769)

Net increase/(decrease) in net assets resulting from operations	122,274,589	(226,223,285)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(6,582,367)	(5,593,876)
Class A	(19,976,661)	(21,527,616)
Class B	(1,675,572)	(2,447,992)
Class C	(9,015,308)	(10,106,271)
From return of capital
Institutional Class	—	(2,264,158)
Class A	—	(8,713,441)
Class B	—	(990,841)
Class C	—	(4,090,579)

Total distributions	(37,249,908)	(55,734,774)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	54,117,008	87,672,775
Issued to shareholders in reinvestment of distributions	5,633,269	6,878,014
Cost of shares redeemed, net of redemption fees (Note 7)	(38,176,711)	(22,903,399)

Net increase from share transactions	21,573,566	71,647,390

Class A
Proceeds from sale of shares	101,369,496	267,666,808
Issued to shareholders in reinvestment of distributions	14,188,897	20,929,871
Cost of shares redeemed, net of redemption fees (Note 7)	(47,867,704)	(171,661,797)

Net increase from share transactions	67,690,689	116,934,882

Class B
Proceeds from sale of shares	2,127,691	8,596,432
Issued to shareholders in reinvestment of distributions	963,389	2,093,950
Cost of shares redeemed, net of redemption fees (Note 7)	(2,459,007)	(9,291,945)

Net increase from share transactions	632,073	1,398,437

Class C
Proceeds from sale of shares	29,454,299	69,780,743
Issued to shareholders in reinvestment of distributions	5,556,427	9,340,401
Cost of shares redeemed, net of redemption fees (Note 7)	(8,870,115)	(37,728,782)

Net increase from share transactions	26,140,611	41,392,362

Net increase/(decrease) in net assets	$201,061,620	$(50,584,988)

See Notes to Financial Statements	29	June 30, 2009

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND(a) (Continued)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
NET ASSETS:
Beginning of period	404,021,486	454,606,474

End of period (including accumulated net investment income/(loss) of $(168,678) and $0, respectively)	$605,083,106	$404,021,486

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	3,993,306	4,831,802
Distributions reinvested	424,803	399,741
Redeemed	(2,876,478)	(1,174,619)

Net increase in shares outstanding	1,541,631	4,056,924

Class A
Sold	7,656,520	13,076,948
Distributions reinvested	1,083,023	1,175,209
Redeemed	(3,780,117)	(8,250,874)

Net increase in shares outstanding	4,959,426	6,001,283

Class B
Sold	176,286	475,943
Distributions reinvested	75,879	114,307
Redeemed	(192,895)	(463,760)

Net increase in shares outstanding	59,270	126,490

Class C
Sold	2,271,034	3,931,829
Distributions reinvested	434,673	526,487
Redeemed	(723,318)	(1,979,077)

Net increase in shares outstanding	1,982,389	2,479,239

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

June 30, 2009	30	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD STRATEGIC REALTY FUND(a)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
Net investment income	$3,047,403	$14,506,956
Net realized loss on investments	(12,624,213)	(173,047,086)
Net realized gain/(loss) on securities sold short	(316,404)	6,754,014
Net realized gain/(loss) on foreign currency	873	(84,659)
Net realized gain on option contracts	152,584	411,369
Net change in unrealized appreciation on investments, securities sold short and option contracts	11,377,326	4,959,608

Net increase/(decrease) in net assets resulting from operations	1,637,569	(146,499,798)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(22,727)	(76,092)
Class A	(1,458,925)	(7,008,355)
Class B	(269,914)	(1,180,175)
Class C	(631,370)	(2,776,328)
From net realized gains on investments
Institutional Class	—	(4,303)
Class A	—	(329,484)
Class B	—	(72,154)
Class C	—	(173,818)
From return of capital
Institutional Class	—	(15,415)
Class A	—	(1,419,830)
Class B	—	(239,093)
Class C	—	(562,459)

Total distributions	(2,382,936)	(13,857,506)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	0	331,349
Issued to shareholders in reinvestment of distributions	22,148	93,511
Cost of shares redeemed, net of redemption fees (Note 7)	(146,702)	(1,242,203)

Net decrease from share transactions	(124,554)	(817,343)

Class A
Proceeds from sale of shares	2,140,405	13,106,327
Issued to shareholders in reinvestment of distributions	1,064,059	6,248,451
Cost of shares redeemed, net of redemption fees (Note 7)	(7,811,226)	(85,907,014)

Net decrease from share transactions	(4,606,762)	(66,552,236)

Class B
Proceeds from sale of shares	164,603	768,293
Issued to shareholders in reinvestment of distributions	214,923	1,205,539
Cost of shares redeemed, net of redemption fees (Note 7)	(1,657,046)	(11,426,322)

Net decrease from share transactions	(1,277,520)	(9,452,490)

See Notes to Financial Statements	31	June 30, 2009

Statement of Changes in Net Assets

	FORWARD STRATEGIC REALTY FUND(a) (Continued)
	SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2008
Class C
Proceeds from sale of shares	878,196	3,266,151
Issued to shareholders in reinvestment of distributions	518,684	2,875,650
Cost of shares redeemed, net of redemption fees (Note 7)	(4,810,502)	(30,936,394)

Net decrease from share transactions	(3,413,622)	(24,794,593)

Net decrease in net assets	$(10,167,825)	$(261,973,966)

NET ASSETS:
Beginning of period	76,683,536	338,657,502

End of period (including accumulated net investment income of $688,917 and $24,450, respectively)	$66,515,711	$76,683,536

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	0	19,107
Distributions reinvested	2,077	4,540
Redeemed	(12,541)	(43,478)

Net decrease in shares outstanding	(10,464)	(19,831)

Class A
Sold	181,083	472,600
Distributions reinvested	102,533	291,800
Redeemed	(686,821)	(3,373,433)

Net decrease in shares outstanding	(403,205)	(2,609,033)

Class B
Sold	15,267	32,670
Distributions reinvested	21,420	60,641
Redeemed	(150,238)	(434,006)

Net decrease in shares outstanding	(113,551)	(340,695)

Class C
Sold	77,821	143,945
Distributions reinvested	51,691	146,289
Redeemed	(437,716)	(1,155,062)

Net decrease in shares outstanding	(308,204)	(864,828)

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

June 30, 2009	32	See Notes to Financial Statements

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2009

FORWARD SELECT INCOME FUND(a)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase resulting from operations	$122,274,589
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Purchases of investment securities	(592,702,030)
Proceeds from sale of investment securities	431,998,793
Net proceeds from short-term investment securities	(23,609,808)
Discount and premiums amortized	(308,190)
Net realized loss on investment securities	23,607,253
Net change in unrealized appreciation on investments	(108,800,612)
Changes in assets and liabilities:
Decrease in receivable for fund shares sold	4,481,550
Increase in receivable on investments sold	(20,046,127)
Increase in interest receivable	(912,357)
Decrease in other assets	1,242,027
Decrease in payable for interest payable	(51,881)
Decrease in payable for shares redeemed	(137,598)
Increase in payable for investments purchased	17,469,865
Increase in payable for advisor	198,692
Increase in payable for administrative service plan fee	6,591
Decrease in payable for distribution to shareholders	(1,376)
Increase in payable for distribution and service fees	77,392
Increase in payable to trustees	1,673
Increase in payable for chief compliance officer fee	2,616
Decrease in accrued expenses and other liabilities	(63,859)

Net cash used by operating activities	(145,272,797)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by loan	71,083,144
Proceeds from sale of shares	187,068,494
Cost of shares redeemed	(97,373,537)
Cash distributions paid	(10,907,926)

Net cash provided by financing activities	149,870,175

NET CHANGE IN CASH FOR THE PERIOD	4,597,378

CASH, BEGINNING OF PERIOD	—

CASH, END OF PERIOD	$4,597,378

Non-cash financing activities not included herein consist of reinvestment of distributions of $26,341,982. Cash paid for interest during the period $470,613.

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

See Notes to Financial Statements	33	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2009(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.37		$27.11		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.32		0.47	(d)	0.24	(d)
Net realized and unrealized gain/(loss) on investments	0.99		(11.80)		2.06

Total from Investment Operations	1.31		(11.33)		2.30

LESS DISTRIBUTIONS:
From investment income	(0.30)		(0.39)		(0.12)
From capital gains	—		(0.04)		(0.07)
Tax return of capital	—		(0.00	)(e)	—

Total Distributions	(0.30)		(0.43)		(0.19)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(e)	0.02		0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.01		(11.74)		2.11

NET ASSET VALUE, END OF PERIOD	$16.38		$15.37		$27.11

TOTAL RETURN	8.50	%(f)	(42.05)%		9.20	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$51,423		$32,664		$18,870
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.07	%(g)	2.24%		1.78	%(g)
Operating expenses including reimbursement/waiver	1.25	%(g)	1.26%		1.24	%(g)
Operating expenses excluding reimbursement/waiver	1.39	%(g)	1.44%		1.56	%(g)
PORTFOLIO TURNOVER RATE	21	%(f)	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was know as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(c) From commencement of operations on June 29, 2007.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

June 30, 2009	34	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.35		$27.10		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.27		0.44	(c)	0.20	(c)
Net realized and unrealized gain/(loss) on investments	1.01		(11.82)		2.08

Total from Investment Operations	1.28		(11.38)		2.28

LESS DISTRIBUTIONS:
From investment income	(0.28)		(0.33)		(0.11)
From capital gains	—		(0.04)		(0.07)
Tax return of capital	—		(0.00	)(d)	—

Total Distributions	(0.28)		(0.37)		(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.00		(11.75)		2.10

NET ASSET VALUE, END OF PERIOD	$16.35		$15.35		$27.10

TOTAL RETURN( e)	8.33	%(f)	(42.28)%		9.12	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$68,466		$62,918		$70,389
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.78	%(g)	1.99%		1.53	%(g)
Operating expenses including reimbursement/waiver	1.50	%(g)	1.51%		1.49	%(g)
Operating expenses excluding reimbursement/waiver	1.64	%(g)	1.69%		1.81	%(g)
PORTFOLIO TURNOVER RATE	21	%(f)	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	35	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.30		$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.23		0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	0.99		(11.78)		2.08

Total from Investment Operations	1.22		(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.23)		(0.19)		(0.07)
From capital gains	—		(0.04)		(0.07)
Tax return of capital	—		(0.00	)(d)	—

Total Distributions	(0.23)		(0.23)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.99		(11.74)		2.04

NET ASSET VALUE, END OF PERIOD	$16.29		$15.30		$27.04

TOTAL RETURN(e)	7.93	%(f)	(42.73)%		8.68	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,948		$3,708		$4,741
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.05	%(g)	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.25	%(g)	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.39	%(g)	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	21	%(f)	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2009	36	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.32		$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.22		0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	1.00		(11.78)		2.08

Total from Investment Operations	1.22		(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.22)		(0.17)		(0.07)
From capital gains	—		(0.04)		(0.07)
Tax return of capital	—		(0.00	)(d)	—

Total Distributions	(0.22)		(0.21)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.00		(11.72)		2.04

NET ASSET VALUE, END OF PERIOD	$16.32		$15.32		$27.04

TOTAL RETURN(e)	7.98	%(f)	(42.76)%		8.72	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$15,615		$15,369		$23,550
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.98	%(g)	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.25	%(g)	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.39	%(g)	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	21	%(f)	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	37	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2009(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.89		$27.20	$30.03	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.22		0.43 (d)	0.20 (d)	0.26	(d)
Net realized and unrealized gain/(loss) on investments	1.32		(14.32)	(1.25)	5.57

Total from Investment Operations	1.54		(13.89)	(1.05)	5.83

LESS DISTRIBUTIONS:
From investment income	(0.20)		(0.02)	(1.70)	(0.73)
From capital gains	—		—	(0.08)	(0.07)
Tax return of capital	—		(0.40)	—	—

Total Distributions	(0.20)		(0.42)	(1.78)	(0.80)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(e)	0.00 (e)	0.00 (e)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.34		(14.31)	(2.83)	5.03

NET ASSET VALUE, END OF PERIOD	$14.23		$12.89	$27.20	$30.03

TOTAL RETURN	11.95	%(f)	(51.44)%	(3.39)%	23.38	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,788		$5,420	$22,283	$12,797
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.29	%(g)	1.97%	0.65%	1.58	%(g)
Operating expenses including reimbursement/waiver	1.39	%(g)	1.41%	1.41%	1.60	%(g)
Operating expenses excluding reimbursement/waiver	1.82	%(g)	1.50%	1.37%	1.60	%(g)
PORTFOLIO TURNOVER RATE	45	%(f)	110%	90%	60	%(f)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was know as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

June 30, 2009	38	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.89		$27.17	$30.00	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16		0.37 (c)	0.12 (c)	0.21	(c)
Net realized and unrealized gain/(loss) on investments	1.36		(14.29)	(1.23)	5.57

Total from Investment Operations	1.52		(13.92)	(1.11)	5.78

LESS DISTRIBUTIONS:
From investment income	(0.18)		(0.02)	(1.64)	(0.71)
From capital gains	—		—	(0.08)	(0.07)
Tax return of capital	—		(0.34)	—	—

Total Distributions	(0.18)		(0.36)	(1.72)	(0.78)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	0.00 (d)	0.00 (d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.34		(14.28)	(2.83)	5.00

NET ASSET VALUE, END OF PERIOD	$14.23		$12.89	$27.17	$30.00

TOTAL RETURN( e)	11.78	%(f)	(51.56)%	(3.59)%	23.18	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$39,260		$43,311	$195,641	$85,573
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.06	%(g)	1.72%	0.40%	1.33	%(g)
Operating expenses including reimbursement/waiver	1.63	%(g)	1.66%	1.66%	1.85	%(g)
Operating expenses excluding reimbursement/waiver	2.01	%(g)	1.75%	1.62%	1.85	%(g)
PORTFOLIO TURNOVER RATE	45	%(f)	110%	90%	60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	39	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.88		$27.05	$29.92		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.16		0.21 (c)	(0.11	)(c)	0.09	(c)
Net realized and unrealized gain/(loss) on investments	1.30		(14.21)	(1.23)		5.55

Total from Investment Operations	1.46		(14.00)	(1.34)		5.64

LESS DISTRIBUTIONS:
From investment income	(0.13)		—	(1.45)		(0.65)
From capital gains	—		—	(0.08)		(0.07)
Tax return of capital	—		(0.17)	—		—

Total Distributions	(0.13)		(0.17)	(1.53)		(0.72)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	0.00 (d)	0.00	(d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.33		(14.17)	(2.87)		4.92

NET ASSET VALUE, END OF PERIOD	$14.21		$12.88	$27.05		$29.92

TOTAL RETURN( e)	11.36	%(f)	(51.94)%	(4.36)%		22.61	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,081		$1,838	$7,711		$3,127
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	2.33	%(g)	0.97%	(0.35)%		0.59	%(g)
Operating expenses including reimbursement/waiver	2.33	%(g)	2.41%	2.41%		2.60	%(g)
Operating expenses excluding reimbursement/waiver	2.70	%(g)	2.50%	2.37%		2.60	%(g)
PORTFOLIO TURNOVER RATE	45	%(f)	110%	90%		60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2009	40	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.87		$27.04	$29.91		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.12		0.21 (c)	(0.11	)(c)	0.09	(c)
Net realized and unrealized gain/(loss) on investments	1.33		(14.20)	(1.23)		5.55

Total from Investment Operations	1.45		(13.99)	(1.34)		5.64

LESS DISTRIBUTIONS:
From investment income	(0.13)		—	(1.45)		(0.66)
From capital gains	—		—	(0.08)		(0.07)
Tax return of capital	—		(0.18)	—		—

Total Distributions	(0.13)		(0.18)	(1.53)		(0.73)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	0.00 (d)	0.00	(d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.32		(14.17)	(2.87)		4.91

NET ASSET VALUE, END OF PERIOD	$14.19		$12.87	$27.04		$29.91

TOTAL RETURN( e)	11.27	%(f)	(51.92)%	(4.36)%		22.61	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,130		$12,935	$51,964		$21,499
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	2.32	%(g)	0.97%	(0.35)%		0.59	%(g)
Operating expenses including reimbursement/waiver	2.34	%(g)	2.41%	2.41%		2.60	%(g)
Operating expenses excluding reimbursement/waiver	2.73	%(g)	2.50%	2.37%		2.60	%(g)
PORTFOLIO TURNOVER RATE	45	%(f)	110%	90%		60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	41	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2009(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.14		$25.13		$35.87		$34.14
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	1.13		2.38	(d)	2.41	(d)	1.75	(d)
Net realized and unrealized gain/(loss) on investments	2.25		(11.90)		(10.62)		2.27

Total from Investment Operations	3.38		(9.52)		(8.21)		4.02

LESS DISTRIBUTIONS:
From investment income	(1.08)		(1.77)		(1.90)		(1.75)
From capital gains	—		—		—		(0.37)
Tax return of capital	—		(0.71)		(0.63)		(0.17)

Total Distributions	(1.08)		(2.48)		(2.53)		(2.29)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.01		0.01		0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.31		(11.99)		(10.74)		1.73

NET ASSET VALUE, END OF PERIOD	$15.45		$13.14		$25.13		$35.87

TOTAL RETURN	27.54	%(i)	(40.43	)%(f)(g)	(24.02	)%(h)	12.16	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$108,402		$71,934		$35,609		$21,367
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	16.43	%(j)	12.54%		8.10%		7.52	%(j)
Operating expenses including reimbursement/waiver	1.33	%(j)	n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	1.37	%(j)	1.33%		1.25%		1.23	%(j)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	16.25	%(j)	11.76%		7.45%		6.56%
Operating expenses including reimbursement/waiver	1.51	%(j)	n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	1.55	%(j)	2.11%		1.90%		2.19	%(j)
PORTFOLIO TURNOVER RATE	80	%(i)	66%		88%		21	%(k)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was know as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.38%.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(i) Not Annualized.

(j) Annualized.

(k) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

June 30, 2009	42	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$13.17		$25.14		$35.90		$33.69	$37.07	$36.76
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.97		2.42	(b)	2.40	(b)	2.19 (b)	2.41 (b)	2.04
Net realized and unrealized gain/(loss) on investments	2.35		(12.02)		(10.70)		2.87	(3.09)	1.92

Total from Investment Operations	3.32		(9.60)		(8.30)		5.06	(0.68)	3.96

LESS DISTRIBUTIONS:
From investment income	(1.06)		(1.70)		(1.83)		(2.31)	(2.50)	(1.95)
From capital gains	—		—		—		(0.37)	(0.19)	(1.70)
Tax return of capital	—		(0.71)		(0.63)		(0.17)	(0.01)	—

Total Distributions	(1.06)		(2.41)		(2.46)		(2.85)	(2.70)	(3.65)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.01		0.04		0.00	(c)	0.00 (c)	0.00 (c)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.27		(11.97)		(10.76)		2.21	(3.38)	0.31

NET ASSET VALUE, END OF PERIOD	$15.44		$13.17		$25.14		$35.90	$33.69	$37.07

TOTAL RETURN( d)	26.96	%(h)	(40.49	)%(e)(f)	(24.21	)%(g)	15.61%	(1.99)%	11.30%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$321,018		$208,502		$246,986		$484,186	$444,576	$534,973
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	16.25	%(i)	12.28%		7.85%		7.27%	7.32%	8.21%
Operating expenses including reimbursement/waiver	1.58	%(i)	n/a		n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.62	%(i)	1.58%		1.50%		1.48%	1.47%	1.60%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	16.07	%(i)	11.50%		7.20%		6.31%	6.66%	7.49%
Operating expenses including reimbursement/waiver	1.77	%(i)	n/a		n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.80	%(i)	2.36%		2.15%		2.44%	2.13%	2.32%
PORTFOLIO TURNOVER RATE	80	%(h)	66%		88%		21%	36%	38%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.30%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(h) Not Annualized.

(i) Annualized.

See Notes to Financial Statements	43	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.98		$24.86		$35.60		$33.44	$36.84	$36.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	1.02		2.28	(b)	2.13	(b)	1.92 (b)	2.12 (b)	1.80
Net realized and unrealized gain/(loss) on investments	2.19		(11.90)		(10.59)		2.83	(3.07)	1.85

Total from Investment Operations	3.21		(9.62)		(8.46)		4.75	(0.95)	3.65

LESS DISTRIBUTIONS:
From investment income	(0.99)		(1.62)		(1.65)		(2.05)	(2.25)	(1.74)
From capital gains	—		—		—		(0.37)	(0.19)	(1.64)
Tax return of capital	—		(0.64)		(0.63)		(0.17)	(0.01)	—

Total Distributions	(0.99)		(2.26)		(2.28)		(2.59)	(2.45)	(3.38)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.01		0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.23		(11.88)		(10.74)		2.16	(3.40)	0.27

NET ASSET VALUE, END OF PERIOD	$15.21		$12.98		$24.86		$35.60	$33.44	$36.84

TOTAL RETURN( d)	26.43	%(h)	(41.01	)%(e)(f)	(24.78	)%(g)	14.72%	(2.73)%	10.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,001		$21,423		$37,874		$69,867	$74,926	$83,185
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	15.31	%(i)	11.53%		7.10%		6.52%	6.61%	7.45%
Operating expenses including reimbursement/waiver	2.33	%(i)	n/a		n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.37	%(i)	2.33%		2.25%		2.23%	2.22%	2.35%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	15.31	%(i)	10.75%		6.45%		5.56%	5.95%	6.73%
Operating expenses including reimbursement/waiver	2.51	%(i)	n/a		n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.56	%(i)	3.11%		2.90%		3.19%	2.88%	3.07%
PORTFOLIO TURNOVER RATE	80	%(h)	66%		88%		21%	36%	38%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(h) Not Annualized.

(i) Annualized.

June 30, 2009	44	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.95		$24.80		$35.53		$33.38	$36.77	$36.51
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	1.08		2.22	(b)	2.11	(b)	1.91 (b)	2.12 (b)	1.82
Net realized and unrealized gain/(loss) on investments	2.12		(11.81)		(10.56)		2.83	(3.06)	1.82

Total from Investment Operations	3.20		(9.59)		(8.45)		4.74	(0.94)	3.64

LESS DISTRIBUTIONS:
From investment income	(1.00)		(1.62)		(1.65)		(2.05)	(2.25)	(1.74)
From capital gains	—		—		—		(0.37)	(0.19)	(1.64)
Tax return of capital	—		(0.64)		(0.63)		(0.17)	(0.01)	—

Total Distributions	(1.00)		(2.26)		(2.28)		(2.59)	(2.45)	(3.38)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.01		0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.21		(11.85)		(10.73)		2.15	(3.39)	0.26

NET ASSET VALUE, END OF PERIOD	$15.16		$12.95		$24.80		$35.53	$33.38	$36.77

TOTAL RETURN( d)	26.39	%(h)	(40.99	)%(e)(f)	(24.80	)%(g)	14.72%	(2.71)%	10.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$149,662		$102,163		$134,139		$223,325	$220,262	$237,965
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	15.62	%(i)	11.53%		7.10%		6.52%	6.62%	7.45%
Operating expenses including reimbursement/waiver	2.33	%(i)	n/a		n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.37	%(i)	2.33%		2.25%		2.23%	2.22%	2.35%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	15.44	%(i)	10.75%		6.45%		5.56%	5.96%	6.73%
Operating expenses including reimbursement/waiver	2.51	%(i)	n/a		n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.55	%(i)	3.11%		2.90%		3.19%	2.88%	3.07%
PORTFOLIO TURNOVER RATE	80	%(h)	66%		88%		21%	36%	38%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(h) Not Annualized.

(i) Annualized.

See Notes to Financial Statements	45	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2009(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.35		$34.89	$54.19	$49.83
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.71		1.95 (d)	1.76 (d)	1.49	(d)
Net realized and unrealized gain/(loss) on investments	(0.08)		(21.42)	(12.99)	8.36

Total from Investment Operations	0.63		(19.47)	(11.23)	9.85

LESS DISTRIBUTIONS:
From investment income	(0.49)		(1.64)	(2.00)	(1.76)
From capital gains	—		(0.10)	(6.12)	(3.73)
Tax return of capital	—		(0.33)	—	—

Total Distributions	(0.49)		(2.07)	(8.12)	(5.49)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(e)	0.00 (e)	0.05	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.14		(21.54)	(19.30)	4.36

NET ASSET VALUE, END OF PERIOD	$13.49		$13.35	$34.89	$54.19

TOTAL RETURN	5.80	%(f)	(57.68)%	(21.55)%	20.14	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$577		$711	$2,550	$1,397
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	10.42	%(g)	7.77%	4.90%	4.58	%(g)
Operating expenses	(0.38	)%(g)	0.46%	1.30%	1.15	%(g)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	n/a		6.68%	3.39%	2.91	%(g)
Operating expenses	n/a		1.55%	2.81%	2.82	%(g)
PORTFOLIO TURNOVER RATE	227	%(f)	189%	222%	152	%(h)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was know as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share numbers have been calculated using the average share method.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

June 30, 2009	46	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$13.02		$34.88	$54.22	$46.47	$51.06		$45.34
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.69		1.92 (b)	1.63 (b)	1.38 (b)	1.44	(b)	2.21 (b)
Net realized and unrealized gain/(loss) on investments	(0.09)		(21.78)	(12.98)	12.28	0.98		9.73

Total from Investment Operations	0.60		(19.86)	(11.35)	13.66	2.42		11.94

LESS DISTRIBUTIONS:
From investment income	(0.48)		(1.58)	(1.87)	(2.18)	(2.16)		(2.39)
From capital gains	—		(0.10)	(6.12)	(3.73)	(4.84)		(3.83)
Tax return of capital	—		(0.32)	—	—	(0.07)		—

Total Distributions	(0.48)		(2.00)	(7.99)	(5.91)	(7.07)		(6.22)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	—

REPAYMENT OF ADVISORY FEES	—		—	—	—	0.06		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.12		(21.86)	(19.34)	7.75	(4.59)		5.72

NET ASSET VALUE, END OF PERIOD	$13.14		$13.02	$34.88	$54.22	$46.47		$51.06

TOTAL RETURN( d)	5.67	%(f)	(58.78)%	(21.81)%	30.16%	4.76	%(e)	27.63%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$38,820		$43,718	$208,147	$473,172	$392,881		$401,565
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	10.13	%(g)	7.52%	4.65%	4.33%	4.53%		5.97%
Operating expenses	(0.11	)%(g)	0.71%	1.55%	1.40%	1.96%		1.27%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	n/a		6.43%	3.14%	2.66%	2.87%		4.75%
Operating expenses	n/a		1.80%	3.06%	3.07%	3.62%		2.49%
PORTFOLIO TURNOVER RATE	227	%(f)	189%	222%	152%	206%		173%

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	47	June 30, 2009

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.83		$34.42	$53.60	$46.00	$50.63		$45.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.39		1.64 (b)	1.22 (b)	0.98 (b)	1.04	(b)	1.83 (b)
Net realized and unrealized gain/(loss) on investments	0.16		(21.44)	(12.79)	12.14	0.97		9.66

Total from Investment Operations	0.55		(19.80)	(11.57)	13.12	2.01		11.49

LESS DISTRIBUTIONS:
From investment income	(0.41)		(1.40)	(1.49)	(1.79)	(1.79)		(2.05)
From capital gains	—		(0.10)	(6.12)	(3.73)	(4.84)		(3.83)
Tax return of capital	—		(0.29)	—	—	(0.07)		—

Total Distributions	(0.41)		(1.79)	(7.61)	(5.52)	(6.70)		(5.88)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	—

REPAYMENT OF ADVISORY FEES	—		—	—	—	0.06		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.14		(21.59)	(19.18)	7.60	(4.63)		5.61

NET ASSET VALUE, END OF PERIOD	$12.97		$12.83	$34.42	$53.60	$46.00		$50.63

TOTAL RETURN( d)	5.26	%(f)	(59.07)%	(22.38)%	29.18%	3.96	%(e)	26.67%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$8,223		$9,597	$37,461	$67,851	$57,629		$59,943
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	9.34	%(g)	6.77%	3.91%	3.58%	3.76%		5.22%
Operating expenses	0.63	%(g)	1.46%	2.29%	2.15%	2.71%		2.02%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	n/a		5.68%	2.39%	1.91%	2.10%		4.00%
Operating expenses	n/a		2.55%	3.81%	3.82%	4.37%		3.24%
PORTFOLIO TURNOVER RATE	227	%(f)	189%	222%	152%	206%		173%

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

(f) Not Annualized.

(g) Annualized.

June 30, 2009	48	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Realty Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2009(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.84		$34.41	$53.56	$45.97	$50.60		$44.99
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.39		1.64 (b)	1.22 (b)	0.98 (b)	1.04	(b)	1.84 (b)
Net realized and unrealized gain/(loss) on investments	0.15		(21.43)	(12.78)	12.13	0.97		9.65

Total from Investment Operations	0.54		(19.79)	(11.56)	13.11	2.01		11.49

LESS DISTRIBUTIONS:
From investment income	(0.41)		(1.39)	(1.47)	(1.79)	(1.79)		(2.05)
From capital gains	—		(0.10)	(6.12)	(3.73)	(4.84)		(3.83)
Tax return of capital	—		(0.29)	—	—	(0.07)		—

Total Distributions	(0.41)		(1.78)	(7.59)	(5.52)	(6.70)		(5.88)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	—

REPAYMENT OF ADVISORY FEES	—		—	—	—	0.06		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.13		(21.57)	(19.15)	7.59	(4.63)		5.61

NET ASSET VALUE, END OF PERIOD	$12.97		$12.84	$34.41	$53.56	$45.97		$50.60

TOTAL RETURN(d)	5.24	%(f)	(59.08)%	(22.36)%	29.18%	3.97	%(e)	26.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$18,895		$22,658	$90,500	$183,049	$148,222		$146,183
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	9.32	%(g)	6.77%	3.90%	3.58%	3.76%		5.22%
Operating expenses	0.62	%(g)	1.46%	2.30%	2.15%	2.71%		2.02%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	n/a		5.68%	2.39%	1.91%	2.10%		4.00%
Operating expenses	n/a		2.55%	3.81%	3.82%	4.37%		3.24%
PORTFOLIO TURNOVER RATE	227	%(f)	189%	222%	152%	206%		173%

(a) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) In 2005, the return excludes a reimbursement by the adviser for advisory fee correction. Including such item, the total return would have increased by 0.13%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	49	June 30, 2009

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2009, the Trust has 34 registered funds. This semi-annual report describes 4 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). Each of the Funds are successors to previously operational funds which were series of The Kensington Funds, a Delaware statutory trust, and were reorganized into series of the Trust effective as of the close of business on June 12, 2009. The accompanying financial statements and financial highlights are those of the Forward Global Infrastructure Fund (prior to the close of business on June 12, 2009, known as the Kensington Global Infrastructure Fund) (“Global Infrastructure Fund”), the Forward International Real Estate Fund (prior to the close of business on June 12, 2009, known as the Kensington International Real Estate Fund) (“International Real Estate Fund”), the Forward Select Income Fund (prior to the close of business on June 12, 2009, known as the Kensington Select Income Fund) (“Select Income Fund”), and the Forward Strategic Realty Fund (prior to the close of business on June 12, 2009, known as the Kensington Strategic Realty Fund) (“Strategic Realty Fund”).

The Global Infrastructure Fund seeks to achieve total return through capital appreciation and current income through investing primarily in global infrastructure-related securities. The International Real Estate Fund seeks to achieve total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. real estate securities. The Select Income Fund seeks high current income and potential for modest long-term growth of capital. The Strategic Realty Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

The Funds offer Institutional Class (prior to the close of business on June 12, 2009, known as Class Y shares), Class A, Class B and Class C shares.

Effective May 1, 2009, the Funds no longer offer for sale Class B Shares of the Funds and shareholders are no longer able to make new or additional investments in Class B shares. As of May 1, 2009, the current holders of Class B shares of the Fund will continue to be permitted to: hold their Class B shares until they are converted to Class A shares; exchange their Class B shares for Class B shares of another Fund; automatically reinvest dividends in Class B shares; and make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other classes.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A shares of all Funds are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with policies established by the Board of Trustees. Class B shares of all Funds are subject to a 5.00% CDSC for redemptions made within one year of purchase, in accordance with policies established by the Board of Trustees. Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with policies established by the Board of Trustees. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

The Funds invest a substantial portion of assets in the equity securities of issuers engaged in the

June 30, 2009	50

Notes to Financial Statements (Unaudited)

real estate industry, including Real Estate Investment Trusts (“REITs”). As a result, the Funds may be more affected by economic and regulatory developments in the real estate industry than would an equity fund not concentrating its investments in a particular industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2009.

Prior year information has been changed to reflect current presentation.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being

51	June 30, 2009

Notes to Financial Statements (Unaudited)

valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also

June 30, 2009	52

Notes to Financial Statements (Unaudited)

occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Stock Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2009, the Funds held no purchased or written options.

Written option activity for the six months ended June 30, 2009 was as follows:

Global Infrastructure Fund
WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2008	1,290	$104,079
Positions opened	130	12,704
Exercised or closed	(750)	(47,850)
Expired	(670)	(68,933)

Outstanding as of June 30, 2009	0	$0

Strategic Realty Fund
WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2008	100	$90,579
Positions opened	400	67,273
Exercised or closed	(101)	(21,283)
Expired	(399)	(136,569)

Outstanding as of June 30, 2009	0	$0

Short Sales: The Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. As of June 30, 2009 the Funds held no securities sold short.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with

53	June 30, 2009

Notes to Financial Statements (Unaudited)

deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2009, there were no Funds with securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): Each Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

June 30, 2009	54

Notes to Financial Statements (Unaudited)

Derivative Instruments and Hedging Activities: The Funds have adopted the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 has been established to improve financial reporting for derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following discloses the amounts related to the Funds use of derivative instruments and hedging activities. There were no Funds that held Derivative Instruments as of June 30, 2009.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133	LOCATION OF GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Global Infrastructure Fund
Equity Contracts	Net realized gain on option contracts/net change in unrealized depreciation on option contracts	$68,933	$(10,899)

Total		$68,933	$(10,899)

Strategic Realty Fund
Equity Contracts	Net realized gain on option contracts/net change in unrealized depreciation on option contracts	$152,584	$(90,079)

Total		$152,584	$(90,079)

Leverage: The Select Income Fund and the Strategic Realty Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

Effective June 16, 2009, the Select Income Fund maintains a line of credit with BNP Paribas (acting through its New York Branch). Borrowing under this arrangement pays interest of 1.20% above the one-month LIBOR rate. The Fund paid an arrangement fee of $187,500 to be expensed over the next three years. The Fund has pledged a portion of its investment securities as the collateral for this line of credit. As of June 30, 2009, the market value of the investment securities pledged as collateral totaled $519,503,394. As of June 30, 2009, the Fund has drawn down $153,585,536 from the line of credit.

Prior to June 16, 2009, the Select Income Fund maintained a line of credit with JP Morgan Chase up to a maximum of $100,000,000. Borrowing under this arrangement paid interest of 0.75% above the Fed Funds rate.

The average interest rate charged and the average outstanding demand loan payable for the six months ended June 30, 2009 was as follows:

	AVERAGE INTEREST RATE	AVERAGE OUTSTANDING DEMAND LOAN PAYABLE
Select Income Fund	1.057%	$76,405,637
Strategic Realty Fund	0.812%	896,553

55	June 30, 2009

Notes to Financial Statements (Unaudited)

Fair Value Measurements: FASB SFAS No. 157 is effective for the Funds’ financial statements issued after December 31, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Quoted prices in active markets for identical investments

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Global Infrastructure Fund
Common Stocks	$50,662,801	$82,301,953	—	$132,964,754
Short-Term Bank Debt Instruments	2,748,495	—	—	2,748,495

Total	$53,411,296	$82,301,953	—	$135,713,249

International Real Estate Fund
Common Stocks	$2,590,386	$52,904,786	—	$55,495,172
Short-Term Bank Debt Instruments	1,394,831	—	—	1,394,831

Total	$3,985,217	$52,904,786	—	$56,890,003

Select Income Fund
Common Stocks	$47,278,481	—	—	$47,278,481
Convertible Preferred Stocks	1,264,317	—	—	1,264,317
Preferred Stocks	579,981,818	$10,187,713	$16,655,566	606,825,097
Corporate Bonds	—	27,591,612	—	27,591,612
Short-Term Bank Debt Instruments	23,621,708	—	—	23,621,708

Total	$652,146,324	$37,779,325	$16,655,566	$706,581,215

Strategic Realty Fund
Common Stocks	$38,615,333	—	—	$38,615,333
Exchange Traded Funds	4,345,014	—	—	4,345,014
Preferred Stocks	18,336,180	—	—	18,336,180
Corporate Bonds	—	$1,001,469	—	1,001,469
Short-Term Bank Debt Instruments	1,876,760	—	—	1,876,760

Total	$63,173,287	$1,001,469	—	$64,174,756

June 30, 2009	56

Notes to Financial Statements (Unaudited)

As of June 30, 2009, there were no other financial instruments in the Funds. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
Select Income Fund
Common Stocks
Balance as of 12/31/08	$3,514,324	—
Realized gain/(loss)(b)	—	—
Change in unrealized appreciation/(depreciation)(b)	(2,601,755)	—
Net purchases/(sales)	—	—
Transfers in and/(out) of Level 3	15,742,997	—

Balance as of 6/30/09	$16,655,566	—

(a) There was no realized gain/(loss) earned during the six months ended June 30, 2009 for other financial instruments for the Select Income Fund.

(b) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations.

For the six months ended June 30, 2009, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid semi-annually for the International Real Estate Fund and Global Infrastructure Fund and quarterly for the Select Income Fund and Strategic Realty Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to

57	June 30, 2009

Notes to Financial Statements (Unaudited)

qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a

June 30, 2009	58

Notes to Financial Statements (Unaudited)

rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. During the six months ended June 30, 2009, there were no ReFlow fees incurred by the Funds.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2009, based on each Fund’s average daily net assets: Global Infrastructure Fund, 0.90%; International Real Estate Fund, 1.00%; Select Income Fund, 1.00%; and Strategic Realty Fund, 1.00%.

Related Party Transactions: Prior to the close of business on June 12, 2009, investment advisory services were provided to the Funds by the Kensington Investment Group, Inc (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for each of the Funds. The investment advisory fees, which were computed daily and paid monthly, were payable at the following annual rates for the Funds, calculated as a percentage of each particular Fund’s average daily net assets: Global Infrastructure Fund, 0.90%; International Real Estate Fund, 1.00%; and Select Income Fund 1.00%. The investment advisory fee for the Strategic Realty Fund is described more fully immediately below.

Prior to the close of business on June 12, 2009, pursuant to the investment advisory agreement for the Strategic Realty Fund, the Fund paid the Previous Advisor a monthly advisory fee with two components, a base component and a performance-based component, so that if the Fund’s investment performance were greater than the investment record of the Fund’s benchmark index, the FTSE NAREIT Composite Index, the Previous Advisor earned more, and if it were less than that of the index, the Previous Advisor earned less. The first component of the Strategic Realty Fund’s advisory fee was a “base fee,” paid monthly, equal to a monthly rate based on an annual percentage rate of 1.50% of daily net assets averaged over the most recent month (i.e., the current month for which the fee is being calculated). The second component was a performance adjustment that either increased or decreased the base fee, depending on how the Fund performed (calculated on Class A share performance for these purposes) relative to its benchmark index over a rolling 12-month period ending on the end of the most recent month (the “performance period”). The performance adjustment, which was equal, on an averaged monthly basis, to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place), was calculated on the Strategic Realty Fund’s net assets averaged over the performance period. The performance adjustment reached a maximum positive or negative average monthly adjustment of 1/12th of 1.00% of the Fund’s daily net assets averaged over the performance period if the Fund outperformed, or underperformed, the investment record of the

59	June 30, 2009

Notes to Financial Statements (Unaudited)

benchmark by 6.667 percentage points or more over the performance period. As the base fee and the performance adjustment were accrued daily (and not monthly), actual rates varied monthly based upon the number of days in a particular month, but, on a monthly basis, equaled, on average, 1/12th of an annual rate.

Expense Limitations: Forward Management has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	END DATE
Global Infrastructure(a)	1.25%	1.65%	1.50%	2.25%	2.25%	June 30, 2011
International Real Estate(b)	1.40%	1.80%	1.65%	2.40%	2.40%	June 30, 2011
Select Income(c)	1.35%	1.75%	1.60%	2.35%	2.35%	June 30, 2011
Strategic Realty (d)	1.90%	2.30%	2.15%	2.90%	2.90%	June 30, 2011

(a) From January 1, 2009 to the close of business on June 12, 2009, the Previous Advisor contractually agreed, until December 31, 2010, to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Class A, Class B and Class C shares operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.25%, 1.50%, 2.25% and 2.25% respectively.

(b) From January 1, 2009 to the close of business on June 12, 2009, the Previous Advisor contractually, until December 31, 2010, agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Class A, Class B and Class C shares operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.40%, 1.65%, 2.40% and 2.40% respectively.

(c) From January 1, 2009 to the close of business on June 12, 2009, the Previous Advisor contractually agreed, until December 31, 2010, to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Class A, Class B and Class C shares operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.35%, 1.60%, 2.35% and 2.35% respectively.

(d) From January 1, 2009 to the close of business on June 12, 2009, the Previous Advisor contractually agreed, until December 31, 2010, to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Class A, Class B and Class C shares operating expenses to an annual rate (as a percentage of the average daily net assets) of 2.00%, 2.25%, 3.00% and 3.00% respectively.

For the six months ended June 30, 2009, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Global Infrastructure
Institutional Class	$31,576	$0	$31,576
Class A	43,923	0	43,923
Class B	2,518	0	2,518
Class C	10,122	0	10,122

June 30, 2009	60

Notes to Financial Statements (Unaudited)

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
International Real Estate
Institutional Class	$8,238	$0	$8,238
Class A	65,386	0	65,386
Class B	2,878	0	2,878
Class C	19,187	0	19,187
Select Income
Institutional Class	15,179	0	15,179
Class A	47,442	0	47,442
Class B	4,506	0	4,506
Class C	23,079	0	23,079

As of June 30, 2009, the balances of recoupable expenses for each Fund were as follows:

FUND	2006	2007	2008	2009	TOTAL
Global Infrastructure
Institutional Class	N/A	$9,398	$77,499	$31,576	$118,473
Class A	N/A	43,735	166,617	43,923	254,275
Class B	N/A	3,081	8,690	2,518	14,289
Class C	N/A	14,096	47,012	10,122	71,230
International Real Estate
Institutional Class(a)	N/A	3,566	19,662	9,743	32,971
Class A(a)	N/A	107,651	239,464	107,784	454,899
Class B(a)	N/A	12,239	17,689	7,117	37,045
Class C(a)	N/A	62,254	101,777	41,112	205,143
Select Income
Institutional Class	N/A	—	—	15,179	15,179
Class A	N/A	—	—	47,442	47,442
Class B	N/A	—	—	4,506	4,506
Class C	N/A	—	—	23,079	23,079

(a) The recoupable expense balances include recoupable expenses from the reorganization of the Kensington Global Real Estate Fund.

4. Distribution Plans and Shareholder Services Plans

The Funds have adopted Service and Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.35% of the Fund’s average daily net assets attributable to Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to Class B and Class C shares.

Prior to the close of business on June 12, 2009, each Fund had adopted a Service and Distribution Plan (the “Prior Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Prior Distribution Plans, the Funds compensated Quasar Distributors, LLC, the Funds’ prior distributor, for services provided and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s shareholders. The prior distributor was compensated 0.25% per annum of the Class A shares average daily net assets and 1.00% per annum of the Class B and Class C shares average daily net assets.

In addition, the Funds have a shareholder services plan (the “Shareholder Services Plan”) that may be used to pay shareholder servicing fees at

61	June 30, 2009

Notes to Financial Statements (Unaudited)

an annual rate of up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.25% of the Fund’s average daily net assets attributable to Class B and Class C shares.

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

Administrative Services Plan: Prior to the close of business on June 12, 2009, the Funds had adopted an Administrative Services Plan pursuant to which each Fund (or Class of shares thereof) was authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they had a servicing relationship. Under the terms of Administrative Services Plan, each Fund (or Class of shares thereof) was authorized to make payments up to a maximum rate of 0.25% of the average daily net assets of the Fund attributable to, or held in the name of, the service provider for providing the types of applicable administrative services covered under the terms of the Administrative Service Plan. This Administrative Services Plan has been terminated as of the close of business on June 12, 2009 in connection with reorganization of the Funds into series of the Trust. The expenses of the Administrative Services Plan are reflected as administrative services plan fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator. Prior to June 1, 2009, US Bancorp Fund Services, LLC (“USBFS”) served as the Funds’ administrator and fund accountant.

AFS serves as the Fund’s transfer agent and dividend paying agent.

Prior to the close of business on June 12, 2009, USBFS served as the Funds’ transfer agent and Quasar Distributors, LLC, an affiliate of USBFS, served as the Fund’s distributor and principal underwriter.

BBH is the Funds’ custodian. Prior to June 17, 2009, Custodial Trust Company was the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2009, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). The Trust, on behalf of the Funds, pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, reasonable expenses of the Board of Trustees are reimbursed by the Funds. The Trust receives no compensation from the Funds.

June 30, 2009	62

Notes to Financial Statements (Unaudited)

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

As mentioned above, each of the Funds are successors to previously operational funds which were series of The Kensington Funds, a Delaware statutory trust. Prior to close of business on June 12, 2009, certain officers and trustees of The Kensington Funds were affiliated with the Previous Advisor. Such officers and trustees received no compensation from The Kensington Funds for serving in their respective roles. An officer of the Previous Advisor and The Kensington Funds served as The Kensington Funds’ Chief Compliance Officer and received an annual compensation of $150,000 from The Kensington Funds. Each of the independent trustees of The Kensington Funds received a $3,500 fee for each board meeting attended and any travel expenses incurred, which was allocated amongst the Funds. Each of the independent trustees of The Kensington Funds also received a $16,000 annual retainer. The chairman of the audit committee received $750 for each board meeting attended and an annual retainer of $8,000. The trustees of The Kensington Funds were also reimbursed for expenses related to their service to the Funds.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Prior to the close of business on June 12, 2009, the Funds imposed a short-term redemption fee on shares purchased and held less than 75 days. The fee was 1% of the redemption value and is deducted from the redemption proceeds. Such redemptions are reflected as “cost of shares redeemed” in the Statement of Changes in Net Assets. The redemption fees that were charged for the period of January 1, 2009 through the close of business on June 12, 2009 for the Global Infrastructure Fund, the International Real Estate Fund, the Select Income Fund and the Strategic Realty Fund were $33,732, $4,251, $343,903 and $820, respectively.

63	June 30, 2009

Notes to Financial Statements (Unaudited)

The following entities owned of record or beneficially, as of June 30, 2009, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Global Infrastructure
Institutional Class	Charles Schwab & Co., Inc.	30.58%

Global Infrastructure
Class A	LPL Financial Services	16.94%
	Charles Schwab & Co., Inc.	15.70%

International Real Estate
Institutional Class	Pershing LLC	19.01%
	Saxon & Co.	5.74%

International Real Estate
Class A	LPL Financial Services	11.87%
	Charles Schwab & Co., Inc.	7.81%

Select Income
Institutional Class	Pershing LLC	11.64%
	Charles Schwab & Co., Inc.	6.92%
	LPL Financial Services	5.70%

Select Income
Class A	LPL Financial Services	14.23%
	Charles Schwab & Co., Inc.	6.47%

Strategic Realty
Institutional Class	Pershing LLC	55.35%
	Heritage Bank of Commerce FBO the Kramer Revocable Trust	12.20%
	Paul Gray	5.42%

Strategic Realty
Class A	LPL Financial Services	8.32%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2009, excluding temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Global Infrastructure	$44,121,637	$24,789,883
International Real Estate	21,973,529	36,739,863
Select Income	592,702,030	431,998,793
Strategic Realty	142,603,862	148,350,976

June 30, 2009	64

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2009, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Infrastructure	$182,288,755	$6,649,765	$(53,225,271)	$(46,575,506)
International Real Estate	72,354,105	4,517,977	(19,982,079)	(15,464,102)
Select Income	856,397,477	27,710,070	(177,526,332)	(149,816,262)
Strategic Realty	78,657,201	6,878,123	(21,360,568)	(14,482,445)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

FUND	CAPITAL LOSS
Global Infrastructure	$12,009,595
International Real Estate	20,494,957
Select Income	10,442,861
Strategic Realty	89,957,216

Capital Loss Carryforwards: As of December 31, 2008 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2015	2016
Global Infrastructure	—	$22,944,101
International Real Estate	$2,652,205	64,908,383
Select Income	12,192,886	157,405,438
Strategic Realty	—	94,169,609

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2009.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	FOREIGN TAXES PASSED THROUGH TOTAL	RETURN OF CAPITAL TOTAL
Global Infrastructure	$2,953,837	—	$467,495	$18,494
International Real Estate	88,243	—	—	2,307,291
Select Income	39,675,756	—	—	16,059,018
Strategic Realty	11,059,449	$557,512	—	2,240,545

65	June 30, 2009

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. International Real Estate Fund Acquisition of Kensington Global Real Estate Fund: On May 27, 2009, shareholders of the Kensington Global Real Estate Fund (the “Acquired Fund”), a series of The Kensington Funds, approved the acquisition of the Acquired Fund by the International Real Estate Fund (prior to the close of business on June 12, 2009, known as the Kensington International Real Estate Fund, a separate series of The Kensington Funds) (the “Acquiring Fund”). Immediately prior to the close of business on June 12, 2009, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the acquisition, the Acquiring Fund issued 15,309, 297,843, 41,462 and 202,743 shares of Institutional Class, Class A, Class B and Class C, respectively, in exchange for net assets of the Acquired Fund valued at $220,810, $4,296,974, $597,649 and $2,919,185, respectively. On June 15, 2009, the combined value of the Acquired Fund (which included accumulated realized losses of $(4,847,329) and unrealized depreciation of $(960,928)) and the Acquiring Fund was $58,920,332. The exchange of shares qualified as a tax-free reorganization for federal income tax purposes. The unused capital loss carryforward totaling $18,159,349 for potential utilization and is subject to tax limitations.

12. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 25, 2009 (the date the financial statements were available to be issued). This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

June 30, 2009	66

Approval of the Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”) of the Trust oversees the management of each Series of the Trust and, as required by law, initially approves, and determines annually whether to renew, the investment advisory agreement and sub-advisory agreements, as applicable for management of the series of the Trust.

At an in-person meeting of the Board held on January 7, 2009, the Board, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”) approved the Amended and Restated Investment Management Agreement between Forward Management and the Trust on behalf of the Forward Global Infrastructure Fund, Forward International Real Estate Fund and Forward Select Income Fund (the “Agreement”).

In addition at an in-person meeting of the Board held on March 4, 2009, the Board, including a majority of Independent Trustees, approved the Amended and Restated Investment Management Agreement between Forward Management and the Trust on behalf of the Forward Strategic Realty Fund (together with the Forward Global Infrastructure Fund, Forward International Real Estate Fund and Forward Select Income Fund, the “New Series”) (collectively with the Agreement, the “Advisory Agreement”).

Effective June 12, 2009 each of the New Series acquired all of the assets and liabilities of the corresponding series of The Kensington Funds (the “Predecessor Company”) and commenced operations.

In connection with the meetings, the Board, through counsel to the Trust and Independent Trustees and through the administrator of the New Series, requested information to enable the Trustees to evaluate the terms of the Advisory Agreement. In response, Forward Management provided materials to the Board for its evaluation. In considering whether to approve the Advisory Agreement, the Board also reviewed supplementary information, including: information relating to performance of the Predecessor Company; advisory fee and expense comparisons; financial information regarding Forward Management; descriptions of Forward Management’s compliance program; portfolio trading practices; information about the personnel to provide investment management and administrative services to the New Series; and information regarding the nature of services to be provided under the Advisory Agreement.

Discussed below are the factors the Board considered in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the information taken as a whole. Individual Board members may have given different weights to certain factors and assigned various degrees of materiality to information in connection with the approval process.

In evaluating the Advisory Agreement, the Board, including the Independent Trustees, principally considered the following factors, among others: (i) the nature, extent and quality of the services expected to be provided by Forward Management; (ii) where applicable, the investment performance of the Predecessor Company and Forward Management; (iii) the reasonableness of investment advisory compensation to be paid and a comparative analysis of expense ratios of, and advisory fees paid by, similar Funds; (iv) the expected profits to be realized by Forward Management from its relationships with the New Series; (v) the extent to which the fees to be paid to Forward Management reflect economies of scale; and (vi) if

67	June 30, 2009

Approval of the Investment Advisory Agreement (Unaudited)

applicable, any benefits derived or to be derived by Forward Management from its relationship with the New Series, such as soft dollar arrangements. The Board considered the ability of Forward Management to provide an appropriate level of support and resources to the New Series and whether Forward Management has sufficiently qualified personnel. The Board also considered the overall financial soundness of Forward Management as it relates to its ability to provide services to the New Series.

Additional discussion of certain of these factors follows:

Nature, extent and quality of the services

The Board considered the nature of the services to be provided under the Advisory Agreement. The Board considered the ability of Forward Management to provide an appropriate level of investment management, support, and resources to the New Series and whether Forward Management has sufficiently qualified personnel. The Board noted the background and experience of Forward Management’s senior management and investment personnel. The Board also noted Forward Management’s representation that it intended to hire key employees, including portfolio management personnel, from the Predecessor Company’s investment manager to continue their responsibilities in connection with the New Series. The Board considered Forward Management’s ability to attract and retain qualified business professionals. The Board also determined that Forward Management has made a commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the New Series. The Board also favorably considered Forward Management’s entrepreneurial commitment to the management and success of the New Series, which entails a substantial financial and professional commitment.

The Board considered Forward Management’s compliance operations with respect to the New Series, including measures taken by Forward Management to assist the New Series in complying with Rule 38a-1 under the 1940 Act, and other issues related to the integration of the New Series into the Trust’s compliance program. The Board noted that personnel at Forward Management represented that the firm had no significant compliance or administrative problems over the past year and that no deficiencies were found by any independent audit. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by Forward Management under the Advisory Agreement.

Investment performance

The Board considered peer group reports prepared by Lipper, Inc., that showed performance and expense information of the Predecessor Company relative to other comparable funds for certain periods, noting that, although the Predecessor Company was not managed by Forward Management, the investment strategies of the New Series will be substantially similar to those which were pursued by the Predecessor Company and Forward Management will retain key personnel from the Predecessor Company in connection with the management of the New Series.

The Board concluded that Forward Management has the ability to provide high quality investment management services to the New Series over the long-term, subject to ongoing review of Forward Management’s performance by the Board.

Profitability and reasonableness of advisory compensation

The Board considered the costs of services to be provided and expected profits to be realized by Forward Management from its relationship with

June 30, 2009	68

Approval of the Investment Advisory Agreement (Unaudited)

the New Series, including the overall financial soundness of Forward Management. The Board considered financial information previously provided by Forward Management, which showed a strong balance sheet with an operating loss for more recent periods. The Board noted that Forward Management has been responsive to inquiries over time regarding the firm’s financial resources and ability to serve as the investment advisor to the New Series, and the Board has been satisfied with this information. The Board noted that it generally is difficult to estimate or evaluate the expected profitability of new funds created in connection with a fund reorganization.

The Board also considered information regarding the investment management fees to be charged to the New Series by Forward Management and those Forward Management charges to other series of the Trust. The Trustees also reviewed a comparison of the estimated investment management fees and operating expenses for the New Series with those of comparable mutual funds, noting that the proposed investment management fees for the New Series were within the range of investment management fees charged to such other comparable mutual funds presented to the Board.

The Board noted that Forward Management’s business currently consists primarily of managing the series of the Trust, and that Forward Management does not currently manage a significant amount of investment accounts other than the series of the Trust, and so it is not possible to compare the advisory fees to be charged to the New Series with fees charged to other non-investment company clients of Forward Management because relevant comparisons are not available.

The Board concluded that Forward Management’s expected profitability with respect to each New Series would not be excessive and that the advisory fees to be charged are reasonable in light of the services to be provided to each New Series.

Economies of scale

The Board considered the potential of Forward Management and the New Series to experience economies of scale as the New Series grow in size. The Board noted that it was difficult to identify economies of scale prior to the completion of the reorganization of the Predecessor Company into the Trust. The Board concluded that, considering the fee and financial information, the current fee structure reflected in the Advisory Agreement is appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the New Series had achieved economies of scale and the appropriateness of management fees payable to Forward Management in the future.

Any additional benefits and other considerations

The Board considered ancillary benefits to be received by Forward Management as a result of Forward Management’s relationship with the New Series, including the fees to be paid by the New Series to ReFlow Management Co., LLC, a company that is affiliated with Forward Management, for the New Series’ participation in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. The Board also considered the benefits to Forward Management of the potential for larger assets under management and reputational benefits. The Board concluded that any potential benefits to be derived by Forward Management from its relationship with the New Series were consistent with those generally derived by advisors or sub-advisors to mutual funds.

Based on the Trustees’ deliberations and their evaluation of the information described above,

69	June 30, 2009

Approval of the Investment Advisory Agreement (Unaudited)

the Board, including all of the Independent Trustees, found that: (i) the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services to be rendered; and (ii) the approval of the Advisory Agreement is in the best interests of each New Series and its respective shareholders. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement with respect to each New Series.

June 30, 2009	70

Shareholder Voting Results (Unaudited)

The Kensington Funds

Special Meeting of Shareholders

May 27, 2009

Ballot

The undersigned holder of capital stock of each Fund of The Kensington Funds, or duly authorized proxy or proxies for a holder or holders of said stock (as evidenced by an executed proxy delivered to the Inspector of Election), hereby votes:

For approval of an Agreement and Plan of Reorganization as follows:

Kensington Real Estate Securities Fund

246,567 Votes in favor

12,444 Votes against

18,744 Votes abstained

Votes in favor represented 88.77% of total votes

Kensington Strategic Realty Fund

1,999,734 Votes in favor

81,013 Votes against

82,044 Votes abstained

Votes in favor represented 92.46% of total votes

Kensington International Real Estate Fund

1,175,493 Votes in favor

48,853 Votes against

64,652 Votes abstained

Votes in favor represented 91.19% of total votes

Kensington Global Real Estate Fund

287,346 Votes in favor

3,663 Votes against

13,500 Votes abstained

Votes in favor represented 94.36% of total votes

Kensington Global Infrastructure Fund

2,767,873 Votes in favor

59,881 Votes against

148,055 Votes abstained

Votes in favor represented 93.01% of total votes

Kensington Select Income Fund

13,615,883 Votes in favor

374,335 Votes against

510,228 Votes abstained

Votes in favor represented 93.90% of total votes

71	June 30, 2009

Shareholder Voting Results (Unaudited)

The Kensington Funds

Special Meeting of Shareholders

May 27, 2009

Board of Inspector of Election

To the Secretary of the Special Meeting of Shareholders of The Kensington Funds: I, the undersigned Inspector of Election, having been duly authorized and qualified, do report and certify as to the Special Meeting of Shareholders of The Kensington Funds held at 4 Orinda Way, Suite 200C, Orinda, California 94563 on May 27, 2009 at 11:00 a.m., Pacific Time, that:

Kensington Real Estate Securities Fund

1. Out of 757,123 shares of Common Stock of the Kensington Real Estate Securities Fund outstanding and entitled to vote at said meeting, a total of 277,755 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Kensington Real Estate Securities Fund, an Agreement and Plan of Reorganization between the Kensington Real Estate Securities Fund and the Forward Real Estate Fund, a series of Forward Funds, be, and is hereby, approved. The following votes were cast:

FOR 246,567

AGAINST 12,444

ABSTAINED 18,744

Kensington Strategic Realty Fund

1. Out of 5,413,484 shares of Common Stock of the Kensington Strategic Realty Fund outstanding and entitled to vote at said meeting, a total of 2,162,791 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Kensington Strategic Realty Fund, an Agreement and Plan of Reorganization between the Kensington Strategic Realty Fund and the Forward Strategic Realty Fund, a series of Forward Funds, be, and is hereby, approved. The following votes were cast:

FOR 1,999,734

AGAINST 81,013

ABSTAINED 82,044

Kensington International Real Estate Fund

1. Out of 3,614,208 shares of Common Stock of the Kensington International Real Estate Fund outstanding and entitled to vote at said meeting, a total of 1,288,998 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Kensington International Real Estate Fund, an Agreement and Plan of Reorganization between the Kensington International Real Estate Fund and the Forward International Real Estate Fund, a series of Forward Funds, be, and is hereby, approved. The following votes were cast:

FOR 1,175,493

AGAINST 48,853

ABSTAINED 64,652

June 30, 2009	72

Shareholder Voting Results (Unaudited)

Kensington Global Real Estate Fund

1. Out of 810,187 shares of Common Stock of the Kensington Global Real Estate Fund outstanding and entitled to vote at said meeting, a total of 304,509 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Kensington Global Real Estate Fund, an Agreement and Plan of Reorganization between the Kensington Global Real Estate Fund and the Forward International Real Estate Fund, a series of Forward Funds, be, and is hereby, approved. The following votes were cast:

FOR 287,346

AGAINST 3,663

ABSTAINED 13,500

Kensington Global Infrastructure Fund

1. Out of 8,481,155 shares of Common Stock of the Kensington Global Infrastructure Fund outstanding and entitled to vote at said meeting, a total of 2,975,809 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Kensington Global Infrastructure Fund, an Agreement and Plan of Reorganization between the Kensington Global Infrastructure Fund and the Forward Global Infrastructure Fund, a series of Forward Funds, be, and is hereby, approved. The following votes were cast:

FOR 2,767,873

AGAINST 59,881

ABSTAINED 148,055

Kensington Select Income Fund

1. Out of 35,431,477 shares of Common Stock of the Kensington Select Income Fund outstanding and entitled to vote at said meeting, a total of 14,500,446 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Kensington Select Income Fund, an Agreement and Plan of Reorganization between the Kensington Select Income Fund and the Forward Select Income Fund, a series of Forward Funds, be, and is hereby, approved. The following votes were cast:

FOR 13,615,883

AGAINST 374,335

ABSTAINED 510,228

73	June 30, 2009

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

FORWARD FUNDS

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Emerging Markets

Forward Emerging Markets Fund

International

Forward International Equity Fund

Forward International Small Companies Fund

Core

Forward Large Cap Equity Fund

Small Cap

Forward Banking and Finance Fund

Forward Growth Fund

Forward Legato Fund

Forward Small Cap Equity Fund

Real Estate

Forward International Real Estate Fund

Forward Real Estate Fund

Forward Strategic Realty Fund

Alternative Strategies

Forward Global Infrastructure Fund

Forward International Fixed Income Fund

Forward Long/Short Credit Analysis Fund

Forward Select Income Fund

Printed on recycled paper using soy-based inks.

FWD002099 091010

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 1, 2009

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date:	September 1, 2009

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